UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:		811-08764

UBS PACE Select Advisors Trust
(Exact name of registrant as specified in charter)

51 West 52nd Street, New York, New York		10019-6114
(Address of principal executive offices)		(Zip code)

Mark F. Kemper, Esq. UBS Global Asset Management 51 West 52nd Street New York, NY 10019-6114
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq. Dechert LLP 1775 I Street, N.W. Washington, DC 20006-2401

Registrant’s telephone number, including area code:		212-882 5000

Date of fiscal year end:	July 31

Date of reporting period:	April 30, 2009

Item 1.  Schedule of Investments

UBS PACE Select Advisors Trust

UBS PACE Money Market Investments

Schedule of investments — April 30, 2009 (unaudited)

Security description	Face amount ($)	Value ($)
US government and agency obligations—22.44%
Federal Home Loan Bank
0.200%, due 05/05/09(1)	9,000,000	8,999,800
0.649%, due 05/13/09(2)	5,000,000	5,000,000
2.400%, due 05/13/09	2,500,000	2,499,985
5.375%, due 05/15/09	1,000,000	1,001,818
2.820%, due 07/10/09	4,000,000	4,000,000
0.450%, due 07/13/09(1)	5,000,000	4,995,438
Federal Home Loan Mortgage Corp.*
0.650%, due 05/01/09(2)	10,000,000	10,000,000
0.365%, due 05/28/09(2)	10,000,000	9,998,513
0.340%, due 06/22/09(1)	8,000,000	7,996,071
0.570%, due 08/17/09(1)	5,000,000	4,991,450
4.125%, due 11/30/09	7,000,000	7,074,550
Federal National Mortgage Association*
0.420%, due 05/01/09(2)	7,000,000	7,000,000
0.160%, due 05/05/09(1)	3,000,000	2,999,947
1.800%, due 06/29/09(1)	4,000,000	3,988,200
1.029%, due 07/13/09(2)	5,000,000	5,000,000
0.300%, due 08/24/09(1)	15,000,000	14,985,625
0.530%, due 12/21/09(1)	5,000,000	4,982,775
US Treasury Bills
1.080%, due 05/07/09(1)	7,000,000	6,998,740
0.310%, due 05/21/09(1)	3,200,000	3,199,449
0.330%, due 05/21/09(1)	1,600,000	1,599,707
0.210%, due 05/28/09(1)	11,000,000	10,998,267
0.235%, due 06/18/09(1)	6,200,000	6,198,057
0.285%, due 10/29/09(1)	12,000,000	11,982,805
Total US government and agency obligations (cost—$146,491,197)		146,491,197

Bank notes—3.60%
Banking-US—3.29%
Bank of America N.A.
1.436%, due 05/06/09(2)	5,000,000	5,000,000
0.500%, due 06/08/09(3)	5,000,000	5,000,000
HSBC Bank USA
3.875%, due 09/15/09	2,470,000	2,474,969
Wachovia Bank N.A. (Charlotte)
1.396%, due 05/01/09(2)	5,000,000	5,000,000
Wells Fargo Bank N.A.
0.547%, due 05/19/09(2)	4,000,000	4,000,000
		21,474,969
Banking-non-US—0.31%
Westpac Banking Corp.
1.439%, due 07/14/09(2)	2,000,000	2,000,000
Total bank notes ($18,474,969)		23,474,969

Certificates of deposit—11.37%
Banking-non-US—11.37%
Abbey National Treasury Services PLC
0.738%, due 05/27/09(2)	5,000,000	5,000,000
Bank of Nova Scotia
0.570%, due 05/01/09	4,000,000	4,000,000
2.400%, due 05/07/09	7,250,000	7,250,000
Bank of Tokyo-Mitsubishi UFJ Ltd.
0.450%, due 05/22/09	7,000,000	7,000,000
BNP Paribas
0.460%, due 05/01/09	8,500,000	8,500,000

UBS PACE Select Advisors Trust

UBS PACE Money Market Investments

Schedule of investments — April 30, 2009 (unaudited)

Security description	Face amount ($)	Value ($)
Certificates of deposit—(concluded)
Banking-non-US—(concluded)
Calyon N.A., Inc./New York
3.170%, due 06/02/09	4,500,000	4,500,000
Credit Suisse First Boston
2.750%, due 05/18/09	7,000,000	7,000,000
Deutsche Bank AG
0.600%, due 05/21/09	8,000,000	8,000,000
0.620%, due 07/08/09	2,000,000	2,000,000
0.610%, due 07/27/09	4,000,000	4,000,000
Natixis
0.950%, due 07/07/09	7,000,000	7,000,000
Rabobank Nederland NV
0.700%, due 07/02/09	5,000,000	5,000,000
Toronto-Dominion Bank
1.150%, due 08/20/09	5,000,000	5,002,276
Total certificates of deposit (cost—$74,252,276)		74,252,276

Commercial paper(1)—42.26%
Asset backed-banking—0.76%
Atlantis One Funding
0.700%, due 06/08/09	5,000,000	4,996,306

Asset backed-miscellaneous—14.55%
Amsterdam Funding Corp.
0.810%, due 05/11/09	5,000,000	4,998,875
0.680%, due 07/14/09	5,000,000	4,993,011
Atlantic Asset Securitization LLC
0.530%, due 07/01/09	10,000,000	9,991,019
0.500%, due 07/17/09	5,000,000	4,994,653
Chariot Funding LLC
0.350%, due 05/08/09	11,000,000	10,999,251
0.300%, due 05/13/09	6,000,000	5,999,400
Kitty Hawk Funding Corp.
0.600% , due 05/01/09	14,000,000	14,000,000
Old Line Funding Corp.
0.550%, due 05/14/09	10,000,000	9,998,014
0.320%, due 06/02/09	4,000,000	3,998,862
Regency Markets No. 1 LLC
0.420%, due 05/26/09	5,000,000	4,998,542
Sheffield Receivables Corp.
0.550%, due 05/07/09	5,000,000	4,999,542
0.360%, due 05/19/09	10,000,000	9,998,200
Yorktown Capital LLC
0.500%, due 07/07/09	5,000,000	4,995,347
		94,964,716
Banking-non-US—0.46%
Dnb NOR ASA
1.000%, due 08/04/09	3,000,000	2,992,083

Banking-US—11.94%
Calyon N.A., Inc.
1.020%, due 07/29/09	5,000,000	4,987,392

UBS PACE Select Advisors Trust

UBS PACE Money Market Investments

Schedule of investments — April 30, 2009 (unaudited)

Security description	Face amount ($)	Value ($)
Commercial paper(1)—(continued)
Banking-US—(concluded)
CBA (Delaware) Finance, Inc.
0.450%, due 05/26/09	10,000,000	9,996,875
Danske Corp.
0.500%, due 05/04/09	5,000,000	4,999,792
Dexia Delaware LLC
0.240%, due 05/01/09	15,000,000	15,000,000
ING (US) Funding LLC
0.250%, due 05/07/09	9,000,000	8,999,625
0.990%, due 07/13/09	5,000,000	4,989,962
Nordea N.A., Inc.
0.500%, due 06/16/09	10,000,000	9,993,611
San Paolo IMI US Financial Co.
0.850%, due 06/22/09	5,000,000	4,993,861
Societe Generale N.A., Inc.
0.210%, due 05/01/09	10,000,000	10,000,000
0.780%, due 05/04/09	4,000,000	3,999,740
		77,960,858
Brokerage—2.14%
RBS Holdings USA, Inc.
0.210%, due 05/01/09	14,000,000	14,000,000

Consumer products-non durables—0.77%
Procter & Gamble International Funding SCA
0.200%, due 06/10/09	5,000,000	4,998,889

Diversified manufacturing—1.53%
Siemens Capital Co. LLC
0.200%, due 05/15/09	10,000,000	9,999,222

Energy-integrated—2.30%
Koch Resources LLC
0.230%, due 05/08/09	10,000,000	9,999,553
0.190%, due 05/13/09	5,000,000	4,999,683
		14,999,236
Finance-captive automotive—1.53%
Toyota Motor Credit Corp.
0.250%, due 05/01/09	10,000,000	10,000,000

Finance-noncaptive diversified—1.53%
General Electric Capital Corp.
0.230%, due 05/07/09	10,000,000	9,999,617

Food/beverage—2.45%
Coca-Cola Co. (The)
0.210%, due 06/23/09	6,000,000	5,998,145
Unilever Capital Corp.
0.230%, due 07/06/09	10,000,000	9,995,783
		15,993,928

UBS PACE Select Advisors Trust

UBS PACE Money Market Investments

Schedule of investments — April 30, 2009 (unaudited)

Security description	Face amount ($)	Value ($)
Commercial paper(1)—(concluded)
Pharmaceuticals—2.30%
Pfizer, Inc.
0.370%, due 06/10/09	10,000,000	9,995,889
Roche Holdings, Inc.
0.300%, due 05/28/09	5,000,000	4,998,875
		14,994,764
Total commercial paper (cost—$275,899,619)		275,899,619

Short-term corporate obligations—4.29%
Banking-non-US—2.14%
BNP Paribas
1.441%, due 05/13/09(2)	3,000,000	3,000,000
Lloyds TSB Group PLC
1.541%, due 05/07/09(2),(4)	5,000,000	5,000,000
Nordea Bank AB
1.449%, due 07/24/09(2),(4)	2,000,000	2,000,000
Rabobank Nederland NV
1.431%, due 05/11/09(2),(4)	4,000,000	4,000,000
		14,000,000
Banking-US—1.38%
HSBC Bank USA
1.559%, due 07/14/09(2)	4,000,000	4,000,000
Morgan (J.P.) Chase & Co.
1.381%, due 06/02/09(2)	5,000,000	4,999,463
		8,999,463
Finance-captive automotive—0.77%
Toyota Motor Credit Corp.
0.680%, due 05/01/09(2)	5,000,000	5,000,000
Total short-term corporate obligations (cost—$27,999,463)		27,999,463

Repurchase agreements—16.33%
Repurchase agreement dated 04/30/09 with Barclays Bank PLC, 0.160% due 05/01/09, collateralized by $60,438,700 US Treasury Notes, 2.000% due 11/30/13; (value — $61,200,028); proceeds: $60,000,267	60,000,000	60,000,000
Repurchase agreement dated 04/30/09 with Deutsche Bank Securities, 0.150% due 05/01/09, collateralized by $5,250,000 Federal Home Loan Bank obligations, 3.375% due 10/20/10, $936,000 Federal Home Loan Mortgage Corp. obligations, 5.810% due 05/14/24, $25,000,000 Federal National Mortgage Association obligations, 4.780% due 11/16/12 and $25,050,000 Resolution Funding Principal Strips, zero coupon due 10/15/20; (value — $46,920,780); proceeds: $46,000,192	46,000,000	46,000,000

UBS PACE Select Advisors Trust

UBS PACE Money Market Investments

Schedule of investments — April 30, 2009 (unaudited)

Security description	Face amount ($)	Value ($)
Repurchase agreements—(concluded)
Repurchase agreement dated 04/30/09 with State Street Bank & Trust Co., 0.010% due 05/01/09, collateralized by $594,860 US Treasury Bills, zero coupon due 08/20/09 to 08/27/09; (value—$594,681); proceeds: $583,000	583,000	583,000
Total repurchase agreements (cost—$106,583,000)		106,583,000

Total investments (cost—$654,700,524)—100.28%		654,700,524
Liabilities in excess of other assets—(0.28)%		(1,857,446)
Net assets (applicable to 652,832,759 shares of beneficial interest outstanding equivalent to $1.00 per share)—100.00%		652,843,078

*

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the U.S. Treasury guaranteed the debt issued by those organizations.

(1)	Rates shown are the discount rates at date of purchase.
(2)	Variable rate security. The maturity dates reflect earlier of reset dates or stated maturity dates. The interest rates shown are the current rates as of April 30, 2009, and reset periodically.
(3)

Security is backed by FDIC’s Temporary Loan Guarantee Program (“TLGP”). TLGP guarantees newly issued senior unsecured debt of banks, thrifts and certain holding companies, and provides full coverage of non-interest bearing deposit transaction accounts.

(4)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 1.68% of net assets as of April 30, 2009, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

On August 1, 2008, the Portfolio adopted the Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Portfolio’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical investments.
Level 2 - Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.
Level 3 - Unobservable inputs inclusive of the Portfolio’s own assumptions in determining the value of investments.

The following is a summary of the inputs used as of April 30, 2009 in valuing the Portfolio’s investments:

	Quoted prices in active markets for identical investments (Level 1) ($)	Significant other observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Investments, at value	—	654,700,524	—	654,700,524

In April 2009, the FASB issued FASB Staff Position No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”). FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157, when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the Portfolio’s financial statement disclosures.

Issuer breakdown by country of origin

Percentage of total investments (%)
United States	78.1
United Kingdom	3.7
Germany	3.7
France	3.5
Japan	3.4
Netherlands	2.9
Canada	2.5
Switzerland	1.1
Norway	0.5
Australia	0.3
Sweden	0.3
Total	100.0

Weighted average maturity — 33 days

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s semiannual report to shareholders dated January 31, 2009.

UBS PACE Select Advisors Trust

UBS PACE Government Securities Fixed Income Investments

Schedule of investments — April 30, 2009 (unaudited)

Security description	Face amount ($)	Value ($)
Government national mortgage association certificates—14.45%
GNMA
5.500%, due 04/15/37	3,077,062	3,200,627
5.500%, due 05/15/37	91,049	94,703
5.500%, due 10/15/37	46,424	48,287
5.500%, due 01/15/38	122,189	127,074
5.500%, due 02/15/38	166,439	173,217
5.500%, due 03/15/38	328,913	342,063
5.500%, due 06/15/38	1,173,318	1,220,983
5.500%, due 08/15/38	5,731,896	5,961,047
5.500%, due 09/15/38	73,614	76,557
5.500%, due 10/15/38	820,950	854,404
5.500%, due 11/15/38	716,488	745,132
5.500%, due 12/15/38	10,303,131	10,722,443
5.500%, due 01/15/39	897,871	933,766
6.000%, due 10/15/31	7,089	7,467
6.000%, due 03/15/34	8,812	9,245
6.000%, due 08/15/34	10,732	11,259
6.000%, due 02/15/36	17,588	18,373
6.000%, due 04/15/36	16,647	17,391
6.000%, due 07/15/36	212,983	222,496
6.000%, due 10/15/36	15,429	16,118
6.000%, due 11/15/36	2,860,662	2,988,436
6.000%, due 07/15/37	4,133,921	4,321,153
6.000%, due 11/15/37	1,513,328	1,581,867
6.000%, due 05/15/38	4,510,690	4,710,723
6.000%, due 07/15/38	412,121	430,370
6.000%, due 08/15/38	2,477,141	2,587,011
6.000%, due 09/15/38	3,327,996	3,475,604
6.000%, due 10/15/38	1,869,873	1,952,809
6.000%, due 11/15/38	490,934	512,709
6.500%, due 01/15/36(1)	71,248	75,043
6.500%, due 09/15/36(1)	1,607,273	1,692,876
6.500%, due 02/15/37(1)	81,676	86,001
6.500%, due 11/15/37(1)	230,873	243,097
6.500%, due 01/15/38(1)	110,893	116,747
6.500%, due 04/15/38(1)	222,280	234,014
6.500%, due 06/15/38(1)	210,608	221,727
6.500%, due 07/15/38(1)	1,898,864	2,000,805
6.500%, due 08/15/38(1)	1,498,420	1,577,522
6.500%, due 09/15/38(1)	988,104	1,040,267
6.500%, due 10/15/38(1)	264,500	278,463
6.500%, due 11/15/38(1)	806,627	849,209
7.500%, due 08/15/21	7,143	7,681
7.500%, due 09/15/23	1,040	1,124
8.000%, due 08/15/09	603	615
8.000%, due 02/15/23	1,909	2,064
8.250%, due 04/15/19	512,209	553,636
9.000%, due 08/15/09	62	63
10.500%, due 02/15/19	32,106	35,879
10.500%, due 06/15/19	38,932	43,506
10.500%, due 07/15/19	79,691	89,055
10.500%, due 07/15/20	3,950	4,307
10.500%, due 08/15/20	38,496	42,844
10.500%, due 09/15/20	3,741	4,150
11.500%, due 05/15/19	3,597	4,110
GNMA II
9.000%, due 04/20/25	29,243	31,682
9.000%, due 12/20/26	8,112	8,833
9.000%, due 01/20/27	13,322	14,565
9.000%, due 06/20/30	1,693	1,898
9.000%, due 09/20/30	1,337	1,499
9.000%, due 10/20/30	8,777	9,843
9.000%, due 11/20/30	29,885	33,512

UBS PACE Select Advisors Trust

UBS PACE Government Securities Fixed Income Investments

Schedule of investments — April 30, 2009 (unaudited)

Security description	Face amount ($)	Value ($)
Government national mortgage association certificates—(concluded)
GNMA II ARM
4.125%, due 11/20/21	43,473	44,333
4.125%, due 11/20/22	74,502	75,424
4.125%, due 12/20/24	1,286	1,305
4.125%, due 10/20/25	38,522	38,970
4.125%, due 12/20/25	8,361	8,455
4.125%, due 10/20/26	26,279	26,645
4.125%, due 12/20/26	34,440	34,908
4.125%, due 11/20/27	107,450	108,537
4.125%, due 12/20/27	12,045	12,211
4.125%, due 10/20/29	18,037	18,282
4.125%, due 10/20/30	41,162	42,031
4.625%, due 07/20/17	14,328	14,513
4.625%, due 09/20/21	199,651	201,648
4.625%, due 08/20/25	46,690	47,079
4.625%, due 09/20/25	56,274	56,731
4.625%, due 08/20/26	58,785	59,261
4.625%, due 09/20/26	9,154	9,247
4.625%, due 07/20/27	22,901	23,075
4.625%, due 08/20/27	54,271	54,810
4.625%, due 07/20/30	314,212	317,389
4.625%, due 08/20/30	233,102	235,389
5.250%, due 02/20/28	5,378	5,523
5.375%, due 04/20/18	22,404	23,143
5.375%, due 05/20/21	8,325	8,642
5.375%, due 06/20/22	189,108	194,426
5.375%, due 01/20/23	144,520	148,283
5.375%, due 03/20/23	70,270	72,175
5.375%, due 01/20/24	184,107	189,083
5.375%, due 04/20/24	211,892	217,856
5.375%, due 01/20/25	17,026	17,525
5.375%, due 02/20/25	41,933	43,080
5.375%, due 03/20/25	63,818	65,969
5.375%, due 05/20/25	144,966	150,711
5.375%, due 06/20/25	42,499	44,239
5.375%, due 03/20/26	33,257	34,153
5.375%, due 04/20/26	299,055	307,035
5.375%, due 06/20/26	148,282	152,294
5.375%, due 01/20/27	215,662	221,200
5.375%, due 02/20/27	23,005	23,681
5.375%, due 04/20/27	81,766	83,999
5.375%, due 01/20/28	24,799	25,475
5.375%, due 02/20/28	13,757	14,132
5.375%, due 04/20/30	60,722	62,442
5.375%, due 05/20/30	1,224,741	1,260,323
5.500%, due 01/20/18	211,621	217,688
5.500%, due 05/20/18	8,166	8,405
5.500%, due 06/20/19	54,427	56,484
5.500%, due 03/20/25	30,867	32,085
5.500%, due 06/20/30	25,705	26,704
GNMA TBA
4.500%, TBA	9,000,000	9,177,192
5.000%, TBA	1,000,000	1,034,688
5.500%, TBA	1,000,000	1,038,750
6.000%, TBA	11,000,000	11,474,375
Total government national mortgage association certificates (cost—$83,188,948)		84,531,974

UBS PACE Select Advisors Trust

UBS PACE Government Securities Fixed Income Investments

Schedule of investments — April 30, 2009 (unaudited)

Security description	Face amount ($)	Value ($)
Federal home loan mortgage corporation certificates*—35.44%
FHLMC
5.000%, due 11/01/36	12,807,394	13,188,855
5.500%, due 12/01/33	675,043	701,390
5.500%, due 12/01/34	768,718	798,241
5.500%, due 12/01/37	3,734,396	3,866,519
5.500%, due 02/01/38	10,265,513	10,628,708
5.500%, due 08/01/38	16,256,574	16,831,735
5.500%, due 08/19/38	24,666,531	25,556,129
5.500%, due 09/01/38	845,257	875,162
7.000%, due 08/01/25	1,823	1,989
7.500%, due 10/01/17	3,595	3,951
8.000%, due 03/01/13	88,866	97,492
8.500%, due 05/01/16	439	442
9.000%, due 07/01/09	236	240
9.000%, due 02/01/10	929	972
9.000%, due 04/01/25	39,947	40,811
9.750%, due 11/01/16	12,566	12,861
10.500%, due 11/01/20	4,033	4,119
11.000%, due 05/01/11	3,457	3,714
11.000%, due 03/01/13	650	695
11.000%, due 07/01/15	485	497
11.000%, due 09/01/15	2,254	2,579
11.000%, due 10/01/15	577	632
11.000%, due 12/01/15	8,356	9,290
11.000%, due 04/01/19	5,168	6,029
11.000%, due 06/01/19	459	536
11.000%, due 08/01/20	58	67
11.000%, due 09/01/20	2,534	2,920
11.500%, due 05/01/10	2,307	2,423
11.500%, due 11/01/10	4,912	5,233
11.500%, due 09/01/14	724	763
11.500%, due 01/01/16	3,061	3,556
11.500%, due 01/01/18	10,333	12,001
11.500%, due 05/01/19	5,271	5,734
11.500%, due 06/01/19	21,149	25,045
FHLMC ARM
4.191%, due 11/01/25	448,863	453,956
4.345%, due 01/01/28	108,020	108,930
4.395%, due 12/01/29	169,282	171,411
4.525%, due 04/01/29	391,557	394,370
4.545%, due 01/01/29	333,265	337,969
4.555%, due 07/01/28	275,141	278,973
4.582%, due 07/01/24	396,480	399,445
4.740%, due 11/01/29	741,808	751,051
4.812%, due 10/01/23	209,506	213,353
4.816%, due 11/01/27	196,026	198,875
4.843%, due 06/01/28	596,809	605,085
5.090%, due 10/01/29	20,360	20,816
5.101%, due 10/01/27	461,382	464,374
5.179%, due 10/01/27	530,599	536,945
5.375%, due 01/01/30	39,383	39,938
FHLMC TBA
5.000%, TBA	30,900,000	31,750,955
5.500%, TBA	59,600,000	61,648,750
6.000%, TBA	34,700,000	36,218,125
Total federal home loan mortgage corporation certificates (cost—$203,513,776)		207,284,651

Federal housing administration certificates—0.25%
FHA GMAC
7.400%, due 02/01/21	551,443	540,414
7.480%, due 04/01/19	15,109	15,109

UBS PACE Select Advisors Trust

UBS PACE Government Securities Fixed Income Investments

Schedule of investments — April 30, 2009 (unaudited)

Security description	Face amount ($)	Value ($)
Federal housing administration certificates—(concluded)
FHA Reilly
6.896%, due 07/01/20	927,299	908,753
Total federal housing administration certificates (cost—$1,497,347)		1,464,276

Federal national mortgage association certificates*—66.77%
FNMA
4.500%, due 11/01/20(1)	878,257	905,565
4.500%, due 04/01/21(1)	16,327	16,795
4.500%, due 12/01/21(1)	24,781	25,492
4.500%, due 03/01/22(1)	704,250	724,458
4.500%, due 04/01/22(1)	21,435	22,050
4.500%, due 05/01/22(1)	26,932	27,705
4.500%, due 06/01/22(1)	655,426	674,233
4.500%, due 07/01/22(1)	3,651,758	3,756,541
4.500%, due 11/01/22(1)	94,561	97,501
4.500%, due 03/01/24(1)	98,954	101,784
4.500%, due 01/01/39	2,455,874	2,501,955
4.500%, due 03/01/39	2,544,623	2,592,370
5.000%, due 09/01/17	26,465	27,609
5.000%, due 10/01/17	1,224,167	1,277,104
5.000%, due 05/01/18	715,457	745,724
5.000%, due 06/01/18	14,348	14,945
5.000%, due 04/01/21	834,906	865,530
5.000%, due 05/01/21	1,920,544	1,990,989
5.000%, due 11/01/21	850,244	881,431
5.000%, due 12/01/21	237,667	246,384
5.000%, due 01/01/22	131,741	136,519
5.000%, due 02/01/22	867,693	898,570
5.000%, due 03/01/22	29,596	30,650
5.000%, due 05/01/22	1,200,982	1,243,787
5.000%, due 06/01/22	23,185	24,010
5.000%, due 07/01/22	433,129	448,542
5.000%, due 11/01/22	198,451	205,513
5.000%, due 12/01/22	141,317	146,346
5.000%, due 01/01/23(1)	31,585	32,709
5.000%, due 01/01/23	1,224,758	1,268,323
5.000%, due 02/01/23	1,501,062	1,554,394
5.000%, due 03/01/23	458,428	474,716
5.000%, due 06/01/23	1,923,033	1,991,358
5.000%, due 07/01/23	1,213,968	1,257,100
5.000%, due 08/01/23	528,170	546,936
5.000%, due 09/01/23	3,633,780	3,762,995
5.000%, due 10/01/23	136,683	141,539
5.000%, due 12/01/23	796,799	825,110
5.000%, due 01/01/24	1,312,554	1,359,188
5.000%, due 02/01/24	3,793,324	3,928,313
5.000%, due 04/01/24	36,042	37,319
5.000%, due 12/01/33(1)	7,062,847	7,295,282
5.000%, due 05/01/35(1)	61,281,545	63,202,536
5.000%, due 06/01/35(1)	23,015,879	23,737,356
5.000%, due 01/01/39(1)	39,999,973	41,182,852
5.500%, due 05/01/14	2,928	3,072
5.500%, due 06/01/17	140,906	143,239
5.500%, due 01/01/18	11,765	12,329
5.500%, due 11/01/18	389,280	407,939
5.500%, due 07/01/19	74,157	77,526
5.500%, due 06/01/20	76,595	79,979
5.500%, due 07/01/20	56,372	58,862
5.500%, due 10/01/20	66,281	69,209
5.500%, due 12/01/20	532,065	555,572
5.500%, due 01/01/21	135,549	141,310

UBS PACE Select Advisors Trust

UBS PACE Government Securities Fixed Income Investments

Schedule of investments — April 30, 2009 (unaudited)

Security description	Face amount ($)	Value ($)
Federal national mortgage association certificates*—(continued)
5.500%, due 02/01/21	283,847	295,856
5.500%, due 03/01/21	1,022,477	1,065,733
5.500%, due 04/01/21	650,671	678,197
5.500%, due 05/01/21	260,430	271,448
5.500%, due 06/01/21	1,461,981	1,523,830
5.500%, due 07/01/21	710,916	741,026
5.500%, due 08/01/21	96,769	100,862
5.500%, due 03/01/22	53,183	55,405
5.500%, due 05/01/22	965,035	1,005,354
5.500%, due 06/01/22	35,626	37,115
5.500%, due 09/01/22	966,889	1,007,285
5.500%, due 10/01/22	67,322	70,135
5.500%, due 12/01/22	69,755	72,669
5.500%, due 04/01/23	554,576	577,746
5.500%, due 05/01/23	437,460	455,737
5.500%, due 06/01/23	341,109	355,360
5.500%, due 08/01/23	863,404	899,476
5.500%, due 10/01/23	47,502	49,487
5.500%, due 02/01/32	81,244	84,756
5.500%, due 11/01/32	1,465,620	1,525,761
5.500%, due 01/01/33	763,305	794,627
5.500%, due 02/01/33	413,046	429,737
5.500%, due 06/01/33	141,670	147,395
5.500%, due 09/01/33	465,678	484,496
5.500%, due 10/01/33	788,580	820,445
5.500%, due 11/01/33	192,664	200,450
5.500%, due 12/01/33	750,039	780,348
5.500%, due 01/01/34	275,731	286,873
5.500%, due 04/01/34	777,220	808,019
5.500%, due 07/01/34	461,085	479,717
5.500%, due 11/01/34	2,185,786	2,272,405
5.500%, due 01/01/35	351,253	364,843
5.500%, due 10/01/36	834,067	865,295
5.500%, due 01/01/37	677,758	703,134
5.500%, due 02/01/37	393,263	407,864
5.500%, due 03/01/37	407,250	422,371
5.500%, due 04/01/37	936,409	971,177
5.500%, due 05/01/37	1,815,583	1,882,992
5.500%, due 06/01/37	445,142	461,669
5.500%, due 07/01/37	1,608,629	1,668,354
5.500%, due 08/01/37	7,640,220	7,940,859
5.500%, due 10/01/37	910,227	944,022
5.500%, due 11/01/37	478,797	496,573
5.500%, due 12/01/37	1,140,411	1,182,752
5.500%, due 01/01/38	3,726,998	3,865,376
5.500%, due 02/01/38	5,527,708	5,732,686
5.500%, due 03/01/38	5,687,252	5,898,089
5.500%, due 04/01/38	2,984,023	3,094,647
5.500%, due 05/01/38	986,995	1,023,585
5.500%, due 06/01/38	2,330,895	2,417,701
5.500%, due 07/01/38	92,750	96,188
6.000%, due 05/01/22(1)	515,945	542,106
6.000%, due 08/01/22(1)	735,082	772,396
6.000%, due 10/01/22(1)	739,999	777,521
6.000%, due 01/01/23(1)	1,264,262	1,328,367
6.000%, due 03/01/23(1)	99,999	105,075
6.000%, due 08/01/23(1)	4,008,474	4,211,726
6.000%, due 11/01/26	458,720	482,192
6.000%, due 01/01/32	94,317	99,631
6.000%, due 04/01/32	151,336	159,674
6.000%, due 09/01/32	105,865	111,698

UBS PACE Select Advisors Trust

UBS PACE Government Securities Fixed Income Investments

Schedule of investments — April 30, 2009 (unaudited)

Security description	Face amount ($)	Value ($)
Federal national mortgage association certificates*—(continued)
6.000%, due 10/01/32	108,400	114,373
6.000%, due 01/01/33	311,444	328,604
6.000%, due 02/01/33	240,037	252,962
6.000%, due 06/01/33	363,940	383,537
6.000%, due 07/01/33	190,588	200,851
6.000%, due 10/01/33	176,295	185,788
6.000%, due 11/01/33	537,540	566,486
6.000%, due 02/01/34	1,868,267	1,968,867
6.000%, due 05/01/34	133,412	140,346
6.000%, due 09/01/34	342,159	359,942
6.000%, due 01/01/35	795,430	835,970
6.000%, due 02/01/35	701,864	736,808
6.000%, due 04/01/35	8,526	8,937
6.000%, due 05/01/35	779,565	817,371
6.000%, due 06/01/35	412,396	433,661
6.000%, due 07/01/35	1,643,155	1,722,391
6.000%, due 08/01/35	533,768	559,507
6.000%, due 09/01/35	476,514	499,492
6.000%, due 01/01/36	472,501	495,286
6.000%, due 06/01/36	91,560	95,890
6.000%, due 07/01/36	979,594	1,025,914
6.000%, due 08/01/36	670,473	702,176
6.000%, due 09/01/36	749,295	784,725
6.000%, due 11/01/36	453,365	474,801
6.000%, due 12/01/36	1,484,546	1,554,742
6.000%, due 01/01/37	394,397	413,046
6.000%, due 04/01/37	521,938	546,210
6.000%, due 05/01/37	963,151	1,007,940
6.000%, due 06/01/37	694,250	726,535
6.000%, due 07/01/37	306,992	321,507
6.000%, due 09/01/37	193,585	202,588
6.000%, due 11/01/37	907,928	950,150
6.000%, due 01/01/38	33,350	34,901
6.000%, due 03/01/38	517,510	541,547
6.000%, due 09/01/38	5,667,249	5,930,795
6.000%, due 10/01/38	125,275	131,094
6.500%, due 09/01/12	4,870	5,149
6.500%, due 12/01/12	12,910	13,650
6.500%, due 01/01/13	3,089	3,271
6.500%, due 02/01/13	17,112	18,093
6.500%, due 03/01/13	23,555	24,905
6.500%, due 04/01/13	2,118	2,239
6.500%, due 06/01/13	38,882	41,162
6.500%, due 07/01/13	8,332	8,820
6.500%, due 08/01/13	9,143	9,678
6.500%, due 09/01/13	45,082	47,723
6.500%, due 10/01/13	19,365	20,499
6.500%, due 11/01/13	38,149	40,384
6.500%, due 07/01/19	108,822	116,434
6.500%, due 04/01/26	7,526	8,092
6.500%, due 03/01/29	64,923	69,763
6.500%, due 05/01/29	162,575	174,796
6.500%, due 09/01/36	6,653,785	7,059,357
6.500%, due 10/01/36	2,758,445	2,926,582
6.500%, due 11/01/36	161,869	171,736
6.500%, due 05/01/37	43,394	46,037
6.500%, due 08/01/37	4,030,362	4,275,800
6.500%, due 11/01/37	5,596,171	5,936,963
7.500%, due 06/01/24	2,207	2,402
7.500%, due 07/01/24	2,539	2,764
7.500%, due 08/01/24	31,640	34,448

UBS PACE Select Advisors Trust

UBS PACE Government Securities Fixed Income Investments

Schedule of investments — April 30, 2009 (unaudited)

Security description	Face amount ($)	Value ($)
Federal national mortgage association certificates*—(concluded)
7.500%, due 06/01/25	11,696	12,747
7.500%, due 07/01/25	5,457	5,947
7.500%, due 10/01/26	6,114	6,657
7.500%, due 11/01/26	28,874	31,416
8.000%, due 11/01/26	45,628	49,861
8.500%, due 09/01/25	93,462	101,703
9.000%, due 05/01/09	37	37
9.000%, due 10/01/19	26,832	29,563
9.000%, due 02/01/26	34,600	38,222
9.250%, due 04/01/10	3,685	3,791
9.250%, due 05/01/14	1,649	1,680
9.500%, due 12/01/09	951	971
10.000%, due 08/01/19	23,759	26,393
10.500%, due 02/01/12	559	610
10.500%, due 07/01/13	1,177	1,258
10.500%, due 09/01/15	14,827	16,546
10.500%, due 08/01/20	1,624	1,812
10.500%, due 04/01/22	2,717	3,004
11.000%, due 07/01/13	2,221	2,280
11.000%, due 10/01/15	4,807	5,338
11.000%, due 11/01/15	12,452	12,782
11.000%, due 02/01/16	2,014	2,067
FNMA ARM
2.833%, due 03/01/44	1,052,368	1,041,540
2.892%, due 10/01/26	896,310	900,268
3.255%, due 02/01/29	8,477	8,568
4.358%, due 02/01/26	77,877	78,684
4.429%, due 02/01/30	85,973	86,168
4.581%, due 09/01/15	140,522	142,139
4.645%, due 07/01/30	28,044	28,463
4.773%, due 12/01/27	54,583	55,146
5.089%, due 05/01/30	129,930	131,742
5.095%, due 09/01/26	74,116	75,245
5.816%, due 03/01/25	467,700	478,340
6.365%, due 11/01/23	6,777	6,977
FNMA TBA
4.000%, TBA	20,000,000	20,215,625
5.000%, TBA	4,500,000	4,654,688
5.500%, TBA	20,000,000	20,725,321
6.000%, TBA	39,000,000	40,767,168
6.500%, TBA	10,900,000	11,506,313
Total federal national mortgage association certificates (cost—$382,293,315)		390,559,045

Collateralized mortgage obligations—12.59%
Adjustable Rate Mortgage Trust, Series 2005-8, Class 3A21
5.385%, due 11/25/35	3,009,449	2,027,436
Banc of America Commercial Mortgage, Inc., Series 2006-5, Class A4
5.414%, due 09/10/47	1,700,000	1,385,481
Bear Stearns Asset Backed Securities Trust,
Series 2003-AC5, Class A1
5.250%, due 10/25/33(2)	3,618,483	3,189,498
Series 2004-AC3, Class A2
5.500%, due 06/25/34(2)	3,610,468	3,170,405
Bear Stearns Commercial Mortgage Securities Inc.,
Series 2005-PW10, Class A4
5.405%, due 12/11/40	8,000,000	7,106,142
Series 2006-PW13, Class A4
5.540%, due 09/11/41	5,600,000	4,701,874
Chevy Chase Funding LLC, Series 2004-1, Class A1
0.718%, due 01/25/35(3),(4)	307,417	270,887

UBS PACE Select Advisors Trust

UBS PACE Government Securities Fixed Income Investments

Schedule of investments — April 30, 2009 (unaudited)

Security description	Face amount ($)	Value ($)
Collateralized mortgage obligations—(continued)
Chevy Chase Mortgage Funding Corp., Series 2007-2A, Class A1
0.568%, due 05/25/48(3),(4)	2,333,512	846,997
Countrywide Alternative Loan Trust, Series 2006-0A2, Class A1
0.657%, due 05/20/46(3)	4,768,670	1,719,416
Credit Suisse Mortgage Capital Certificates, Series 2006-C4, Class A3
5.467%, due 09/15/39	7,000,000	5,063,481
Federal Agricultural Mortgage Corp. ARM, Series 2002, Class AA1
7.864%, due 04/25/11	612,946	669,999
FHLMC REMIC,*
Series 0023, Class KZ
6.500%, due 11/25/23	96,839	104,610
Series 0159, Class H
4.500%, due 09/15/21	23,828	23,835
Series 1003, Class H
1.250%, due 10/15/20(3)	109,458	108,805
Series 1349, Class PS
7.500%, due 08/15/22	5,162	5,496
Series 1502, Class PX
7.000%, due 04/15/23	748,257	783,382
Series 1534, Class Z
5.000%, due 06/15/23	375,966	382,848
Series 1573, Class PZ
7.000%, due 09/15/23	127,951	137,993
Series 1658, Class GZ
7.000%, due 01/15/24	63,982	68,419
Series 1694, Class Z
6.500%, due 03/15/24	486,511	532,346
Series 1775, Class Z
8.500%, due 03/15/25	12,500	13,642
Series 2411, Class FJ
0.801%, due 12/15/29(3)	94,487	92,538
FNMA REMIC,*
Trust 1987-002, Class Z
11.000%, due 11/25/17	326,463	372,551
Trust 1988-007, Class Z
9.250%, due 04/25/18	298,277	329,098
Trust 1992-074, Class Z
8.000%, due 05/25/22	1,290	1,323
Trust 1992-129, Class L
6.000%, due 07/25/22	18,781	19,491
Trust 1992-158, Class ZZ
7.750%, due 08/25/22	48,002	51,347
Trust 1993-037, Class PX
7.000%, due 03/25/23	727,286	797,167
Trust 1993-240, Class Z
6.250%, due 12/25/13	2,908	3,021
Trust 1993-250, Class Z
7.000%, due 12/25/23	26,908	28,702
Trust 2007-114, Class A6
0.638%, due 10/27/37(3)	5,000,000	4,250,000
Trust G92-040, Class ZC
7.000%, due 07/25/22	69,037	75,458
Trust G94-006, Class PJ
8.000%, due 05/17/24	87,483	97,509
GNMA REMIC, Trust 2000-009, Class FH
0.951%, due 02/16/30(3)	69,437	69,227
Indymac Index Mortgage Loan Trust, Series 2005-AR2, Class 2A1A
0.758%, due 02/25/35(3)	1,523,095	628,254
JPMorgan Alternative Loan Trust, Series 2008-R4, Class 2A1
1.020%, due 06/27/37(3),(4)	5,555,051	3,338,003

UBS PACE Select Advisors Trust

UBS PACE Government Securities Fixed Income Investments

Schedule of investments — April 30, 2009 (unaudited)

Security description	Face amount ($)	Value ($)
Collateralized mortgage obligations—(concluded)
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 2006-LDP9, Class A3
5.336%, due 05/15/47	900,000	694,857
Series 2007-FL1A, Class A1
0.826%, due 07/15/19(3),(4)	9,716,026	6,813,333
Series 2007-LD12, Class A4
5.882%, due 07/15/17	3,500,000	2,613,305
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-5, Class A4
5.378%, due 08/12/48	2,500,000	1,651,971
MLCC Mortgage Investors, Inc., Series 2004-1, Class 2A2
4.674%, due 12/25/34(3)	1,818,586	1,573,581
Sequoia Mortgage Trust, Series 5, Class A
0.797%, due 10/19/26(3)	648,625	489,490
Small Business Administration, Series 2000-10, Class B1
7.449%, due 08/01/10	115,246	119,299
Structured ARM Loan, Series 2007-4, Class 1A2
0.658%, due 05/25/37	3,781,739	1,299,400
Structured Asset Mortgage Investments Inc.,
Series 2006-AR3, Class 11A1
0.648%, due 04/25/36(3)	2,337,754	896,206
Series 2007-AR5, Class A2
0.988%, due 09/25/47(3)	12,009,662	2,446,115
Washington Mutual Mortgage Pass-Through Certificates,
Series 2003-AR9, Class 1A6
4.555%, due 09/25/33(3)	5,000,000	4,297,463
Series 2003-AR9, Class 2A
4.476%, due 09/25/33(3)	1,285,618	1,126,731
Washington Mutual, Series 2003-R1, Class A1
0.978%, due 12/25/27(3)	1,652,197	1,169,740
Wells Fargo Mortgage Backed Securities Trust, Series 2007-14, Class 1A1
6.000%, due 10/25/37	8,281,100	6,006,390
Total collateralized mortgage obligations (cost—$96,162,816)		73,664,562

Asset-backed securities—5.53%
American Express Credit Account Master Trust, Series 2008-3, Class A
1.401%, due 08/15/12(3)	5,000,000	4,925,820
Bank of America Credit Card Trust, Series 2008-A5, Class A5
1.651%, due 12/16/13(3)	2,730,000	2,674,375
Citibank Omni Master Trust, Series 2007-A9A, Class A9
1.548%, due 12/23/13(3),(4)	5,400,000	5,289,492
Conseco Finance Securitizations Corp., Series 2000-5, Class M1
8.400%, due 02/01/32(5)	63,653	667
Countrywide Asset-Backed Certificates, Series 2005-13, Class 3AV3
0.688%, due 04/25/36(3)	1,780,306	1,207,502
EMC Mortgage Loan Trust, Series 2003-A, Class A2
1.188%, due 08/25/40(3),(4)	424,511	364,084
Ford Credit Auto Owner Trust, Series 2008-C, Class A2B
1.351%, due 01/15/11(3)	5,295,616	5,274,268
Green Tree Financial Corp., Series 1998-2, Class A5
6.240%, due 11/01/16	67,821	48,653
Renaissance Home Equity Loan Trust, Series 2003-2, Class A
0.878%, due 08/25/33(3)	511,063	241,564
SLM Student Loan Trust, Series 2008-9, Class A
2.659%, due 04/25/23(3)	7,577,820	7,544,667
Soundview Home Equity Loan Trust, Series 2007-OPT1, Class 2A1
0.518%, due 06/25/37(3)	5,425,218	4,155,240
Specialty Underwriting & Residential Financing, Series 2003-BC1, Class A
1.118%, due 01/25/34(3)	57,784	18,359

UBS PACE Select Advisors Trust

UBS PACE Government Securities Fixed Income Investments

Schedule of investments — April 30, 2009 (unaudited)

Security description	Face amount ($)	Value ($)
Asset-backed securities—(concluded)
Wells Fargo Home Equity Trust, Series 2005-2, Class AII2
0.678%, due 10/25/35(3)	640,159	586,650
Total asset-backed securities (cost—$34,822,236)		32,331,341

Stripped mortgage-backed securities—0.07%
FHLMC REMIC,*
Series 0013, Class B
7.000%, due 06/25/23(5),(6)	260,308	36,900
Series 2136, Class GD
7.000%, due 03/15/29(5),(6)	19,233	2,142
Series 2178, Class PI
7.500%, due 08/15/29(5),(6)	105,886	12,632
Hilton Hotel Pool Trust, Series 2000-HLTA, Class X
0.857%, due 10/03/15(4),(5),(7)	37,197,772	365,658
Total stripped mortgage-backed securities (cost—$407,627)		417,332

Corporate notes—0.95%
Diversified financials—0.23%
1.428%, due 05/11/16(3)	2,000,000	1,352,956

Financial services—0.50%
Morgan Stanley MTN
3.338%, due 05/14/10(3)	3,000,000	2,928,903

Multi-line insurance—0.22%
American International Group
5.050%, due 10/01/15	1,500,000	545,305
8.250%, due 08/15/18(4)	2,000,000	703,200
		1,248,505
Total corporate notes (cost—$6,771,548)		5,530,364

Repurchase agreement—1.46%
Repurchase agreement dated 04/30/09 with State Street Bank & Trust Co., 0.010% due 05/01/09, collateralized by $8,701,482 US Treasury Bills, zero coupon due 08/20/09 to 08/27/09; (value—$8,698,872); proceeds: $8,528,002 (cost—$8,528,000)	8,528,000	8,528,000
Total investments before investments sold short (cost—$817,185,613)—137.51%		804,311,545

Investments sold short—(12.88)%
FNMA TBA*
4.500%, TBA	(5,400,000)	(5,546,815)
5.000%, TBA	(65,000,000)	(66,848,470)
6.000%, TBA	(800,000)	(839,500)
GNMA TBA
6.500%, TBA	(2,000,000)	(2,103,124)
Total investments sold short (proceeds—$75,277,141)—(12.88)%		(75,337,909)
Liabilities in excess of other assets—(24.63)%		(144,055,50[1] )
Net assets—100.00%		584,918,135

Aggregate cost for federal income tax purposes, which was substantially the same for book purposes, was $817,185,613; and net unrealized depreciation consisted of:

Gross unrealized appreciation	15,311,187
Gross unrealized depreciation	(28,185,255)
Net unrealized depreciation	(12,874,068)

*

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the U.S. Treasury guaranteed the debt issued by those organizations.

UBS PACE Select Advisors Trust

UBS PACE Government Securities Fixed Income Investments

Schedule of investments — April 30, 2009 (unaudited)

(1)	Entire amount pledged as collateral for investments sold short.
(2)	Step-up bond that converts to the noted fixed rate at a designated future date.
(3)	Floating rate security. The interest rate shown is the current rate as of April 30, 2009.
(4)

Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities, which represent 3.08% of net assets as of April 30, 2009, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(5)

Interest Only Security.  This security entitles the holder to receive interest payments from an underlying pool of mortgages.  The risk associated with this security is related to the speed of the principal paydowns. High prepayments would result in a smaller amount of interest being received and cause the yield to decrease. Low prepayments would result in a greater amount of interest being received and cause the yield to increase.

(6)	Illiquid security. These securities represent 0.01% of net assets as of April 30, 2009.
(7)	Variable rate security. The interest rate shown is the current rate as of April 30, 2009.

ARM	Adjustable Rate Mortgage — The interest rate shown is the current rate as of April 30, 2009.
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GMAC	General Motors Acceptance Corporation
GNMA	Government National Mortgage Association
MLCC	Merrill Lynch Credit Corporation
MTN	Medium Term Note
REMIC	Real Estate Mortgage Investment Conduit
TBA

(To Be Announced) Security is purchased on a forward commitment basis with an approximate principal amount (generally +/- 1.0%) and no definite maturity date.  The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

UBS PACE Select Advisors Trust

UBS PACE Government Securities Fixed Income Investments

Schedule of investments — April 30, 2009 (unaudited)

Affiliated Issuer Activity

The table below details the Portfolio’s transaction activity in an affiliated issuer for the nine months ended April 30, 2009.

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for
		nine months	nine months		nine months
	Value at	ended	ended	Value at	ended
Security description	07/31/08 ($)	04/30/09 ($)	04/30/09 ($)	04/30/09 ($)	04/30/09 ($)
UBS Private Money Market Fund LLC	0	2,055,463	2,055,463	0	197

Written options

					Unrealized
Number of		Expiration	Premiums	Current	appreciation
contracts		dates	received ($)	value ($)	(depreciation) ($)
	Call options written
33	U S Treasury Note 10 Year Futures, strike @ $128	05/22/09	6,105	1,031	5,074

	Put options written
33	U S Treasury Note 10 Year Futures, strike @ $119	05/22/09	11,777	12,891	(1,114)
115	90 Day Euro Dollar Futures, strike @ $98.50	09/14/09	25,587	12,937	12,650
			37,364	25,828	11,536
			43,469	26,859	16,610

Written option activity for the nine months ended April 30, 2009 was as follows:

	Number of		Amounts of
	contracts		premiums
	(000)		received ($)
Options outstanding at July 31, 2008	0		0
Options written	14,400		114,609
Options terminated in closing purchase transactions	(14,400)		(71,140)
Options outstanding at April 30, 2009	0	(8)	43,469

(8)	Amount represents less than 500 contracts.

Futures contracts(9)

Number of		Expiration		Current	Unrealized
contracts	Buy contracts	dates	Cost ($)	value ($)	appreciation ($)
372	90 Day Euro Dollar Futures	September 2009	89,386,950	92,074,650	2,687,700
73	90 Day Euro Dollar Futures	December 2009	17,726,225	18,031,913	305,688
			107,113,175	110,106,563	2,993,388

(9)	Restricted cash of $90,700 has been delivered to broker as initial margin for futures collateral.

Interest rate swaps

				Rate type
Counterparty	Notional amount (000)		Termination dates	Payments made by the Portfolio (%)	Payments received by the Portfolio (%)		Upfront payments made ($)	Value ($)	Unrealized depreciation ($)
Barclays Bank PLC	USD	5,300	12/17/38	5.000	1.016	(10)	(201,319)	(1,327,865)	(1,529,184)
Merrill Lynch	USD	5,000	06/17/19	4.000	1.016	(10)	(166,250)	(312,767)	(479,017)
							(367,569)	(1,640,632)	(2,008,201)

(10)	Rate based on 3 Month LIBOR (London Interbank Offered Rate).
USD	United States Dollar

Credit default swaps on credit indices - buy protection(11)

				Rate type
	Notional		Termination	Payments made by		Payments received by		Upfront payments		Unrealized
Counterparty	amount (000)		dates	the Portfolio (%)		the Portfolio (%)		made	Value ($)	depreciation ($)
Deutsche Bank AG	USD	3,850	03/15/49	0.700	(12)	0.000	(13)	(1,120,440)	883,639	(236,801)
Deutsche Bank AG	USD	3,850	02/17/51	0.350	(12)	0.000	(13)	(1,350,937)	1,025,768	(325,169)
								(2,471,377)	1,909,407	(561,970)

(11)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(12)	Payments made are based on the notional amount.
(13)	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or by a restructuring event with respect to the CMBX.NA.AAA Index.
USD	United States Dollar

UBS PACE Select Advisors Trust

UBS PACE Government Securities Fixed Income Investments

Schedule of investments — April 30, 2009 (unaudited)

On August 1, 2008, the Portfolio adopted the Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Portfolio’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical investments.

Level 2 - Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3 - Unobservable inputs inclusive of the Portfolio’s own assumptions in determining the value of investments.

The following is a summary of the inputs used as of April 30, 2009 in valuing the Portfolio’s investments:

	Quoted prices in active markets for identical investments (Level 1) ($)	Significant other observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Investments, at value	—	802,847,269	1,464,276	804,311,545
Investments sold short, at value	—	(75,337,909)	—	(75,337,909)
Other financial instruments(13)	3,009,998	(2,570,171)	—	439,827
Total	3,009,998	724,939,189	1,464,276	729,413,463

The following is a rollforward of the Portfolio’s investments that used unobservable inputs (Level 3) during the nine months ended April 30, 2009.

Investments, at value ($)
Beginning balance at 07/31/08	1,665,023
Net purchases/(sales)	(170,474)
Accrued discounts/(premiums)	(1,320)
Total realized gain/(loss)	(977)
Total unrealized appreciation/(depreciation)	(27,976)
Net transfers in/(out) of Level 3	0
Ending balance at 04/30/09	1,464,276

(13)	Other financial instruments include open futures contracts, swap contracts and written options.

In April 2009, the FASB issued FASB Staff Position No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”). FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157, when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the Portfolio’s financial statement disclosures.

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s semiannual report to shareholders dated January 31, 2009.

UBS PACE Select Advisors Trust

UBS PACE Intermediate Fixed Income Investments

Schedule of investments — April 30, 2009 (unaudited)

Security description	Face amount(1)	Value ($)
US government obligations—9.06%
US Treasury Bonds
3.500%, due 02/15/39	3,300,000	2,990,097
4.375%, due 02/15/38	295,000	310,027
4.500%, due 05/15/38	1,480,000	1,592,619
6.250%, due 08/15/23	4,525,000	5,657,662
8.000%, due 11/15/21	5,000,000	7,095,310
US Treasury Notes
0.875%, due 04/30/11	300,000	299,742
1.875%, due 02/28/14	35,000	34,822
2.750%, due 02/15/19	18,765,000	18,175,591
Total US government obligations (cost—$37,155,990)		36,155,870

Government national mortgage association certificates—1.74%
GNMA II ARM
3.750%, due 06/20/34	826,004	837,240
GNMA TBA
4.500%, TBA	6,000,000	6,118,128
Total government national mortgage association certificates (cost—$6,903,686)		6,955,368

Federal farm credit bank certificate—1.49%
FFCB
2.625%, due 04/17/14 (cost—$5,986,716)	6,000,000	5,950,428

Federal home loan bank certificates—2.69%
FHLB
5.530%, due 11/03/14(2)	3,740,000	3,864,445
5.625%, due 06/13/16	2,085,000	2,011,908
5.625%, due 06/11/21(2)	4,485,000	4,868,234
Total federal home loan bank certificates (cost—$10,353,059)		10,744,587

Federal home loan mortgage corporation certificates*—6.86%
FHLMC
2.125%, due 03/23/12	3,200,000	3,233,248
4.500%, due 04/01/39(3)	4,240,000	4,314,383
5.000%, due 12/01/20(3)	4,522,117	4,690,813
5.000%, due 01/01/21	786,103	814,833
5.000%, due 03/01/21	116,130	120,317
5.000%, due 04/01/21	2,256,152	2,337,614
5.000%, due 05/01/21	147,952	153,287
5.125%, due 11/17/17	5,805,000	6,469,818
5.396%, due 05/01/36(4)	2,082,855	2,163,312
5.750%, due 06/27/16	2,180,000	2,237,689
FHLMC ARM
4.168%, due 12/01/34	825,878	830,347
Total federal home loan mortgage corporation certificates (cost—$26,866,363)		27,365,661

Federal national mortgage association certificates*—11.48%
FNMA
2.750%, due 02/05/14	3,650,000	3,699,224
4.625%, due 05/01/13	845,000	856,154
5.000%, due 12/01/19	6,949,964	7,230,948
5.000%, due 08/01/35(3)	6,086,271	6,273,253
5.250%, due 08/01/12	1,460,000	1,522,094
5.250%, due 09/15/16	3,260,000	3,652,227
5.500%, due 12/01/37	63,933	66,307
6.000%, due 02/01/38(3)	6,400,000	6,697,260

UBS PACE Select Advisors Trust

UBS PACE Intermediate Fixed Income Investments

Schedule of investments — April 30, 2009 (unaudited)

Security description	Face amount(1)	Value ($)
Federal national mortgage association certificates*—(concluded)
FNMA ARM
3.836%, due 06/01/34	849,730	850,447
3.968%, due 04/01/34	1,019,605	1,031,701
4.649%, due 07/01/35	3,865,311	3,863,129
FNMA TBA
4.500%, TBA	6,700,000	6,882,160
5.000%, TBA	3,000,000	3,103,125
5.500%, TBA	100,000	103,594
Total federal national mortgage association certificates (cost—$45,207,528)		45,831,623

Collateralized mortgage obligations—24.68%
Banc of America Commercial Mortgage, Inc.,
Series 2001-1, Class A2
6.503%, due 04/15/36	1,640,605	1,663,243
Series 2000-1, Class A2A
7.333%, due 11/15/31	1,714,241	1,721,522
Series 2002-PB2, Class A4
6.186%, due 06/11/35	2,145,000	2,133,364
Bear Stearns Alternative Loan Trust-A Trust, Series 2004-13, Class A1
0.808%, due 06/25/34(4)	621,359	291,462
Bear Stearns ARM Trust, Series 2004-5, Class 2A
4.017%, due 07/25/34	1,756,090	1,397,270
Bear Stearns Commercial Mortgage Securities, Series 2003-T12, Class A4
4.680%, due 08/13/39	2,400,000	2,221,794
Chase Commercial Mortgage Securities Corp., Series 1999-2, Class A2
7.198%, due 01/15/32	1,761,918	1,770,612
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A
5.343%, due 08/25/35(4)	749,347	600,645
Commercial Mortgage Pass-Through Certificates,
Series 2004-LB3A, Class A3
5.090%, due 07/10/37	1,280,000	1,203,917
Series 2005-C6, Class A2
4.999%, due 06/10/44	3,305,000	3,232,983
Countrywide Home Loans, Series 2006-0A5, Class 2A1
0.638%, due 04/25/46(4)	538,369	194,964
CWCapital COBALT, Series 2007-C3, Class A4
6.015%, due 06/25/17(4)	840,000	556,601
FHLMC REMIC,*
Trust 2626, Class NA
5.000%, due 06/15/23	1,729,543	1,765,423
Trust 2964, Class NA
5.500%, due 02/15/26	747,645	758,109
Trust 3154, Class PJ
5.500%, due 03/15/27	1,526,292	1,552,751
Trust 3159, Class TA
5.500%, due 11/15/26	1,261,689	1,283,268
Trust 3162, Class OA
6.000%, due 10/15/26	1,583,779	1,625,582
Trust 3184, Class LA
6.000%, due 03/15/28	1,439,417	1,471,858
Trust 3303, Class PA
5.500%, due 01/15/22	3,240,000	3,289,847
First Horizon Alternative Mortgage Securities, Series 2006-FA2, Class 1A5
6.000%, due 05/25/36	2,031,721	1,379,531
First Union National Bank Commercial Mortgage Trust,
Series 2001-C2, Class A2
6.663%, due 01/12/43	3,079,447	3,145,598
Series 2001-C3, Class A3
6.423%, due 08/15/33	2,807,655	2,793,205
FNMA REMIC,*
Trust 2004-25, Class PA
5.500%, due 10/25/30	1,245,155	1,278,523

UBS PACE Select Advisors Trust

UBS PACE Intermediate Fixed Income Investments

Schedule of investments — April 30, 2009 (unaudited)

Security description	Face amount(1)	Value ($)
Collateralized mortgage obligations—(continued)
Trust 2004-36, Class BS
5.500%, due 11/25/30	933,785	960,992
Trust 2005-47, Class PA
5.500%, due 09/25/24	622,598	629,254
Trust 2006-62, Class TA
5.500%, due 06/25/28	462,627	474,557
Trust 2005-88, Class PA
5.000%, due 09/25/24	1,579,718	1,603,490
Trust 2005-97, Class HM
5.000%, due 01/25/26	2,324,356	2,379,336
Trust 2005-109, Class PV
6.000%, due 10/25/32	1,699,746	1,810,004
Trust 2005-118, Class MC
6.000%, due 01/25/32	2,315,127	2,391,071
Trust 2005-118, Class WA
6.000%, due 10/25/33	2,378,531	2,455,890
Trust 2006-26, Class QA
5.500%, due 06/25/26	1,169,551	1,189,287
GMAC Commercial Mortgage Securities, Inc.,
Series 1999-C3, Class A2
7.179%, due 08/15/36	549,937	551,542
Series 2000-C3, Class A2
6.957%, due 09/15/35	2,774,800	2,819,408
Series 2001-C1, Class A2
6.465%, due 04/15/34	2,389,119	2,402,821
Series 2004-C3, Class A3
4.207%, due 12/10/41	3,268,265	3,223,823
Goldman Sachs Mortgage Securities Corp. II, Series 2005-GG4, Class A4A
4.751%, due 07/10/39	700,000	600,452
Greenwich Capital Commercial Funding Corp.,
Series 2007-GC9, Class A4
5.444%, due 03/10/39	5,825,000	4,560,828
Series 2007-GG11, Class A4
5.736%, due 12/10/49	1,451,000	1,140,288
JPMorgan Chase Commercial Mortgage Securities,
Series 2004-CB8, Class A1A
4.158%, due 01/12/39(5)	2,359,782	1,967,539
Series 2004-CBX, Class A4
4.529%, due 01/12/37	2,090,000	1,830,736
Series 2005-LDP4, Class A2
4.790%, due 10/15/42	3,157,699	3,111,948
Series 2006-LDP8, Class A4,
5.399%, due 05/15/45	385,000	297,816
JPMorgan Mortgage Trust,
Series 2006-A2, Class 5A3
5.133%, due 11/25/33(4)	1,803,304	1,277,759
Series 2006-S2, Class 2A2
5.875%, due 07/25/36	330,783	254,496
Series 2007-S1, Class 1A2
5.500%, due 03/25/22	275,570	198,583
Morgan Stanley Capital I,
Series 1999-LIFE, Class A2
7.110%, due 04/15/33	1,477,640	1,479,234
Series 2005-HQ6, Class A2A
4.882%, due 08/13/42	2,600,000	2,369,129
Series 2005-HQ6, Class A4A
4.989%, due 08/13/42	2,980,000	2,567,585
Series 2007-IQ14, Class A4
5.692%, due 04/15/49	2,000,000	1,363,952
Small Business Administration, Series 2004-P10B, Class 1
4.754%, due 08/10/14	900,133	926,624

UBS PACE Select Advisors Trust

UBS PACE Intermediate Fixed Income Investments

Schedule of investments — April 30, 2009 (unaudited)

Security description	Face amount(1)	Value ($)
Collateralized mortgage obligations—(concluded)
Structured ARM Loan Trust, Series 2004-13, Class A2
0.738%, due 09/25/34	239,478	143,921
Structured Asset Securities Corp.,
Series 2003-AL1, Class A
3.357%, due 04/25/31(5)	737,975	655,107
Series 2004-6, Class 4A1 ARM
4.841%, due 06/25/34	3,070,164	2,703,103
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A1
5.682%, due 08/15/39(4)	3,149,821	3,181,542
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C17, Class A2
4.782%, due 03/15/42	3,293,168	3,131,700
Series 2005-C21, Class A3
5.384%, due 10/15/44(4)	1,215,000	1,171,758
Series 2006-C28, Class A4
5.572%, due 10/15/48	1,385,000	1,087,938
WaMu Mortgage Pass Through Certificates,
Series 2007-0A4, Class 1A
2.403%, due 05/25/47(4)	638,736	269,016
Series 2007-0A5, Class 1A
2.383%, due 06/25/47(4)	562,800	199,612
Washington Mutual Asset Securities Corp., Series 2005-C1A, Class A2
5.150%, due 05/25/36(5)	1,181,485	1,161,488
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR4, Class 2A4
5.776%, due 04/25/36(4)	1,200,000	657,847
Total collateralized mortgage obligations (cost—$106,471,002)		98,533,548

Asset-backed securities—8.68%
American Express Issuance Trust, Series 2008-2, Class A
4.020%, due 01/18/11	3,425,000	3,458,593
Bank One Issuance Trust, Series 2004-A7, Class A7
0.571%, due 05/15/14(4)	3,070,000	2,915,806
Chase Issuance Trust,
Series 2005-A2, Class A2
0.521%, due 12/15/14(4)	2,950,000	2,745,681
Series 2007-A15, Class A
4.960%, due 09/17/12	590,000	606,530
Chase Manhattan Auto Owner Trust, Series 2006-A, Class A3
5.340%, due 07/15/10	131,030	131,360
Citibank Credit Card Issuance Trust, Series 2006-A4, Class A4
5.450%, due 05/10/13	1,175,000	1,210,978
Citibank Omni Master Trust, Series 2007-A9A, Class A9
1.623%, due 12/23/13(4),(5)	3,470,000	3,398,989
Citigroup Mortgage Loan Trust, Inc., Series 2007-AMC3, Class A2A
0.548%, due 03/25/37(4)	604,736	445,404
Countrywide Asset-Backed Certificates, Series 2006-2, Class 2A2
0.628%, due 06/25/36(4),(6)	1,178,217	745,474
Ford Credit Auto Owner Trust,
Series 2006-B, Class A3
5.260%, due 10/15/10	803,867	808,669
Series 2006-C, Class A3
5.160%, due 11/15/10	2,337,364	2,349,651
Honda Auto Receivables Owner Trust, Series 2006-3, Class A3
5.120%, due 10/15/10	941,869	949,844
Lehman XS Trust, Series 2005-6, Class 1A1
0.698%, due 11/25/35(4)	652,005	321,808
Nissan Auto Receivables Owner Trust, Series 2006-C, Class A4
5.450%, due 06/15/12	3,623,793	3,685,538

UBS PACE Select Advisors Trust

UBS PACE Intermediate Fixed Income Investments

Schedule of investments — April 30, 2009 (unaudited)

Security description	Face amount(1)	Value ($)
Asset-backed securities—(continued)
Sallie Mae Student Loan Trust,
Series 2005-8, Class A4
1.842%, due 01/25/28(4)	3,300,000	2,643,610
Series 2008-5, Class A2
2.192%, due 10/25/16(4)	4,330,000	4,220,399
Series 2008-5, Class A3
2.392%, due 01/25/28(4)	1,100,000	1,085,467
Series 2008-5, Class A4
2.792%, due 07/25/23(4)	2,950,000	2,924,187
Total asset-backed securities (cost—$36,304,429)		34,647,988

Corporate notes—38.54%
Airlines—0.10%
Continental Airlines, Inc.
6.545%, due 02/02/19	463,238	409,966

Automotive—0.53%
DaimlerChrysler N.A. Holding
4.875%, due 06/15/10	800,000	794,026
5.750%, due 09/08/11	1,150,000	1,129,651
6.500%, due 11/15/13	200,000	194,366
		2,118,043
Banking-non-US—2.54%
Barclays Bank PLC
7.434%, due 12/15/17(5),(7),(8)	850,000	415,896
Deutsche Bank AG London
5.375%, due 10/12/12(9)	2,450,000	2,510,339
Eksportfinans A/S
5.500%, due 05/25/16	1,275,000	1,320,594
Kreditanstalt fuer Wiederaufbau
3.500%, due 03/10/14	3,725,000	3,785,509
Societe Financement de l’Economie Francaise
3.375%, due 05/05/14(5)	2,100,000	2,107,108
		10,139,446
Banking-US—2.65%
Bank of America Corp.
5.750%, due 12/01/17	2,775,000	2,267,053
DEPFA Asset Covered Securities Bank
4.875%, due 10/28/15(5)	1,300,000	1,064,692
JPMorgan Chase Bank N.A.
6.000%, due 07/05/17	1,825,000	1,694,507
6.000%, due 10/01/17	1,450,000	1,352,814
State Street Capital Trust
8.250%, due 03/15/11(7),(8)	1,725,000	1,173,983
Wachovia Corp. MTN
5.500%, due 05/01/13	1,580,000	1,549,004
Wells Fargo & Co.
4.875%, due 01/12/11	220,000	223,314
5.250%, due 10/23/12	1,250,000	1,254,751
		10,580,118
Beverages—0.53%
Bottling Group LLC
6.950%, due 03/15/14	650,000	743,471
Coca-Cola Enterprises, Inc.
3.750%, due 03/01/12(9)	1,365,000	1,384,761
		2,128,232
Computers—0.31%
IBM Corp.
5.700%, due 09/14/17(9)	1,150,000	1,218,871

Consumer products—0.08%
Xstrata Finance Canada
5.800%, due 11/15/16(5)	415,000	310,875

UBS PACE Select Advisors Trust

UBS PACE Intermediate Fixed Income Investments

Schedule of investments — April 30, 2009 (unaudited)

Security description	Face amount(1)	Value ($)
Corporate notes—(continued)
Diversified financial services—4.95%
EnCana Holdings Financial Corp.
5.800%, due 05/01/14	450,000	467,710
General Electric Capital Corp.
1.800%, due 03/11/11	6,200,000	6,248,906
5.000%, due 11/15/11(9)	4,555,000	4,699,061
6.375%, due 11/15/67(4)	1,125,000	645,742
General Electric Capital Corp. MTN
5.000%, due 12/01/10(9)	3,100,000	3,165,550
5.000%, due 04/10/12	1,705,000	1,694,160
5.875%, due 02/15/12	320,000	326,078
General Electric Capital Corp., Series G MTN
6.150%, due 08/07/37(9)	170,000	121,005
LeasePlan Corp. N.V.
3.000%, due 05/07/12(5)	2,400,000	2,398,464
		19,766,676
Diversified manufacturing—0.25%
Honeywell International, Inc.
3.875%, due 02/15/14	990,000	995,611

Electric utilities—0.24%
Scottish Power Ltd.
4.910%, due 03/15/10	950,000	944,300

Electric-integrated—1.98%
EDP Finance BV
5.375%, due 11/02/12(5)	5,300,000	5,449,831
Pacificorp
5.500%, due 01/15/19(9)	1,400,000	1,445,111
Progress Energy Carolina
5.300%, due 01/15/19	975,000	1,010,529
		7,905,471
Energy—0.40%
Florida Power Corp.
4.800%, due 03/01/13	340,000	352,696
XTO Energy, Inc.
6.250%, due 08/01/17	1,250,000	1,252,240
		1,604,936
Financial services—8.48%
Bear Stearns Co., Inc. MTN
6.950%, due 08/10/12	1,555,000	1,637,121
BP Capital Markets PLC
3.125%, due 03/10/12	1,690,000	1,715,198
Citigroup Funding, Inc.
1.375%, due 05/05/11	7,200,000	7,197,912
Citigroup, Inc.
2.125%, due 04/30/12(9)	3,865,000	3,883,382
4.125%, due 02/22/10	2,195,000	2,159,641
4.625%, due 08/03/10	340,000	330,435
5.500%, due 04/11/13(9)	900,000	802,141

UBS PACE Select Advisors Trust

UBS PACE Intermediate Fixed Income Investments

Schedule of investments — April 30, 2009 (unaudited)

Security description	Face amount(1)	Value ($)
Corporate notes—(continued)
Financial services—(concluded)
Credit Suisse Guernsey
5.860%, due 05/15/17(7),(8)	2,290,000	1,246,218
Goldman Sachs Group, Inc.
5.250%, due 10/15/13	2,530,000	2,511,926
JPMorgan Chase & Co.
5.375%, due 10/01/12	2,850,000	2,887,272
6.000%, due 01/15/18	120,000	116,668
7.900%, due 04/30/18(7),(8)	1,415,000	1,076,461
JPMorgan Chase Capital XXV
6.800%, due 10/01/37	600,000	439,272
Lehman Brothers Holdings, Inc.
4.519%, due 09/15/22(4),(10)	675,000	94,500
6.200%, due 09/26/14(10)	2,320,000	330,600
6.625%, due 01/18/12(10)	1,250,000	178,125
Lehman Brothers Holdings, Inc. MTN
6.750%, due 12/28/17(10)	1,375,000	137
Morgan Stanley
1.399%, due 01/09/12(4)	4,595,000	4,016,926
6.750%, due 04/15/11	250,000	255,545
Morgan Stanley MTN
5.550%, due 04/27/17(9)	305,000	267,126
6.250%, due 08/28/17	740,000	676,367
SLM Corp.
1.232%, due 07/27/09(4)	975,000	961,745
2.150%, due 01/31/14(4)	1,700,000	704,429
State Street Corp.
7.650%, due 06/15/10	345,000	344,445
		33,833,592
Food products—0.83%
Kraft Foods, Inc.
6.000%, due 02/11/13	575,000	604,720
6.500%, due 08/11/17	2,625,000	2,723,094
		3,327,814
Insurance—1.44%
Chubb Corp.
6.375%, due 03/29/67(4)	425,000	256,978
Metropolitan Life Global Funding
4.250%, due 07/30/09(5)	235,000	234,986
Metropolitan Life Global Funding I
5.125%, due 04/10/13(5)	1,850,000	1,768,471
Pricoa Global Funding I
5.400%, due 10/18/12(5)	2,175,000	1,956,208
Progressive Corp.
6.700%, due 06/15/37(4)	735,000	364,011
Prudential Financial, Inc. MTN
5.800%, due 06/15/12	975,000	892,067
Travelers Cos., Inc.
6.250%, due 03/15/37(4)	450,000	277,033
		5,749,754

UBS PACE Select Advisors Trust

UBS PACE Intermediate Fixed Income Investments

Schedule of investments — April 30, 2009 (unaudited)

Security description	Face amount(1)	Value ($)
Corporate notes—(continued)
Media—1.34%
Comcast Corp.
5.450%, due 11/15/10	1,525,000	1,569,423
5.900%, due 03/15/16	550,000	549,217
News America Holdings
8.500%, due 02/23/25	200,000	182,707
9.500%, due 07/15/24	225,000	234,187
Rogers Communications
6.250%, due 06/15/13	825,000	841,632
Time Warner Cable, Inc.
5.850%, due 05/01/17	1,700,000	1,634,620
Time Warner, Inc.
7.570%, due 02/01/24	350,000	321,986
		5,333,772
Medical providers—0.80%
Roche Holdings, Inc.
3.249%, due 02/25/11(4),(5)	395,000	399,572
5.000%, due 03/01/14(5)	1,750,000	1,834,549
WellPoint, Inc.
5.000%, due 01/15/11	950,000	963,536
		3,197,657
Multi-line insurance—0.19%
MetLife, Inc.
7.717%, due 02/15/19	750,000	752,260

Oil & gas—0.37%
ConocoPhillips Co.
8.750%, due 05/25/10	1,250,000	1,340,912
EnCana Corp.
4.600%, due 08/15/09	150,000	150,891
		1,491,803
Oil refining—0.09%
Canadian Natural Resources
5.700%, due 05/15/17	380,000	362,942

Oil services—0.69%
Halliburton Co.
5.500%, due 10/15/10	850,000	885,446
Shell International Finance BV
4.000%, due 03/21/14	1,825,000	1,881,985
		2,767,431
Pharmaceuticals—2.04%
Abbott Laboratories
5.125%, due 04/01/19	905,000	926,428
5.600%, due 05/15/11	535,000	576,731
Eli Lilly & Co.
3.550%, due 03/06/12	810,000	831,804
GlaxoSmithKline Capital, Inc.
4.850%, due 05/15/13	1,075,000	1,115,149

UBS PACE Select Advisors Trust

UBS PACE Intermediate Fixed Income Investments

Schedule of investments — April 30, 2009 (unaudited)

Security description	Face amount(1)	Value ($)
Corporate notes—(continued)
Pharmaceuticals—(concluded)
Novartis Securities Investment Ltd.
5.125%, due 02/10/19	1,450,000	1,484,693
Pfizer, Inc.
5.350%, due 03/15/15	2,645,000	2,843,330
Schering-Plough Corp.
5.550%, due 12/01/13(4)	340,000	360,484
		8,138,619
Real estate investment trusts—0.25%
AvalonBay Communities, Inc. MTN
6.125%, due 11/01/12	280,000	260,228
ERP Operating LP
6.625%, due 03/15/12	780,000	741,684
		1,001,912
Retail—0.50%
CVS Caremark Corp.
1.561%, due 06/01/10(4)	2,025,000	1,986,853

Software—0.51%
Oracle Corp.
4.950%, due 04/15/13(9)	250,000	265,517
Oracle Corp./Ozark Holdings
5.000%, due 01/15/11	1,700,000	1,791,302
		2,056,819
Special purpose entity—0.61%
AEP Texas Central Transition, Series A-4
5.170%, due 01/01/20	425,000	439,874
BAE Systems Holdings, Inc.
5.200%, due 08/15/15(5)	330,000	315,884
Goldman Sachs Capital II
5.793%, due 06/01/12(7),(8)	450,000	222,567
UnitedHealth Group
5.250%, due 03/15/11	1,425,000	1,447,575
		2,425,900
Telecommunications—3.92%
AT&T Broadband Corp.
8.375%, due 03/15/13(9)	1,585,000	1,747,721
Cox Communications, Inc.
7.125%, due 10/01/12	350,000	353,792
7.750%, due 11/01/10	110,000	112,228
8.375%, due 03/01/39(5)	850,000	824,909
SBC Communications, Inc.
5.875%, due 02/01/12	95,000	100,225
TCI Communications, Inc.
7.875%, due 08/01/13	100,000	104,724
8.750%, due 08/01/15	50,000	55,058
Telecom Italia Capital
5.250%, due 11/15/13	1,665,000	1,578,770
5.250%, due 10/01/15	205,000	182,110
6.200%, due 07/18/11	1,750,000	1,763,197

UBS PACE Select Advisors Trust

UBS PACE Intermediate Fixed Income Investments

Schedule of investments — April 30, 2009 (unaudited)

Security description	Face amount(1)		Value ($)
Corporate notes—(concluded)
Telecommunications—(concluded)
Telefonica Emisiones SAU
5.855%, due 02/04/13	925,000		964,756
5.984%, due 06/20/11	1,500,000		1,562,301
6.421%, due 06/20/16	950,000		993,869
Telefonica Europe BV
7.750%, due 09/15/10	235,000		246,784
Verizon Communications
6.350%, due 04/01/19	775,000		805,304
8.750%, due 11/01/18	1,800,000		2,150,715
Verizon New Jersey, Inc.
5.875%, due 01/17/12	2,030,000		2,122,391
			15,668,854
Tobacco—0.32%
Philip Morris International, Inc.
5.650%, due 05/16/18	1,250,000		1,264,951

Transportation—0.69%
United Parcel Service, Inc.
3.875%, due 04/01/14	2,675,000		2,757,513

Utilities—0.67%
Dominion Resources, Inc.
5.125%, due 12/15/09	650,000		658,578
Nisource Finance Corp.
1.821%, due 11/23/09(4)	950,000		932,532
7.875%, due 11/15/10	1,075,000		1,073,952
			2,665,062
Wireless telecommunications—0.24%
Vodafone Group PLC
7.750%, due 02/15/10	920,000		954,191
Total corporate notes (cost—$163,415,064)			153,860,244

Non-US government obligations—1.57%
Bundesrepublik Deutschland
4.000%, due 01/04/37	EUR	1,050,000	1,391,811
4.250%, due 07/04/39	EUR	550,000	769,322
Government of Japan
1.000%, due 11/20/21(4)	JPY	409,000,000	4,095,392
Total non-US government obligations (cost—$5,684,740)			6,256,525

Short-term US government agency obligation—6.72%
Federal Home Loan Bank
0.100%, due 05/01/09(11) (cost—$26,800,000)	26,800,000		26,800,000

UBS PACE Select Advisors Trust

UBS PACE Intermediate Fixed Income Investments

Schedule of investments — April 30, 2009 (unaudited)

Security description	Face amount(1)	Value ($)
Repurchase agreement—0.08%

Repurchase agreement dated 04/30/09 with State Street Bank & Trust Co., 0.010% due 05/01/09, collateralized by $325,489 US Treasury Bills, zero coupon due 08/20/09 to 08/27/09; (value—$325,392); proceeds: $319,000

(cost—$319,000)	319,000	319,000

	Number of shares
Investments of cash collateral from securities loaned—2.54%
Money market fund(12)—2.54%
UBS Private Money Market Fund LLC(13)
0.460% (cost—$10,148,968)	10,148,968	10,148,968
Total investments before investments sold short (cost—$481,616,545)(14)—116.13%		463,569,810

	Face amount(1)
Investments sold short—(5.02)%
FHLMC TBA*
4.500%, TBA	(4,200,000)	(4,268,250)
5.000%, TBA	(6,800,000)	(7,029,500)
FNMA TBA*
5.000%, TBA	(2,000,000)	(2,051,250)
6.000%, TBA	(6,400,000)	(6,689,997)
Total investments sold short (proceeds—$20,067,281)—(5.02)%		(20,038,997)
Liabilities in excess of other assets—(11.11)%		(44,337,031)
Net assets—100.00%		399,193,782

Aggregate cost for federal income tax purposes, which was substantially the same for book purposes, was $481,616,545; and net unrealized depreciation consisted of:

Gross unrealized appreciation	6,150,847
Gross unrealized depreciation	(24,197,582)
Net unrealized depreciation	(18,046,735)

*

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the U.S. Treasury guaranteed the debt issued by those organizations.

(1)	In US Dollars unless otherwise indicated.
(2)	Partial amount delivered to broker as collateral for futures transactions.
(3)	Entire amount pledged as collateral for investments sold short.
(4)	Floating rate security. The interest rate shown is the current rate as of April 30, 2009.
(5)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 6.58% of net assets as of April 30, 2009, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(6)	Step-up bond that converts to the noted fixed rate at a designated future date.
(7)	Variable rate security. The interest rate shown is the current rate as of April 30, 2009, and resets at the next call date.
(8)	Perpetual bond security. The maturity date reflects the next call date.
(9)	Security, or portion thereof, was on loan at April 30, 2009.
(10)	Bond interest in default.
(11)	Rate shown is the discount rate at date of purchase.

UBS PACE Select Advisors Trust

UBS PACE Intermediate Fixed Income Investments

Schedule of investments — April 30, 2009 (unaudited)

(12)	Rate shown reflects yield at April 30, 2009.
(13)	The table below details the Portfolio’s transaction activity in an affiliated issuer during the nine months ended April 30, 2009.

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
		nine months	nine months		nine months
	Value at	ended	ended	Value at	ended
Security description	07/31/08 ($)	04/30/09 ($)	04/30/09 ($)	04/30/09 ($)	04/30/09 ($)
UBS Private Money Market Fund LLC	1,287,062	126,199,226	117,337,320	10,148,968	26,878

(14)	Includes $9,912,304 of investments in securities on loan, at value.

ARM	Adjustable Rate Mortgage — The interest rate shown is the current rate as of April 30, 2009.
EUR	Euro
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GMAC	General Motors Acceptance Corporation
GNMA	Government National Mortgage Association
JPY	Japanese Yen
MTN	Medium Term Note
REMIC	Real Estate Mortgage Investment Conduit
TBA

(To Be Announced) Security is purchased on a forward commitment basis with an approximate principal amount (generally +/- 1.0%) and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

TIAA	Teachers Insurance and Annuity Association

Futures contracts

					Unrealized
Number of		Expiration		Current	appreciation
contracts	Buy contracts	dates	Cost ($)	value ($)	(depreciation) ($)
443	US Treasury Note 5 Year Futures	June 2009	51,753,766	51,893,297	139,531
179	US Treasury Note 10 Year Futures	June 2009	21,895,317	21,647,813	(247,504)
			73,649,083	73,541,110	(107,973)

	Sale contracts		Proceeds
119	US Treasury Bond 20 Year Futures	June 2009	14,798,927	14,584,937	213,990
					106,017

Forward foreign currency contracts

					Unrealized
	Contracts to	In		Mautrity	appreciation
	deliver	exchange for		dates	(depreciation) ($)
Euro	2,374,000	USD	3,055,338	05/20/09	(85,540)
Japanese Yen	383,213,500	USD	3,948,619	06/10/09	61,006
					(24,534)

Currency type abbreviation:

USD	United States Dollar

UBS PACE Select Advisors Trust

UBS PACE Intermediate Fixed Income Investments

Schedule of investments — April 30, 2009 (unaudited)

On August 1, 2008, the Portfolio adopted the Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Portfolio’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical investments.

Level 2 - Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.
Level 3 - Unobservable inputs inclusive of the Portfolio’s own assumptions in determining the value of investments.

The following is a summary of the inputs used as of April 30, 2009 in valuing the Portfolio’s investments:

	Quoted prices in active markets for identical investments (Level 1) ($)	Significant other observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Investments, at value	—	463,569,810	—	463,569,810
Investments sold short, at value	—	(20,038,997)	—	(20,038,997)
Other financial instruments(16)	106,017	(24,534)	—	81,483
Total	106,017	443,506,279	—	443,612,296

(16)	Other financial instruments include open futures contracts and forward foreign currency contracts.

In April 2009, the FASB issued FASB Staff Position No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”). FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157, when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the Portfolio’s financial statement disclosures.

Issuer breakdown by country of origin

Percentage of total investments (%)
United States	93.1
United Kingdom	1.4
Germany	1.3
Japan	0.9
Luxembourg	0.8
Spain	0.8
Netherlands	0.6
Canada	0.5
Bermuda	0.3
Switzerland	0.3
100.0

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s semiannual report to shareholders dated January 31, 2009.

UBS PACE Select Advisors Trust

UBS PACE Strategic Fixed Income Investments

Schedule of investments — April 30, 2009 (unaudited)

Security description	Face amount(1)	Value ($)
US government obligations—4.71%
US Treasury Inflation Index Notes (TIPS)
0.875%, due 04/15/10(2)	1,343,868	1,332,529
1.875%, due 07/15/13(2)	22,294,202	22,712,218
1.875%, due 07/15/15	654,438	661,391
3.000%, due 07/15/12	3,303,916	3,487,696
Total US government obligations (cost—$28,103,981)		28,193,834

Government national mortgage association certificates—0.05%
GNMA
8.000%, due 06/15/17	56,164	60,404
8.000%, due 07/15/17	52,999	57,230
8.000%, due 09/15/17	33,822	35,929
8.000%, due 11/15/17	72,819	78,142
GNMA II ARM
4.125%, due 11/20/23	9,541	9,647
4.625%, due 07/20/25	11,350	11,443
5.375%, due 01/20/26	20,841	21,395
5.375%, due 05/20/26	35,418	36,392
Total government national mortgage association certificates (cost—$305,723)		310,582

Federal home loan mortgage corporation certificates*—0.38%
FHLMC
7.645%, due 05/01/25#	1,424,270	1,467,193
FHLMC ARM
5.709%, due 03/01/36	457,820	478,565
FHLMC TBA
5.500%, TBA	300,000	310,313
Total federal home loan mortgage corporation certificates (cost—$2,201,676)		2,256,071

Federal housing administration certificates—0.02%
FHA GMAC
7.430%, due 06/01/21	91,463	91,463
FHA Reilly
7.430%, due 10/01/20	15,503	15,503
Total federal housing administration certificates (cost—$114,874)		106,966

Federal national mortgage association certificates*—11.03%
FNMA
5.396%, due 11/01/34	11,968,650	12,285,448
6.970%, due 12/01/09	3,510,935	3,550,806
FNMA ARM
3.033%, due 08/01/40	267,362	264,828
4.362%, due 05/01/27	60,274	60,262
4.647%, due 04/01/27	41,864	42,215
5.089%, due 05/01/30	129,930	131,742
5.170%, due 10/01/35	600,729	612,939
5.225%, due 09/01/35	458,626	473,271
5.347%, due 11/01/35	747,813	778,510
5.399%, due 01/01/36	700,001	724,729
5.536%, due 03/01/36	498,663	519,803
5.546%, due 01/01/36	482,569	497,306
5.564%, due 02/01/36	884,069	921,978
5.600%, due 12/01/35	629,809	657,435
5.610%, due 03/01/36	547,459	569,775
5.720%, due 03/01/36	728,912	761,470
5.761%, due 03/01/36	778,573	812,920
5.910%, due 06/01/36	341,960	357,551
FNMA ARM COFI
4.683%, due 11/01/26	160,837	157,620
FNMA TBA
6.000%, TBA	40,000,000	41,812,480
Total federal national mortgage association certificates (cost—$65,621,268)		65,993,088

UBS PACE Select Advisors Trust

UBS PACE Strategic Fixed Income Investments

Schedule of investments — April 30, 2009 (unaudited)

Security description	Face amount(1)	Value ($)
Collateralized mortgage obligations—35.94%
ARM Trust, Series 2005-5, Class 2A1
5.152%, due 09/25/35	606,852	340,165
Banc of America Funding Corp., Series 2005-D, Class A1
3.986%, due 05/25/35(3)	5,306,414	4,275,488
Bank of America Mortgage Securities, Inc., Series 2002-G, Class 1A3
5.208%, due 07/20/32(3)	9,619	7,461
Bear Stearns Alternative Loan Trust-A Trust,
Series 2005-7, Class 22A1
5.491%, due 09/25/36(3)	1,974,365	1,099,645
Series 2006-1, Class 21A2
5.772%, due 02/25/36(3)	2,014,044	923,364
Bear Stearns ARM Trust,
Series 2003-5, Class 2A1
4.528%, due 08/25/33	1,320,274	1,154,590
Series 2004-9, Class 22A1
4.799%, due 11/25/34	116,003	88,217
Series 2005-5, Class A2
4.550%, due 08/25/35	5,863,235	4,570,699
Series 2005-9, Class A1
4.625%, due 10/25/35	2,374,195	1,776,102
Bear Stearns Commerical Mortgage Securities, Series 2006-BBA7, Class A1
0.561%, due 03/15/19(3),(4)	3,979,068	3,354,622
Bear Stearns,
Series 2003-1, Class 5A1
5.425%, due 04/25/33(3)	82,646	74,858
Series 2003-1, Class 6A1
5.022%, due 04/25/33(3)	213,638	188,539
Series 2003-3, Class 1A
5.159%, due 10/25/33(3)	80,866	58,155
Series 2004-3, Class 1A2
4.568%, due 07/25/34(3)	694,702	561,820
Series 2004-6, Class 2A1
5.083%, due 09/25/34(3)	3,235,102	2,155,379
Series 2004-7, Class 1A1
5.438%, due 10/25/34(3)	870,570	570,550
Series 2004-9, Class 2A1
5.326%, due 09/25/34(3)	1,354,691	842,267
Citicorp Mortgage Securities, Inc., Series 2002-12, Class 2A1
5.250%, due 12/25/32	147,638	146,254
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-6, Class A2
4.248%, due 08/25/35(3)	384,443	278,118
Series 2005-6, Class A3
4.098%, due 08/25/35(3)	73,001	53,053
Series 2005-11, Class A1A
4.223%, due 12/25/35(3)	1,432,105	1,098,568
Series 2006-AR1, Class 1A1
4.900%, due 10/25/35(3)	3,604,032	2,373,836
Countrywide Alternative Loan Trust,
Series 2003-J3, Class 2A1
6.250%, due 12/25/33	607,570	559,031
Series 2006-41CB, Class 1A9
6.000%, due 01/25/37	1,928,284	1,051,518
Countrywide Home Loans,
Series 2003-R4, Class 2A
6.500%, due 01/25/34(4)	1,719,933	1,237,277
Series 2004-12, Class 11A2
4.743%, due 08/25/34(3)	766,509	458,864
FHLMC REMIC,*
Series 1278, Class K
7.000%, due 05/15/22	160,791	171,141

UBS PACE Select Advisors Trust

UBS PACE Strategic Fixed Income Investments

Schedule of investments — April 30, 2009 (unaudited)

Security description	Face amount(1)	Value ($)
Collateralized mortgage obligations—(continued)
Series 1367, Class KA
6.500%, due 09/15/22	3,139	3,341
Series 1502, Class PXZ
7.000%, due 04/15/23	832,394	871,469
Series 1503, Class PZ
7.000%, due 05/15/23	291,459	305,083
Series 1534, Class Z
5.000%, due 06/15/23	300,772	306,278
Series 1548, Class Z
7.000%, due 07/15/23	238,626	252,365
Series 1562, Class Z
7.000%, due 07/15/23	357,536	380,553
Series 1694, Class Z
6.500%, due 03/15/24	148,228	162,193
Series 2061, Class Z
6.500%, due 06/15/28	691,226	731,632
Series 2400, Class FQ
0.951%, due 01/15/32(3)	293,454	287,573
Series 2579, Class DZ
5.000%, due 03/15/34	6,443,530	6,460,660
Series 2764, Class LZ
4.500%, due 03/15/34	2,512,980	2,408,071
Series 2764, Class ZG
5.500%, due 03/15/34	4,626,069	4,808,625
Series 2835, Class JZ
5.000%, due 08/15/34	3,534,133	3,677,204
Series 2921, Class PG
5.000%, due 01/15/35	6,200,000	6,385,740
Series 2983, Class TZ
6.000%, due 05/15/35	5,435,924	5,761,072
Series 3149, Class CZ
6.000%, due 05/15/36	7,570,300	7,580,169
Series G23, Class KZ
6.500%, due 11/25/23	220,089	237,750
Series T-054, Class 2A
6.500%, due 02/25/43	1,219,518	1,267,537
Series T-058, Class 2A
6.500%, due 09/25/43	4,807,508	5,019,341
Series T-075, Class A1
0.478%, due 11/25/36(3)	3,378,933	3,209,986
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 2A1
5.359%, due 08/25/35(3)	160,723	118,977
FNMA REMIC,*
Series 1998-066, Class FG
0.738%, due 12/25/28(3)	148,907	145,975
Series 2000-034, Class F
0.888%, due 10/25/30(3)	24,268	23,727
Series 2002-080, Class A1
6.500%, due 11/25/42	2,298,056	2,440,248
Series 2003-064, Class AH
6.000%, due 07/25/33	9,924,814	10,564,312
Series 2003-106, Class US
8.419%, due 11/25/23(5),(6)	333,000	303,000
Series 2003-W8, Class 2A
7.000%, due 10/25/42	162,081	174,541
Series 2004-T1, Class 1A1
6.000%, due 01/25/44	2,806,366	2,887,049
Series 2004-W8, Class 2A
6.500%, due 06/25/44	3,293,462	3,439,610
Series 2005-024, Class ZE
5.000%, due 04/25/35	1,395,168	1,385,291

UBS PACE Select Advisors Trust

UBS PACE Strategic Fixed Income Investments

Schedule of investments — April 30, 2009 (unaudited)

Security description	Face amount(1)	Value ($)
Collateralized mortgage obligations—(continued)
Series 2005-116, Class TZ
5.500%, due 01/25/36	6,603,914	6,863,869
Series 2005-120, Class ZU
5.500%, due 01/25/36	7,204,270	6,933,090
Series 2006-065, Class GD
6.000%, due 07/25/26	2,800,000	3,011,258
Trust, Series 1991-065, Class Z
6.500%, due 06/25/21	14,392	15,417
Trust, Series 1992-040, Class ZC
7.000%, due 07/25/22	34,619	37,839
Trust, Series 1992-129, Class L
6.000%, due 07/25/22	18,212	18,901
Trust, Series 1993-037, Class PX
7.000%, due 03/25/23	50,425	55,270
Trust, Series 1993-060, Class Z
7.000%, due 05/25/23	279,498	304,441
Trust, Series 1993-065, Class ZZ
7.000%, due 06/25/13	241,566	254,524
Trust, Series 1993-070, Class Z
6.900%, due 05/25/23	44,722	48,653
Trust, Series 1993-096, Class PZ
7.000%, due 06/25/23	264,187	287,852
Trust, Series 1993-160, Class ZB
6.500%, due 09/25/23	68,188	70,010
Trust, Series 1993-163, Class ZB
7.000%, due 09/25/23	23,219	24,563
Trust, Series 1994-023, Class PX
6.000%, due 08/25/23	508,133	532,428
Trust, Series 1998-M7, Class Z
6.390%, due 05/25/36	704,851	744,940
Trust, Series 1999-W4, Class A9
6.250%, due 02/25/29	1,165,906	1,217,643
Trust, Series 2000-009, Class FG
1.051%, due 02/16/30(3)	182,189	181,842
Trust, Series 2002-031, Class FW
0.851%, due 06/16/31(3)	188,536	186,769
Trust, Series 2003-98, Class Z
6.000%, due 11/20/33	13,829,103	14,741,138
Trust, Series 2005-26, Class ZA
5.500%, due 01/20/35	6,005,563	6,064,497
GS Mortgage Securities Corp. II, Series 2007-EOP, Class A1
0.579%, due 03/06/20(3),(4)	2,070,898	1,532,464
GS Residential Mortgage Loan Trust, Series 2005-AR6, Class 2A1
4.541%, due 09/25/35	2,984,626	2,286,627
Harborview Mortgage Loan Trust, Series 2005-4, Class 3A1
5.143%, due 07/19/35(3)	917,544	528,435
Housing Security, Inc., Series 1992-8, Class B
4.822%, due 06/25/24(3)	422,056	402,457
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 2006-LDP9, Class A3
5.336%, due 05/15/47	5,200,000	4,014,728
Series 2007-CB19, Class A4
5.746%, due 02/12/49(3)	3,200,000	2,283,473
Lehman Brothers Mortgage Trust, Series 1991-2, Class A3
8.443%, due 01/20/17(3),#	473,477	462,141
Merrill Lynch/Countrywide Commercial Mortgage Trust,
Series 2006-4, Class A3
5.172%, due 12/12/49	7,900,000	5,376,407
Series 2007-8, Class A3
5.957%, due 08/12/49(3)	11,500,000	8,670,423

UBS PACE Select Advisors Trust

UBS PACE Strategic Fixed Income Investments

Schedule of investments — April 30, 2009 (unaudited)

Security description	Face amount(1)	Value ($)
Collateralized mortgage obligations—(continued)
Morgan Stanley Capital I,
Series 2006-HQ9, Class A4
5.731%, due 07/12/44	1,900,000	1,586,088
Series 2006-IQ12, Class A4
5.332%, due 12/15/43	3,100,000	2,420,417
Residential Asset Securitization Trust, Series 2006-A14C, Class 2A6
0.888%, due 12/25/36(3)	2,221,140	997,885
Residential Funding Mortgage Security I,
Series 2004-S2, Class A1
5.250%, due 03/25/34	1,292,799	1,283,131
Series 2004-S9, Class 1A23
5.500%, due 12/25/34	2,300,000	1,625,137
Small Business Administration,
Series 1999-20K, Class 1
7.060%, due 11/01/19	662,915	710,715
Series 2000-20K, Class 1
7.220%, due 11/01/20	772,746	834,824
Series 2001-P10B, Class 1
6.344%, due 08/10/11	657,008	684,855
Series 2002-20K, Class 1
5.080%, due 11/01/22	3,310,725	3,452,482
Series 2003-20I, Class 1
5.130%, due 09/01/23	581,354	606,257
Series 2003-20L, Class 1
4.890%, due 12/01/23	1,752,885	1,816,806
Series 2004-P10A, Class 1
4.504%, due 02/10/14	3,928,715	3,922,085
Series 2005-20H, Class 1
5.110%, due 08/01/25	2,106,292	2,187,590
Series 2007-20D, Class 1
5.320%, due 04/01/27	6,087,891	6,430,703
Structured ARM Loan Trust, Series 2004-8, Class 3A
4.874%, due 07/25/34	1,625,929	1,237,714
Structured Asset Mortgage Investments, Inc.,
Series 2002-AR3, Class A1
1.107%, due 09/19/32(3)	525,603	397,244
Series 2006-AR3, Class 11A1
0.648%, due 04/25/36(3)	2,431,264	932,054
Structured Asset Securities Corp., Series 2001-SB1, Class A2
3.375%, due 08/25/31	2,884,021	2,335,181

UBS PACE Select Advisors Trust

UBS PACE Strategic Fixed Income Investments

Schedule of investments — April 30, 2009 (unaudited)

Security description	Face amount(1)	Value ($)
Collateralized mortgage obligations—(concluded)
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A4
5.572%, due 10/15/48	7,100,000	5,577,154
Washington Mutual Mortgage Securities Corp.,
Series 2002-AR6, Class A
2.914%, due 06/25/42(3)	88,456	65,714
Series 2005-AR1, Class A1A
0.758%, due 01/25/45(3)	203,649	96,797
Series 2005-AR2, Class 2A1A
0.748%, due 01/25/45(3)	254,159	119,888
Series 2006-AR7, Class 3A
3.503%, due 07/25/46(3)	3,436,077	1,347,903
Series 2006-AR9, Class 1A
2.514%, due 08/25/46(3)	2,505,566	809,650
Series 2006-AR9, Class 2A
3.503%, due 08/25/46(3)	1,884,800	735,626
Wells Fargo Mortgage Backed Securities Trust,
Series 2003-M, Class A1
4.703%, due 12/25/33(3)	2,037,012	1,795,021
Series 2004-CC, Class A1
4.948%, due 01/25/35(3)	697,478	545,943
Series 2006-AR2, Class 2A1
4.950%, due 03/25/36	3,480,452	2,317,479
Total collateralized mortgage obligations (cost—$239,433,044)		215,093,395

Asset-backed securities—4.18%
Chase Issuance Trust, Series 2008-A13, Class A13
2.820%, due 09/15/15(3)	2,200,000	2,071,944
Countrywide Asset-Backed Certificates, Series 2007-5, Class 2A1
0.538%, due 03/25/37(3)	1,441,876	1,221,701
CSAB Mortgage Backed Trust, Series 2006-1, Class A6A
6.172%, due 06/25/36(7)	800,000	417,235
Delta Funding Home Equity Loan Trust, Series 1999-003, Class A1A
1.271%, due 09/15/29(3)	60,720	21,584
Ford Credit Auto Owner Trust,
Series 2008-C, Class A2B
1.351%, due 01/15/11(3)	302,607	301,387
Series 2008-C, Class A3
1.871%, due 06/15/12(3)	4,300,000	4,177,569
Franklin Auto Trust, Series 2008-A, Class A2
1.447%, due 10/20/11(3)	492,168	484,821
Fremont Home Loan Trust, Series 2006-A, Class 2A2
0.538%, due 05/25/36(3)	88,642	86,474
Merrill Lynch Mortgage Investors, Inc., Series 2006-AHL1, Class A2A
0.488%, due 05/25/37(3)	535,061	520,897
Mid-State Trust Series 4, Class A
8.330%, due 04/01/30	420,273	358,456
SLC Student Loan Trust, Series 2008-2, Class A2
1.770%, due 06/15/17(3)	8,300,000	7,719,000
SLM Student Loan Trust, Series 2008-9, Class A
2.592%, due 04/25/23(3)	7,661,308	7,627,790
Total asset-backed securities (cost—$26,479,157)		25,008,858

Corporate notes—34.70%
Airlines—0.50%
Northwest Airlines, Series 2000-1, Class G
7.150%, due 04/01/21(3)	4,092,840	2,987,773

UBS PACE Select Advisors Trust

UBS PACE Strategic Fixed Income Investments

Schedule of investments — April 30, 2009 (unaudited)

Security description	Face amount(1)	Value ($)
Corporate notes—(continued)
Airlines—(concluded)
United Air Lines 1991 Equipment Trust
10.360%, due 11/27/12(5),(8)	231,906	1,264
		2,989,037
Automobiles—0.08%
Daimler Finance NA LLC
6.500%, due 11/15/13	500,000	485,915

Banking-non-US—4.38%
Bank of Scotland Group PLC
1.344%, due 12/08/10(3),(4)	200,000	177,760
Barclays Bank PLC
7.434%, due 12/15/17(4),(9),(10)	1,000,000	489,290
BNP Paribas
5.186%, due 06/29/15(4),(9),(10)	3,100,000	1,609,923
Credit Agricole
1.306%, due 05/28/10(3),(4)	6,800,000	6,662,640
6.637%, due 05/31/17(4),(9),(10)	900,000	431,346
ING Bank NV
3.900%, due 03/19/14(2),(4)	2,000,000	1,985,908
Lloyds Banking Group PLC
6.657%, due 05/21/37(4),(9),(10)	2,400,000	732,000
Resona Bank Ltd.
5.850%, due 04/15/16(4),(9),(10)	2,900,000	1,614,140
Royal Bank of Scotland Group PLC
7.640%, due 09/29/17(9),(10)	5,500,000	1,595,000
Santander Perpetual
6.671%, due 10/24/17(4),(9),(10)	6,700,000	4,187,500
Societe Financement de l’Economie Francaise
3.375%, due 05/05/14(4)	6,700,000	6,722,680
		26,208,187
Banking-US—7.63%
American Express, Federal Savings Bank
0.480%, due 06/12/09(3)	2,000,000	1,987,178
Bank of America Corp.
5.750%, due 12/01/17	9,600,000	7,842,778
Bank of America N.A.
5.300%, due 03/15/17	3,500,000	2,624,745
6.100%, due 06/15/17	4,400,000	3,437,878
Credit Suisse New York MTN
5.000%, due 05/15/13	7,300,000	7,208,954
HSBC Bank USA
6.000%, due 08/09/17	4,900,000	4,618,554
JPMorgan Chase Bank N.A.
6.000%, due 10/01/17	400,000	373,190
Wachovia Corp.
5.250%, due 08/01/14	900,000	799,884
5.300%, due 10/15/11	5,000,000	5,031,650

UBS PACE Select Advisors Trust

UBS PACE Strategic Fixed Income Investments

Schedule of investments — April 30, 2009 (unaudited)

Security description	Face amount(1)		Value ($)
Corporate notes—(continued)
Banking-US—(concluded)
Wachovia Corp. MTN
5.500%, due 05/01/13	12,000,000		11,764,584
			45,689,395
Diversified financials—9.90%
American Express Co.
6.150%, due 08/28/17	7,100,000		6,338,028
American Express Credit Co. MTN
1.838%, due 05/27/10(3)	1,400,000		1,339,913
General Electric Capital Corp.
5.500%, due 09/15/67(3),(4)	EUR	5,000,000	2,910,819
5.875%, due 01/14/38	5,400,000		3,726,999
Goldman Sachs Group, Inc.
1.677%, due 03/22/16(3)	1,000,000		752,708
5.625%, due 01/15/17	1,800,000		1,542,042
6.250%, due 09/01/17	14,400,000		13,618,526
Lehman Brothers Holdings, Inc. MTN
5.625%, due 01/24/13(8)	4,500,000		652,500
Macquarie Bank Ltd.
2.600%, due 01/20/12(4)	900,000		894,992
4.100%, due 12/17/13(5)	10,400,000		10,559,224
4.100%, due 12/17/13(4)	6,700,000		6,785,224
Merrill Lynch & Co.
6.050%, due 08/15/12	1,500,000		1,379,675
Merrill Lynch & Co. MTN
6.875%, due 04/25/18	8,200,000		6,910,427
Sumitomo Mitsui Banking
5.625%, due 10/15/15(4),(9),(10)	2,300,000		1,827,920
			59,238,997
Education—1.33%
Stanford University
4.250%, due 05/01/16	6,000,000		5,978,460
4.750%, due 05/01/19	2,000,000		1,996,840
			7,975,300
Electric utilities—0.29%
PSE&G Power LLC
5.000%, due 04/01/14(2)	1,800,000		1,732,426

Financial services—4.69%
Bear Stearns Co., Inc.
6.400%, due 10/02/17	7,300,000		7,105,652
7.250%, due 02/01/18	3,500,000		3,574,263
Citigroup, Inc.
1.262%, due 12/28/09(3)	600,000		578,994
1.336%, due 05/18/11(3)	700,000		603,318
2.938%, due 05/15/18(3)	900,000		605,812
5.125%, due 12/12/18	GBP	2,390,000	1,958,803
Countrywide Financial Corp. MTN
5.800%, due 06/07/12(2)	3,400,000		3,116,896
General Motors Acceptance Corp. LLC
2.488%, due 05/15/09(2),(3)	1,000,000		987,500
7.250%, due 03/02/11(2)	1,300,000		1,066,006

UBS PACE Select Advisors Trust

UBS PACE Strategic Fixed Income Investments

Schedule of investments — April 30, 2009 (unaudited)

Security description	Face amount(1)		Value ($)
Corporate notes—(continued)
Financial services—(concluded)
Morgan Stanley MTN
6.000%, due 04/28/15	6,900,000		6,517,837
SLM Corp.
1.520%, due 03/15/11(3)	2,600,000		1,936,485
			28,051,566
Insurance—1.59%
American International Group
8.175%, due 05/15/58(3),(4)	6,400,000		736,339
8.250%, due 08/15/18(4)	5,700,000		2,004,120
8.625%, due 05/22/38(3),(5)	GBP	1,600,000	76,926
American International Group, Inc. MTN
4.000%, due 09/20/11	1,500,000		638,575
Metropolitan Life Global Funding I
1.278%, due 05/17/10(3),(4)	500,000		468,540
Progressive Corp.
6.700%, due 06/15/37(3)	2,800,000		1,386,708
Prudential Financial, Inc. MTN
6.000%, due 12/01/17	6,000,000		4,220,064
			9,531,272
Media—0.83%
Echostar DBS Corp.
7.000%, due 10/01/13	400,000		382,000
Historic TW, Inc.
9.125%, due 01/15/13	1,400,000		1,493,215
Time Warner, Inc.
5.500%, due 11/15/11	3,000,000		3,079,893
			4,955,108
Oil refining—0.04%
Valero Energy Corp.
6.625%, due 06/15/37	300,000		237,528

Oil services—1.93%
Cameron International Corp.
6.375%, due 07/15/18	8,400,000		7,363,054
El Paso Corp.
7.000%, due 06/15/17	1,700,000		1,527,343
Gaz Capital (Gazprom)
7.288%, due 08/16/37(4)	2,600,000		1,755,000
Suncor Energy, Inc.
6.100%, due 06/01/18	1,000,000		889,409
			11,534,806
Retail—0.70%
Kroger Co.
6.400%, due 08/15/17	1,200,000		1,249,069
Macy’s Retail Holdings, Inc.
8.875%, due 07/15/15(2),(7)	3,100,000		2,916,576
			4,165,645

UBS PACE Select Advisors Trust

UBS PACE Strategic Fixed Income Investments

Schedule of investments — April 30, 2009 (unaudited)

Security description	Face amount(1)	Value ($)
Corporate notes—(concluded)
Telecommunication services—0.61%
Telefonica Emisones SAU
1.588%, due 06/19/09(3)	2,800,000	2,798,790
Verizon North, Inc.
5.634%, due 01/01/21(5),(11)	1,000,000	875,690
		3,674,480
Tobacco—0.20%
Reynolds American, Inc.
7.250%, due 06/15/37	1,600,000	1,205,723
Total corporate notes (cost—$254,745,409)		207,675,385

Loan assignments(3)—2.18%
Diversified financials—0.85%
Chrysler Financial Term Loan
4.460%, due 08/03/12	6,283,159	4,356,302
First Data Corp. B2 Loan
3.178%, due 09/24/14	56,479	40,986
3.190%, due 09/24/14	930,990	675,610
		5,072,898
Electric utilities—0.49%
NRG Energy, Inc. Term Loan
1.120%, due 06/23/10	1,208,715	1,122,340
NRG Energy, Inc. Term Loan B
2.720%, due 02/01/13	1,980,557	1,839,027
		2,961,367
Forest products—0.24%
Koch Forest Products, Inc.
2.428%, due 12/20/12	98,344	91,337
3.293%, due 12/20/12	1,416,666	1,315,729
		1,407,066
Health care—0.30%
Community Health Systems, Inc. Term Loan
2.678%, due 07/30/16	65,526	58,916
3.506%, due 07/25/14	853,666	767,557
Community Health Systems, Inc. Term Loan B
2.678%, due 07/25/14	46,909	42,177
HCA, Inc. Loan
3.470%, due 11/16/13	1,016,953	915,766
		1,784,416
Media—0.30%
Cablevision Term Loan B
2.198%, due 03/30/13	1,971,383	1,821,065

Total loan assignments (cost—$15,048,753)		13,046,812

UBS PACE Select Advisors Trust

UBS PACE Strategic Fixed Income Investments

Schedule of investments — April 30, 2009 (unaudited)

Security description	Face amount(1)		Value ($)
Non-US government obligations—4.51%
Federal Republic of Brazil
10.250%, due 01/10/28	BRL	18,000,000	7,325,773
Ontario Province
5.000%, due 12/01/38	CAD	6,300,000	5,175,471
6.500%, due 03/08/29	CAD	3,400,000	3,367,006
8.500%, due 12/02/25	CAD	9,600,000	11,158,542
Total non-US government obligations (cost—$29,910,329)			27,026,792

Municipal bonds and notes—3.95%
Education—1.56%
California Educational Facilities Authority Revenue (Clairmont McKenna College)
5.000%, due 01/01/38	200,000		201,384
Clark County School District, Limited Tax (Building), Series A
5.000%, due 06/15/19	300,000		316,839
Keller Independent School District School Building (PSF-GTD)
4.750%, due 08/15/30	1,300,000		1,308,775
Los Angeles Unified School District Refunding, Series A-1 (MBIA Insured)
4.500%, due 07/01/25	3,200,000		3,019,552
4.500%, due 01/01/28	3,800,000		3,470,198
New York City Transitional Finance Authority Building Aid Revenue Fiscal 2008, Series S-1
5.000%, due 01/15/25	100,000		100,343
Will County Community High School District No. 210 Lincoln-Way (Capital Appreciation) (FSA Insured)
4.980%, due 01/01/21(12)	1,600,000		891,008
			9,308,099
General obligation—0.43%
California State
6.000%, due 04/01/38	1,100,000		1,137,268
California State Build America Bonds
7.500%, due 04/01/34	1,400,000		1,448,174
			2,585,442
Tobacco—0.79%
Buckeye Tobacco Settlement Financing Authority (Asset Backed Series Turbo), Series A-2
5.875%, due 06/01/47	500,000		279,410
Tobacco Settlement Funding Corp., Louisiana, Series 2001-B
5.875%, due 05/15/39	1,075,000		747,404
Tobacco Settlement Funding Corp., Rhode Island, Series A
6.250%, due 06/01/42	200,000		147,560

UBS PACE Select Advisors Trust

UBS PACE Strategic Fixed Income Investments

Schedule of investments — April 30, 2009 (unaudited)

Security description	Face amount(1)	Value ($)
Municipal bonds and notes—(concluded)
Tobacco—(concluded)
Tobacco Settlement Revenue Management Authority, South Carolina Tobacco Settlement Revenue, Series B (Escrowed to Maturity)
6.375%, due 05/15/30	3,030,000	3,583,278
		4,757,652
Utilities—1.17%
New York City Municipal Finance Authority Water & Sewer Systems Revenue, Second Generation Resolution, Series AA
5.000%, due 06/15/37	2,800,000	2,770,656
New York City Municipal Finance Authority Water & Sewer Systems Revenue, Series D
4.750%, due 06/15/38	3,200,000	3,040,224
New York City Municipal Water Finance Authority Water & Sewer Revenue Fiscal 2008, Series A
5.000%, due 06/15/38	800,000	790,280
New York City Municipal Water Finance Authority Water & Sewer Revenue, Series DD
5.000%, due 06/15/37	100,000	98,952
Salt River Project Agriculture Improvement & Power District Electric Systems Revenue, Series A
5.000%, due 01/01/38	300,000	303,132
		7,003,244
Total municipal bonds and notes (cost—$23,625,208)		23,654,437

	Number of [s]hares
Preferred stock(13)—0.66%
Commercial banks—0.66%
Wells Fargo & Co. (cost—$3,810,820)	6,400	3,955,200

	Face amount(1)
Short-term US government obligations(14)—0.51%
US Treasury Bills
0.187%, due 05/07/09	2,740,000	2,739,936
0.195%, due 05/07/09	310,000	309,991
Total short-term US government obligations (cost—$3,049,927)		3,049,927

Repurchase agreement—5.18%
Repurchase agreement dated 04/30/09 with State Street Bank & Trust Co., 0.010% due 05/01/09, collateralized by $31,615,318 US Treasury Bills, zero coupon due 08/20/09 to 08/27/09; (value—$31,605,833); proceeds: $30,985,009 (cost—$30,985,000)	30,985,000	30,985,000

Investments of cash collateral from securities loaned—4.27%
Money market fund(15)—4.27%
UBS Private Money Market Fund LLC(16)
0.046% (cost—$25,578,415)	25,578,415	25,578,415
Total investments (cost—$749,013,584)(17)—112.27%		671,934,762
Liabilities in excess of other assets—(12.27)%		(73,418,014)
Net assets—100.00%		598,516,748

UBS PACE Select Advisors Trust

UBS PACE Strategic Fixed Income Investments

Schedule of investments — April 30, 2009 (unaudited)

Aggregate cost for federal income tax purposes, which was substantially the same for book purposes, was $749,013,584; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$11,422,878
Gross unrealized depreciation	(88,501,700)
Net unrealized depreciation	$(77,078,822)

*

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the U.S. Treasury guaranteed the debt issued by those organizations.

#	Security is being fair valued by a valuation committee under the direction of the board of trustees.
(1)	In US Dollars unless otherwise indicated.
(2)	Security, or portion thereof, was on loan at April 30, 2009.
(3)	Floating rate security. The interest rate shown is the current rate as of April 30, 2009.
(4)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 8.04% of net assets as of April 30, 2009, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(5)	Illiquid securities representing 2.05% of net assets as of April 30, 2009.
(6)	Inverse variable rate security. The interest rate shown is the current rate as of April 30, 2009.
(7)	Step-up bond that converts to the noted fixed rate at a designated future date.
(8)	Bond interest in default.
(9)	Variable rate security. The interest rate shown is the current rate as of April 30, 2009, and resets at the next call date.
(10)	Perpetual bond security. The maturity date reflects the next call date.
(11)

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security, which represents 0.15% of net assets as of April 30, 2009, is considered illiquid and restricted (see table below for more information).

Illiquid and restricted security	Acquisition date	Acquisition cost ($)	Acquisition cost as a percentage of net assets (%)	Value at 04/30/09 ($)	Value as a percentage of net assets (%)
Verizon North, Inc.
5.634%, 01/01/21	04/25/03	1,000,000	0.17	875,690	0.15

(12)	Zero coupon bond; interest rate represents annualized yield at date of purchase.
(13)	Non cumulative preferred stock. Convertible until 12/31/49.
(14)	Rates shown are the discount rates at date of purchase.
(15)	Rate shown reflects yield at April 30, 2009.
(16)	The table below details the Portfolios’s transaction activity in an affiliated issuer for the nine months ended April 30, 2009.

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for
		nine months	nine months		the nine months
	Value at	ended	ended	Value at	ended
Security description	07/31/08 ($)	04/30/09 ($)	04/30/09 ($)	04/30/09 ($)	04/30/09 ($)
UBS Private Money Market Fund LLC	4,558,411	228,311,112	207,291,108	25,578,415	52,025

(17)	Includes $25,128,688 of investments in securities on loan, at value.

UBS PACE Select Advisors Trust

UBS PACE Strategic Fixed Income Investments

Schedule of investments — April 30, 2009 (unaudited)

ARM	Adjustable Rate Mortgage — The interest rate shown is the current rate as of April 30, 2009.
BRL	Brizilian Real
CAD	Canadian Dollar
COFI	Cost of Funds Index
EUR	Euro
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance
GBP	Great Britain Pound
GMAC	General Motors Acceptance Corporation
GNMA	Government National Mortgage Association
GS	Goldman Sachs
GTD	Guaranteed
MBIA	Municipal Bond Investors Assurance
MTN	Medium Term Note
PSF	Permanent School Fund
REMIC	Real Estate Mortgage Investment Conduit
TBA

(To Be Announced) Security is purchased on a forward commitment basis with an approximate principal amount (generally +/- 1.0%) and no definite maturity date.  The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

TIPS

Treasury inflation protected securities (“TIPS”) are debt securities issued by the US Treasury whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the TIPS is fixed, while the principal value rises or falls based on changes in a published Consumer Price Index (“CPI”). Thus, if inflation occurs, the principal and interest payments on TIPS are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the TIPS principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the TIPS generally pay lower interest rates than typical US Treasury securities. Only if inflation occurs will TIPS offer a higher real yield than a conventional Treasury bond of the same maturity.

UBS PACE Select Advisors Trust

UBS PACE Strategic Fixed Income Investments

Schedule of investments — April 30, 2009 (unaudited)

Written options

Number of contracts (000)			Expiration dates	Premiums received ($)	Current value ($)	Unrealized appreciation (depreciation) ($)
		Call options written
0	(18)	US Treasury Note 10 Year Futures, strike @ $128	05/22/09	2,319	313	2,006

		Put options written
1		US Treasury Note 10 Year Futures, strike @ $119	05/22/09	21,806	35,156	(13,350)
24,000		3 Month LIBOR(19) Interest Rate Swap, strike @ 2.750%(5)	05/22/09	199,200	68,400	130,800
15,000		3 Month LIBOR(19) Interest Rate Swap, strike @ 2.750%(5)	05/22/09	119,250	42,900	76,350
8,000		3 Month LIBOR(19) Interest Rate Swap, strike @ 3.100%(5)	05/22/09	24,000	34,000	(10,000)
				364,256	180,456	183,800
				366,575	180,769	185,806

(18)	Amount represents less than 500 contracts.
(19)	3 Month LIBOR (USD on London Interbank Offered Rate) at April 30, 2009 was 1.016%.

Witten option activity for the nine months ended April 30, 2009 was as follows:

	Number of contracts (000)	Amounts of premiums received ($)
Options outstanding at July 31, 2008	90,601	3,401,543
Options written	74,001	775,896
Options terminated in closing purchase transactions	(90,601)	(2,975,378)
Options expired prior to exercise	(27,001)	(835,486)
Options outstanding at April 30, 2009	47,000	366,575

Futures contracts(20)

						Unrealized
Number of			Expiration		Current	appreciation
contracts	Currency	Buy contracts	dates	Cost ($)	value ($)	(depreciation)($)
101	GBP	90 Day Sterling Interest Rate Futures	September 2010	18,236,288	18,275,574	39,286
413	GBP	90 Day Sterling Interest Rate Futures	December 2010	74,374,786	74,486,019	111,233
248	GBP	90 Day Sterling Interest Rate Futures	March 2011	44,530,159	44,612,843	82,684
79	USD	90 Day Euro Dollar Futures	June 2010	19,448,812	19,439,925	(8,887)
79	USD	90 Day Euro Dollar Futures	September 2010	19,415,238	19,391,538	(23,700)
187	USD	90 Day Euro Dollar Futures	December 2010	45,828,362	45,763,575	(64,787)
549	USD	90 Day Euro Dollar Futures	March 2011	134,244,425	134,024,625	(219,800)
				356,078,070	355,994,099	(83,971)

		Sale contracts		Proceeds ($)
53	GBP	90 Day Sterling Futures	December 2009	14,725	—	14,725
						(69,246)

(20)	Restricted cash of $1,610,200 has been delivered to broker as initial margin for futures contracts.

UBS PACE Select Advisors Trust

UBS PACE Strategic Fixed Income Investments

Schedule of investments — April 30, 2009 (unaudited)

Forward foreign currency contracts

					Unrealized
	Contracts to	In		Maturity	appreciation
	deliver	exchange for		dates	(depreciation)($)
Brazilian Real	9,283,748	USD	3,857,354	06/02/09	(351,100)
Brazilian Real	20,136,216	USD	8,564,958	06/02/09	(563,073)
Canadian Dollar	2,074,000	USD	1,689,372	06/08/09	(48,937)
Chinese Yaun Renminbi	250,105	USD	34,381	07/15/09	(2,394)
Chinese Yaun Renminbi	103,000	USD	14,184	07/15/09	(960)
Chinese Yaun Renminbi	105,000	USD	14,529	07/15/09	(910)
Chinese Yaun Renminbi	106,000	USD	14,642	07/15/09	(944)
Chinese Yaun Renminbi	23,146,105	USD	3,488,713	07/15/09	85,388
Euro	221,000	USD	293,864	05/14/09	1,468
Euro	3,778,000	USD	5,002,776	05/14/09	4,259
Great Britain Pound	160,000	USD	236,986	05/21/09	294
Great Britain Pound	537,000	USD	788,327	05/21/09	(6,070)
Great Britain Pound	9,264,000	USD	13,647,030	05/21/09	(57,420)
Japanese Yen	10,640,000	USD	109,522	05/07/09	1,634
Japanese Yen	29,573,000	USD	298,175	05/07/09	(1,693)
Japanese Yen	78,579,000	USD	782,623	05/07/09	(14,162)
Japanese Yen	10,640,000	USD	109,605	06/04/09	1,675
Mexican Peso	1,214,500	USD	82,751	05/19/09	(4,987)
Mexican Peso	114,205,400	USD	8,175,685	05/19/09	(74,747)
Mexican Peso	70,039,900	USD	4,897,039	11/27/09	(15,065)
Philippine Peso	60,371,500	USD	1,138,011	05/06/09	(110,274)
Philippine Peso	3,000,000	USD	62,073	12/24/10	43
Russian Ruble	156,287,460	USD	5,406,000	05/06/09	686,949
Singapore Dollar	5,359,714	USD	3,521,494	07/30/09	(98,345)
Singapore Dollar	367,716	USD	257,847	12/24/10	9,222
Taiwan Dollar	2,566,800	USD	77,853	05/08/09	177
Taiwan Dollar	330,407	USD	9,854	08/10/09	(290)
Taiwan Dollar	429,823	USD	12,777	08/10/09	(420)
Taiwan Dollar	869,310	USD	26,000	08/10/09	(690)
Taiwan Dollar	926,750	USD	27,500	08/10/09	(954)
United States Dollar	75,076	AUD	106,000	05/07/09	1,944
United States Dollar	293,841	AUD	413,000	05/07/09	6,245
United States Dollar	1,800,000	BRL	4,107,600	06/02/09	62,033
United States Dollar	991,000	CNY	6,366,004	07/15/09	(54,961)
United States Dollar	894,000	CNY	5,747,615	07/15/09	(48,887)
United States Dollar	1,800,000	CNY	11,596,500	07/15/09	(94,883)
United States Dollar	271,644	EUR	206,000	05/14/09	906
United States Dollar	529,546	GBP	360,000	05/21/09	3,011
United States Dollar	9,240,360	GBP	6,233,000	05/21/09	(19,739)
United States Dollar	412,000	JPY	38,737,723	05/07/09	(19,202)
United States Dollar	919,918	JPY	89,037,000	05/07/09	(17,089)
United States Dollar	1,195,818	MXN	17,270,000	05/19/09	51,802
United States Dollar	1,944,992	MXN	28,110,000	05/19/09	85,732
United States Dollar	5,042,469	MXN	70,039,900	05/19/09	17,356
United States Dollar	37,135	PHP	1,825,200	05/06/09	604
United States Dollar	280,000	PHP	13,580,000	05/06/09	790
United States Dollar	930,000	PHP	44,966,300	05/06/09	(244)
United States Dollar	67,024	PHP	3,000,000	12/24/10	(4,994)
United States Dollar	109,578	RUB	3,643,460	05/06/09	435
United States Dollar	6,255,261	RUB	152,644,000	05/06/09	(1,646,223)
United States Dollar	1,651,862	SGD	2,488,200	07/30/09	28,616
United States Dollar	1,950,000	SGD	2,862,210	07/30/09	(16,923)
United States Dollar	266,499	SGD	367,716	12/24/10	(17,875)
United States Dollar	9,807	TWD	330,407	05/08/09	191
United States Dollar	12,724	TWD	429,823	05/08/09	283
United States Dollar	26,000	TWD	875,420	05/08/09	492
United States Dollar	27,500	TWD	931,150	05/08/09	678
					(2,242,228)

Currency type abbreviations:

AUD	Australian Dollar
BRL	Brazilian Real
CNY	Chinese Yuan Renminbi
EUR	Euro
GBP	Great Britain Pound
JPY	Japanese Yen
MXN	Mexican Peso
PHP	Philippine Peso
RUB	Russian Ruble
SGD	Singapore Dollar
TWD	Taiwan Dollar
USD	United States Dollar

UBS PACE Select Advisors Trust

UBS PACE Strategic Fixed Income Investments

Schedule of investments — April 30, 2009 (unaudited)

Interest rate swaps

				Rate type
Counterparty	Notional amount (000)		Termination dates	Payments made by the Portfolio (%)		Payments received by the Portfolio (%)		Upfront payments received (made) ($)	Value ($)	Unrealized appreciation (depreciation) ($)
Barclays Bank PLC	BRL	10,100	01/02/12	10.120	(21)	13.845		(9,878)	237,715	227,837
Barclays Bank PLC	BRL	57,400	01/02/12	10.120	(21)	18.000		88,531	3,391,537	3,480,068
Barclays Bank PLC	EUR	2,400	03/15/12	—	(22)	1.948		(1,765)	71,005	69,240	(5)
Barclays Bank PLC	GBP	6,100	03/18/14	1.658	(23)	5.000		23,462	813,449	836,911
Citigroup	MXN	72,100	01/31/19	6.248	(24)	8.660		(103,296)	326,180	222,884
Deutsche Bank AG	AUD	14,400	06/15/14	3.700	(25)	4.000		74,321	(281,363)	(207,042	)(5)
Deutsche Bank AG	CAD	17,100	12/20/13	4.250		0.850	(26)	556,580	(1,562,047)	(1,005,467)
Deutsche Bank AG	GBP	3,400	03/18/14	1.658	(23)	5.000		(67,742)	453,398	385,656
HSBC Bank USA NA	MXN	74,900	01/31/19	6.248	(24)	8.660		(85,754)	338,848	253,094
Merrill Lynch	CAD	15,000	12/20/13	4.250		0.850	(26)	3,013	(1,370,216)	(1,367,203)
Royal Bank of Scotland PLC	GBP	400	03/18/14	1.658	(23)	5.000		(39,911)	53,341	13,430
Royal Bank of Scotland PLC	USD	186,400	06/17/11	1.016	(19)	4.000		(1,847,508)	8,958,069	7,110,561
								(1,409,947)	11,429,916	10,019,969

(21)

At the maturity date, the Portfolio will make or receive a payment depending on the movement of the Brazil CETIP (Central of Custody and Settlement of Private Bonds) Interbank Deposit Rate versus the fixed rate set at inception of the swap.

(22)	At the maturity date, the Portfolio will make or receive a payment depending on the movement of the France CPI Excluding Tobacco Index, versus the rate set at the inception of the swap.
(23)	Rate based on 6 Month LIBOR (GBP on Interbank Offered Rate).
(24)	Rate based on Mexican 28-day TIIE, Tasa de Interes Interbancoria de Equilibro (Interbank Equilibrium Interest Rate).
(25)	Rate based on 6 Month LIBOR (AUD on Interbank Offered Rate).
(26)	Rate based on 3 Month LIBOR (CAD on Interbank Offered Rate).

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	Great Britain Pound
MXN	Mexican Peso
USD	United States Dollar

Credit default swaps on corporate issues—buy protection(27)

				Rate type
Counterparty	Notional amount (000)		Termination dates	Payments made by the Portfolio (%)		Payments received by the Portfolio (%)		Upfront payments made ($)	Value ($)	Unrealized appreciation (depreciation) ($)
Barclays Bank PLC	USD	400	09/20/13	0.790	(28)	0.000	(29)	—	9,848	9,848
Barclays Bank PLC	USD	3,100	09/20/13	0.770	(28)	0.000	(29)	—	78,827	78,827
Barclays Bank PLC	USD	3,100	09/20/15	7.150	(28)	0.000	(30)	—	(836,893)	(836,893)
BNP Paribas	USD	1,400	09/20/13	0.790	(28)	0.000	(29)	—	34,466	34,466
Citigroup	USD	5,000	12/20/11	2.470	(28)	0.000	(31)	—	7,364	7,364
Citigroup	USD	5,000	06/20/13	2.910	(28)	0.000	(32)	—	(95,014)	(95,014)
Citigroup	USD	1,300	12/20/13	3.400	(28)	0.000	(33)	—	(98,211)	(98,211)
Credit Suisse First Boston	USD	1,400	03/20/13	1.450	(28)	0.000	(34)	—	(31,098)	(31,098)
Deutsche Bank AG	USD	1,200	09/20/17	0.775	(28)	0.000	(35)	—	1,026	1,026
Deutsche Bank AG	USD	3,200	12/20/17	1.020	(28)	0.000	(36)	—	285,057	285,057
Deutsche Bank AG	USD	1,000	06/20/18	1.370	(28)	0.000	(37)	(45,996)	134,795	88,799
Deutsche Bank AG	USD	8,400	09/20/18	0.820	(28)	0.000	(38)	—	866,872	866,872
								(45,996)	357,039	311,043

UBS PACE Select Advisors Trust

UBS PACE Strategic Fixed Income Investments

Schedule of investments — April 30, 2009 (unaudited)

(27)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of the particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(28)	Payments made are based on the notional amount.
(29)	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or by a restructuring event with respect to the Deutsche Bank AG London bond, 4.875%, due 05/20/13.
(30)	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or by a restructuring event with respect to the Macy’s Retail Holdings, Inc. bond, 8.875%, due 07/15/15.
(31)	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or by a restructuring event with respect to the Wachovia Corp. bond, 5.300%, due 10/15/11.
(32)	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or by a restructuring event with respect to the Wachovia Corp. bond, 5.500%, due 05/01/13.
(33)	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or by a restructuring event with respect to the Valero Energy Corp. bond, 8.750%, due 06/15/30.
(34)	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or by a restructuring event with respect to the Histroic TW, Inc. bond, 9.125%, due 01/15/13.
(35)	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or by a restructuring event with respect to the Kroger Co. bond, 6.400%, due 08/15/17.
(36)	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or by a restructuring event with respect to the Bank of America Corp. bond, 5.750%, due 12/01/17.
(37)	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or by a restructuring event with respect to the Merrill Lynch & Co. bond, 6.875%, due 04/25/18.
(38)	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or by a restructuring event with respect to the Cameron International Corp. bond, 6.375%, due 07/15/18.

Credit default swaps on corporate issues—sell protection(39)

	Notional			Rate type				Upfront		Unrealized
Counterparty	amount (000)		Termination dates	Payments made by the Portfolio (%)		Payments received by the Portfolio (%)		payments received ($)	Value ($)	appreciation (depreciation) ($)	Credit spread(40)
Banque Lehman Brothers SA	USD	1,000	12/20/12	0.000	(41)	2.870	(42)	—	(265,008)	(265,008)	14.50%
Barclays Bank PLC	USD	3,900	03/20/13	0.000	(43)	2.029	(42)	—	(505,414)	(505,414)	6.18%
Deutsche Bank AG	USD	300	09/20/11	0.000	(44)	1.500	(42)	—	(35,565)	(35,565)	7.25%
Deutsche Bank AG	USD	1,000	12/20/12	0.000	(41)	2.900	(42)	—	(264,323)	(264,323)	14.50%
Deutsche Bank AG	USD	3,000	03/20/13	0.000	(43)	2.073	(42)	—	(384,743)	(384,743)	6.18%
Citigroup	USD	1,800	03/20/14	0.000	(45)	5.000	(42)	88,920	(95,563)	(6,643)	6.44%
Royal Bank of Scotland PLC	USD	800	03/20/10	0.000	(46)	8.250	(42)	—	44,622	44,622	1.99%
								88,920	(1,505,994)	(1,417,074)

(39)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of the particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(40)

Credit spreads, where applicable, represented in absolute terms, utilized in determining the market value as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity.

(41)	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or by a restructuring event with respect to the SLM Corp. bond, 5.125%, due 08/27/12.
(42)	Payments received are based on the notional amount.
(43)	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or by a restructuring event with respect to the Metlife, Inc. bond, 5.000%, due 06/15/15.
(44)	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or by a restructuring event with respect to the General Electric Capital Corp. bond, 6.000%, due 06/15/12.
(45)	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or by a restructuring event with respect to the El Paso Corp. bond, 6.875%, due 06/15/14.
(46)	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or by a restructuring event with respect to the Bear Stearns Corp. bond, 5.300%, due 10/30/15.

USD	United States Dollar

UBS PACE Select Advisors Trust

UBS PACE Strategic Fixed Income Investments

Schedule of investments — April 30, 2009 (unaudited)

On August 1, 2008, the Portfolio adopted the Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Portfolio’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical investments.

Level 2 - Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3 - Unobservable inputs inclusive of the Portfolio’s own assumptions in determining the value of investments.

The following is a summary of the inputs used as of April 30, 2009 in valuing the Portfolio’s investments:

	Quoted prices in active markets for identical investments (Level 1) ($)	Significant other observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Investments, at value	—	669,739,578	2,195,184	671,934,762
Other financial instruments(47)	(80,590)	6,868,860	—	6,788,270
Total	(80,590)	676,608,438	2,195,184	678,723,032

The following is a rollforward of the Portfolio’s investments that used unobservable inputs (Level 3) during the nine months ended April 30, 2009.

Investments, at value ($)
Beginning balance at 07/31/08	2,422,355
Net purchases/(sales)	(129,235)
Accrued discounts/(premiums)	(1,508)
Total realized gain/(loss)	(1,774)
Total unrealized appreciation/(depreciation)	(94,654)
Net transfers in/(out) of Level 3	0
Ending balance at 04/30/09	2,195,184

(47)	Other financial instruments include open futures contracts, swap contracts, written options and forward foreign currency contracts.

In April 2009, the FASB issued FASB Staff Position No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”). FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157, when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the Portfolio’s financial statement disclosures.

Issuer breakdown by country or territory of origin

Percentage of
total investments (%)
United States	89.3
Canada	3.1
Australia	2.7
France	1.3
Brazil	1.1
Spain	1.0
Japan	0.5
United Kingdom	0.4
Netherlands	0.3
Luxembourg	0.3
Total	100.0

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s semiannual report to shareholders dated January 31, 2009.

UBS PACE Select Advisors Trust

UBS PACE Municipal Fixed Income Investments

Schedule of investments — April 30, 2009 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—98.68%
Alaska—3.11%
Alaska Housing Finance Corp. General Housing Series C (MBIA Insured)
5.000%, due 12/01/13	1,110,000	1,226,217
Alaska Housing Finance Corp. Mortgage Series A-2
5.650%, due 12/01/10(1)	970,000	971,843
Alaska International Airports Revenue Refunding Series A (MBIA Insured)
5.500%, due 10/01/15(1)	3,500,000	3,591,735
North Slope Boro Series A (MBIA Insured)
5.000%, due 06/30/16	2,000,000	2,269,940
Northern Tobacco Securitization Corp. Alaska Tobacco Settlement Asset-Backed Bonds
4.750%, due 06/01/15	205,000	205,750
Series A,
4.625%, due 06/01/23	885,000	760,498
		9,025,983
Arizona—1.27%
Arizona State Transportation Board Excise Tax Revenue Maricopa County Regional Area Road Fund
5.000%, due 07/01/15	2,000,000	2,269,460
San Manuel Entertainment Series 04-C
4.500%, due 12/01/16(2)	1,800,000	1,422,198
		3,691,658
Arkansas—0.00%
Springdale Residential Housing Mortgage Series A (FNMA Collateralized)
7.650%, due 09/01/11	1,703	1,744

California—6.30%
California State
5.000%, due 03/01/17	2,000,000	2,142,080
5.000%, due 08/01/19	3,000,000	3,130,590
5.500%, due 04/01/21	3,000,000	3,191,610
California Statewide Communities Development Authority Pollution Control Revenue Refunding Southern California Edison Company Series A (Mandatory Put 04/01/13 @ 100) (XL Capital Insured)
4.100%, due 04/01/28	1,000,000	994,610
California Statewide Communities Development Authority Revenue St. Joseph Series F (FSA Insured)
5.250%, due 07/01/18	1,500,000	1,632,450
Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue Asset-Backed Senior Series A-1
4.500%, due 06/01/27	6,400,000	5,166,656
Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue Enhanced Asset-Backed Series A (AMBAC Insured)
5.000%, due 06/01/20	1,200,000	1,142,976

UBS PACE Select Advisors Trust

UBS PACE Municipal Fixed Income Investments

Schedule of investments — April 30, 2009 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
California—(concluded)
Sacramento Utility District Electric Revenue, White Rock Project (Escrowed to Maturity)
6.750%, due 03/01/10	100,000	104,335
6.800%, due 05/01/10	95,000	97,744
Tobacco Securitization Authority Northern California Tobacco Settlement Revenue Asset-Backed Bonds Series A-1
4.750%, due 06/01/23	895,000	695,782
		18,298,833
Delaware—0.61%
Delaware State Series 2009B
5.000%, due 01/01/17	1,500,000	1,759,050

District of Columbia—0.36%
Metropolitan Airport Authority System Refunding Series A (FGIC Insured)
5.750%, due 10/01/14(1)	1,000,000	1,051,780

Florida—6.91%
Citizens Property Insurance Corp. Refunding Senior Secured High Risk Account Series A (MBIA Insured)
5.000%, due 03/01/14	2,000,000	2,023,140
Florida Department of Children’s & Family Services Certificates of Participation (Florida Civil Commitment Center) (MBIA Insured)
5.000%, due 04/01/14	1,065,000	1,171,851
Florida State Municipal Power Agency Revenue All Requirements Power Series A
5.250%, due 10/01/20	1,555,000	1,640,494
5.250%, due 10/01/21	2,000,000	2,076,700
Gainesville Utilities Systems Revenue Series B
6.500%, due 10/01/12	1,795,000	2,058,093
Miami-Dade County Water & Sewer Revenue Refunding Series C
5.250%, due 10/01/18	2,000,000	2,192,080
Miami-Dade County Water & Sewer Revenue Refunding Systems Series B (FSA Insured)
5.250%, due 10/01/18	2,500,000	2,766,950
Orlando & Orange County Expressway Authority Expressway Revenue Junior Lien (MBIA-IBC/FGIC Insured)
8.250%, due 07/01/16	2,595,000	3,328,607
Tampa Utilities Tax & Special Revenue Refunding Series B (AMBAC Insured)
5.750%, due 10/01/15	1,000,000	1,138,180
Tampa-Hillsborough County Expressway Authority Revenue (AMBAC Insured)
5.000%, due 07/01/14	1,535,000	1,659,151
		20,055,246

UBS PACE Select Advisors Trust

UBS PACE Municipal Fixed Income Investments

Schedule of investments — April 30, 2009 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Georgia—2.07%
De Kalb County Water & Sewer Revenue Refunding Series B
5.250%, due 10/01/24	2,000,000	2,285,580
Fulton De Kalb Hospital Authority Hospital Revenue Refunding Certificates (FSA Insured)
5.250%, due 01/01/15	2,000,000	2,234,360
Henry County School District Series A
6.450%, due 08/01/11	600,000	634,716
Main Street Natural Gas, Inc. Gas Project Revenue Series B
5.000%, due 03/15/15	1,000,000	863,550
		6,018,206
Guam—0.34%
Guam Education Financing Foundation Certificates of Participation, Guam Public Schools Project Series A
5.000%, due 10/01/12	1,000,000	987,920

Hawaii—0.36%
Hawaii State Harbor Systems Revenue Series A (FSA Insured)
5.000%, due 01/01/13(1)	1,000,000	1,036,520

Idaho—0.21%
Idaho Housing & Finance Association Single-Family Mortgage
Series G-2, Class III	440,000	455,356
5.950%, due 07/01/19(1)
Subseries D-3
5.150%, due 07/01/13(1)	135,000	136,463
		591,819
Illinois—6.73%
Belleville St. Clair County (Escrowed to Maturity) (MGIC Insured)
7.250%, due 11/01/09	75,000	77,542
Cook County Forest Preservation District (AMBAC Insured)
5.000%, due 11/15/19	5,180,000	5,581,657
Illinois Development Finance Authority Revenue DePaul University Series C
5.500%, due 10/01/13	1,000,000	1,094,060
Illinois Development Finance Authority Revenue Refunding Community Rehabilitation Providers Series A
5.900%, due 07/01/09	585,000	585,076
Illinois Development Finance Authority Revenue School District Program School District No. U-46 (FSA Insured)
5.150%, due 01/01/19	2,000,000	2,246,800
Illinois Educational Facilities Authority Revenue Evangelical Hospital Series A (Escrowed to Maturity)
6.750%, due 04/15/17	660,000	803,425

UBS PACE Select Advisors Trust

UBS PACE Municipal Fixed Income Investments

Schedule of investments — April 30, 2009 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Illinois—(concluded)
Illinois Health Facilities Authority Revenue University of Chicago Hospital & Health (MBIA Insured)
5.000%, due 08/15/12	2,000,000	2,109,600
Illinois Municipal Electric Agency Power Supply Refunding Series C (FGIC Insured)
5.000%, due 02/01/16	1,200,000	1,316,436
Regional Transportation Authority Series A (FSA Insured)
5.750%, due 06/01/18	3,000,000	3,491,940
Springfield Electric Revenue Senior Lien Electric
5.000%, due 03/01/16	2,000,000	2,216,800
		19,523,336
Indiana—0.45%
Indiana University Revenues Student Fees Series S
5.000%, due 08/01/19	1,185,000	1,315,303

Iowa—1.24%
Iowa Finance Authority Revenue Revolving Fund
5.250%, due 02/01/14	3,310,000	3,603,134

Kentucky—0.54%
Louisville & Jefferson County Regional Airport Authority Airport Systems Revenue Series A (FSA Insured)
5.750%, due 07/01/13(1)	1,505,000	1,565,742

Louisiana—2.00%
Jefferson Parish Home Mortgage Authority Single-Family Mortgage Revenue Series A (GNMA/FNMA and FHA/VA/USDA Mortgages Insured)
5.125%, due 06/01/26(1)	1,090,000	1,086,621
Louisiana Public Facilities Authority Revenue Hurricane Recovery Project (AMBAC Insured)
5.000%, due 06/01/15	2,880,000	3,033,015
New Orleans Aviation Board Revenue New Orleans Aviation Series B2 Refunding (FSA Insured)
5.000%, due 01/01/12(1)	1,655,000	1,695,150
		5,814,786
Maryland—1.77%
Maryland Community Development Administration Department Housing & Community Development Series D
4.650%, due 09/01/22(1)	3,000,000	2,853,600
Maryland State & Local Facilities Lien First Series
5.000%, due 08/01/15	2,000,000	2,284,840
		5,138,440

UBS PACE Select Advisors Trust

UBS PACE Municipal Fixed Income Investments

Schedule of investments — April 30, 2009 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Massachusetts—5.29%
Massachusetts Bay Transportation Authority Massachusetts Sales Tax Revenue
Series A
5.000%, due 07/01/22	2,000,000	2,263,420
Series B
5.250%, due 07/01/21	6,000,000	7,026,480
Massachusetts Health & Educational Facilities Authority Revenue Massachusetts Institute of Technology Series M
5.250%, due 07/01/29	1,000,000	1,119,980
Massachusetts Health & Educational Facilities Authority Revenue Partners Healthcare Systems Series G-5
5.000%, due 07/01/19	1,000,000	1,042,140
Massachusetts State Development Finance Agency Solid Waste Disposal Revenue Waste Management Income Project
5.450%, due 06/01/14(1)	2,000,000	1,910,980
Massachusetts State Housing Finance Agency Series D
3.900%, due 12/01/17(1)	2,000,000	1,996,060
		15,359,060
Michigan—2.44%
Detroit Sewer Disposal Revenue Second Lien Series D-2 (Mandatory Put 01/01/12 @ 100) (MBIA Insured)
5.500%, due 07/01/32(3)	2,000,000	2,016,600
Detroit Sewer Disposal Revenue Senior Lien Series A (FSA Insured)
5.250%, due 07/01/19	2,500,000	2,638,950
Michigan State Housing Development Authority Series A
4.550%, due 12/01/14(1)	2,395,000	2,439,858
		7,095,408
Minnesota—0.01%
Moorhead Residential Mortgage (Escrowed to Maturity) (FHA/VA Insured)
7.100%, due 08/01/11	20,000	21,672

Missouri—3.56%
Missouri State Health & Educational Facilities Authority Health Facilities Revenue St. Lukes Health Systems Series A (FSA Insured)
5.000%, due 11/15/16	2,000,000	2,141,840
5.000%, due 11/15/17	2,500,000	2,665,175
Missouri State Highways & Transit Commission State Road Revenue Second Lien
5.000%, due 05/01/16	2,000,000	2,323,140
Springfield Public Building Corp. Leasehold Revenue Springfield Branson Airport Series B (AMBAC Insured)
5.000%, due 07/01/13(1)	2,075,000	2,130,174

UBS PACE Select Advisors Trust

UBS PACE Municipal Fixed Income Investments

Schedule of investments — April 30, 2009 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Missouri—(concluded)
St. Louis Airport Revenue Lambert International Airport Series A (FSA Insured)
5.000%, due 07/01/13	1,000,000	1,084,940
		10,345,269
Nevada—0.55%
Las Vegas Valley Water District Refunding & Improvement Series A
5.000%, due 02/01/17	1,500,000	1,603,185

New Jersey—0.70%
New Jersey Transportation Trust Fund Authority Transportation System Series B (AGC-ICC/FGIC Insured)
5.500%, due 12/15/20	1,500,000	1,672,560
Tobacco Settlement Financing Corp. Series 1-A
4.500%, due 06/01/23	425,000	357,047
		2,029,607
New York—5.87%
New York City Industrial Development Agency Special Facility Revenue Terminal One Group Association Project
5.000%, due 01/01/11(1)	4,000,000	3,984,560
New York City Transitional Finance Authority Revenue Refunding Future Tax Secured Series A
5.500%, due 11/01/26(3)	2,000,000	2,121,680
New York State Dorm Authority Lease Revenue Series B (Mandatory Put 07/01/13 @ 100) (XL Capital Insured)
5.250%, due 07/01/32(3)	1,500,000	1,592,565
New York State Dorm Authority State Personal Income Tax Revenue Education Series D
5.000%, due 03/15/15	2,500,000	2,822,550
New York State Urban Development Corp. Correctional & Youth Facilities Service (Pre-refunded with US Government Securities to 01/01/11 @ 100) Series A
5.500%, due 01/01/17	70,000	75,359
Port Authority of New York & New Jersey (FGIC Insured)
5.000%, due 10/01/13(1)	6,000,000	6,455,760
		17,052,474
North Carolina—0.39%
Iredell County Certificates of Participation Iredell County School Project (FSA Insured)
5.250%, due 06/01/15	1,000,000	1,137,400

UBS PACE Select Advisors Trust

UBS PACE Municipal Fixed Income Investments

Schedule of investments — April 30, 2009 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Ohio—2.28%
Buckeye Tobacco Settlement Financing Authority Asset-Backed Securities Turbo Series A-2
5.125%, due 06/01/24	2,880,000	2,260,915
Cleveland Waterworks Revenue Refunding First Mortgage Series G (MBIA Insured)
5.500%, due 01/01/13	2,265,000	2,332,950
Franklin County Revenue Refunding Trinity Health Credit Series A
5.000%, due 06/01/11	1,680,000	1,749,485
Ohio Housing Finance Agency Mortgage Revenue Residential Series B-2 (GNMA Collateralized)
5.350%, due 09/01/18(1)	275,000	279,582
		6,622,932
Oklahoma—0.74%
Oklahoma Department of Transportation Revenue Grant Anticipation Notes Series A
5.000%, due 09/01/13	1,000,000	1,115,170
Oklahoma Development Finance Authority Revenue St. John Health System
5.000%, due 02/15/16	1,000,000	1,038,700
		2,153,870
Pennsylvania—3.00%
Allegheny County Sanitation Authority Sewer Revenue (Pre-refunded with US Government Securities and a Repurchase Agreement to 12/01/10 @ 101) (MBIA Insured)
5.750%, due 12/01/15	800,000	861,200
Chester County Hospital Authority Revenue (Escrowed to Maturity)
7.500%, due 07/01/09	10,000	10,119
Lancaster Sewer Authority (Escrowed to Maturity)
6.000%, due 04/01/12	30,000	32,294
Pennsylvania Economic Development Financing Authority Resource Recovery Revenue Refunding Colver Project Series F (AMBAC Insured)
5.000%, due 12/01/12(1)	2,000,000	1,956,340
Pennsylvania State Higher Educational Facilties Authority Revenue University of Pennsylvania Series A
5.000%, due 09/01/17	1,150,000	1,327,928
Pennsylvania Third Series (FSA Insured)
5.000%, due 09/01/15	2,000,000	2,268,140
University of Pittsburgh of the Commonwealth System of Higher Education Capital Project Series B
5.500%, due 09/15/21	2,000,000	2,248,580
		8,704,601

UBS PACE Select Advisors Trust

UBS PACE Municipal Fixed Income Investments

Schedule of investments — April 30, 2009 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Puerto Rico—5.75%
Puerto Rico Commonwealth Government Development Bank Senior Notes
Series B
5.000%, due 12/01/14	1,500,000	1,465,050
Series C
5.250%, due 01/01/15(1)	1,000,000	944,580
Puerto Rico Commonwealth Highway & Transportation Authority Highway Revenue Refunding Series CC
5.000%, due 07/01/13	1,070,000	1,065,955
Puerto Rico Commonwealth Highway & Transportation Authority Transportation Revenue (Assured Guaranty FSA)
5.500%, due 07/01/25	2,000,000	2,114,420
Puerto Rico Commonwealth Refunding Public Improvement Series A
5.000%, due 07/01/13	1,000,000	996,220
Puerto Rico Commonwealth Refunding Series A (Mandatory Put 07/01/12 @ 100)
5.000%, due 07/01/30(3)	1,000,000	986,420
Puerto Rico Public Buildings Authority Revenue Guaranteed Refunding Government Facilities
Series J (Mandatory Put 07/01/12 @ 100) (Commonwealth GTD)
5.000%, due 07/01/28(3)	3,000,000	2,906,760
Series M (Commonwealth GTD)
5.750%, due 07/01/16	2,000,000	2,002,720
Puerto Rico Public Finance Corp. Refunding Commonwealth Appropriations Series A (Mandatory Put 02/01/12 @ 100) (Government Development Bank for Puerto Rico Insured)
5.750%, due 08/01/27(3)	4,250,000	4,213,408
		16,695,533
South Carolina—0.85%
Richland County School District No. 002 Series A
5.000%, due 02/01/21	2,000,000	2,252,120
South Carolina Housing Finance & Development Authority Mortgage Revenue Series A-2 (FSA Insured)
4.700%, due 07/01/20(1)	225,000	220,322
		2,472,442
South Dakota—0.86%
South Dakota Health & Educational Facilities Authority Revenue Refunding Prairie Lakes Health Care (ACA/CBI Insured)
5.450%, due 04/01/13	2,485,000	2,499,264

Tennessee—3.66%
Clarksville Natural Gas Acquisition Corp. Gas Revenue
5.000%, due 12/15/14	2,000,000	1,737,980
Metropolitan Government Nashville & Davidson County Water Sewer Revenue Cab Converter Refunding (FGIC/TCRs)
7.700%, due 01/01/12	6,450,000	7,001,539

UBS PACE Select Advisors Trust

UBS PACE Municipal Fixed Income Investments

Schedule of investments — April 30, 2009 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Tennessee—(concluded)
Tennessee Energy Acquisition Corp. Series A
5.000%, due 09/01/13	2,000,000	1,886,080
		10,625,599
Texas—19.55%
Aldine Independent School District School Building (PSF-GTD)
5.000%, due 02/15/19	1,435,000	1,640,707
Cypress-Fairbanks Independent School District Refunding (PSF-GTD)
5.000%, due 02/15/22	2,000,000	2,160,140
Cypress-Fairbanks Independent School District Schoolhouse (PSF-GTD)
5.000%, due 02/15/18	2,500,000	2,857,325
Dallas-Fort Worth International Airport Revenue Refunding & Improvement Series A (FGIC Insured)
5.750%, due 11/01/13(1)	2,000,000	2,063,860
Dickinson Independent School District Refunding Schoolhouse (PSF-GTD)
5.000%, due 02/15/23	1,920,000	2,032,109
Fort Worth Independent School District (PSF-GTD)
5.000%, due 02/15/15	2,000,000	2,296,440
Harris County Flood Control District Refunding Contract Series A
5.250%, due 10/01/18	2,000,000	2,350,320
Harris County Hospital District Revenue Refunding Senior Lien Series A (MBIA Insured)
5.000%, due 02/15/18	1,675,000	1,736,221
Houston Texas Airport Systems Revenue (Escrowed to Maturity)
7.600%, due 07/01/10	95,000	98,908
Houston Utilities Systems Revenue Refunding Combined First Lien Series A (FSA Insured)
5.250%, due 11/15/17	2,500,000	2,867,075
Katy Independent School District School Building Series A (PSF-GTD)
5.000%, due 02/15/14	2,000,000	2,217,200
Keller Independent School District Refunding (PSF-GTD)
5.000%, due 08/15/16	1,500,000	1,712,130
Klein Independent School District Refunding Schoolhouse Series A (PSF-GTD)
5.000%, due 08/01/19	1,530,000	1,750,029
Lower Colorado River Authority Refunding LCRA Transmission Services (BHAC Insured)
5.000%, due 05/15/20	1,765,000	1,942,789
Midlothian Development Authority Tax Increment Contract Revenue Refunding Series A (Radian Insured)
5.000%, due 11/15/14	560,000	534,419

UBS PACE Select Advisors Trust

UBS PACE Municipal Fixed Income Investments

Schedule of investments — April 30, 2009 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Texas—(concluded)
North East Independent School District School Building Series A (PSF-GTD)
5.000%, due 08/01/21	2,000,000	2,208,040
North Texas Health Facilities Development Corp. Hospital Revenue United Regional Health Care Systems (FSA Insured)
5.000%, due 09/01/21	1,450,000	1,481,335
5.000%, due 09/01/22	1,400,000	1,418,676
Pasadena Independent School District Refunding (PSF-GTD)
5.000%, due 02/15/19	2,000,000	2,281,960
Red River Authority Pollution Control (MBIA Insured)
4.450%, due 06/01/20	2,500,000	2,065,000
Round Rock Independent School District (PSF-GTD)
5.000%, due 08/01/16	2,750,000	3,193,850
San Antonio Electric & Gas Refunding Series A
5.000%, due 02/01/17	1,295,000	1,458,688
San Antonio General Improvement
5.000%, due 02/01/14	3,880,000	4,392,509
Schertz-Cibolo-Universal City Independent School District School Building Series A (PSF-GTD)
5.000%, due 02/01/14	1,500,000	1,700,310
Tarrant County Health Facilities Development Corp. Health Systems Revenue Texas Health Resources Systems Series A (Escrowed to Maturity) (MBIA Insured)
5.750%, due 02/15/15	3,000,000	3,533,160
Texas Municipal Power Agency Revenue (Escrowed to Maturity) (MBIA Insured)
6.100%, due 09/01/13(4)	25,000	22,825
Tyler Independent School District School Building
5.000%, due 02/15/18	2,165,000	2,450,131
University of Texas Revenue Refunding Financing Systems Series D
5.000%, due 08/15/17	2,000,000	2,307,380
		56,773,536
Utah—0.21%
Utah State Housing Finance Agency Single-Family Mortgage Series G-3, Class III
5.700%, due 07/01/15(1)	600,000	616,098

Virginia—0.72%
Fairfax County Economic Development Authority Resource Recovery Revenue Refunding Series A (AMBAC Insured)
6.100%, due 02/01/11(1)	2,000,000	2,073,320

UBS PACE Select Advisors Trust

UBS PACE Municipal Fixed Income Investments

Schedule of investments — April 30, 2009 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—(concluded)
Washington—6.24%
Energy Northwest Electric Revenue Columbia Station Series A
5.000%, due 07/01/23	2,500,000	2,604,500
Energy Northwest Electric Revenue Refunding Project 1 Series A
5.000%, due 07/01/16	1,515,000	1,697,679
Energy Northwest Electric Revenue Refunding Project 3 Series A
5.500%, due 07/01/13	1,000,000	1,131,180
King County School District No. 414 Lake Washington (School Board Guaranty)
5.000%, due 12/01/18	1,000,000	1,133,340
Washington Health Care Facilities Authority Overlake Hospital Medical Center Series A (Assured Guaranty Insured)
5.000%, due 07/01/16	1,000,000	1,032,600
Washington State Public Power Supply Systems Nuclear Project No. 1 Revenue Refunding Series B
7.125%, due 07/01/16	3,000,000	3,797,220
Washington State
Series 93-A (Escrowed to Maturity) 5.750%, due 10/01/12	15,000	16,175
Series A-Various Purpose 5.000%, due 07/01/17	2,130,000	2,462,429
5.000%, due 07/01/20	2,625,000	2,942,389
Washington State Unrefunded Balance Series 93-A (FSA Insured)
5.750%, due 10/01/12	1,215,000	1,289,893
		18,107,405
Wisconsin—1.38%
Badger Tobacco Asset Securitization Corp. (Escrowed to Maturity)
5.500%, due 06/01/10	2,150,000	2,244,256
Badger Tobacco Asset Securitization Corp. Asset-Backed Revenue Bonds (Escrowed to Maturity)
5.750%, due 06/01/11	1,640,000	1,769,429
		4,013,685
Wyoming—0.36%
Sweetwater County Improvement Projects Joint Powers Board Lease Revenue Bonds (MBIA Insured)
5.000%, due 06/15/13	1,000,000	1,049,930
Total municipal bonds and notes (cost—$284,979,236)		286,531,790

	Number of shares
Tax-free money market fund(5)—0.27%
State Street Global Advisors Tax Free Money Market Fund
0.550% (cost—$796,336)	796,336	796,336
Total investments (cost—$285,775,572)—98.95%		287,328,126
Other assets in excess of liabilities—1.05%		3,039,878
Net assets—100.00%		290,368,004

Aggregate cost for federal income tax purposes, which was substantially the same for book purposes, was $285,775,572; and net unrealized appreciation consisted of:

Gross unrealized appreciation	7,389,334
Gross unrealized depreciation	(5,836,780)
Net unrealized appreciation	1,552,554

UBS PACE Select Advisors Trust

UBS PACE Municipal Fixed Income Investments

Schedule of investments — April 30, 2009 (unaudited)

(1)	Security subject to Alternative Minimum Tax.
(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security, which represents 0.49% of net assets as of April 30, 2009, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(3)	Floating rate security. The interest rate shown is the current rate as of April 30, 2009.
(4)	Zero coupon bond; interest rate represents annualized yield at date of purchase.
(5)	Rate shown reflects yield at April 30, 2009.

ACA	American Capital Access
AGC	Associated General Contrators
AMBAC	American Municipal Bond Assurance Corporation
BHAC	Berkshire Hathaway Assurance Corporation
CBI	Certificates of Bond Insurance
FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance
GNMA	Government National Mortgage Association
GTD	Guaranteed
IBC	Insured Bond Certificate
ICC	International Code Council
MBIA	Municipal Bond Investors Assurance
MGIC	Mortgage Guaranty Insurance Corporation
PSF	Permanent School Fund
TCRs	Transferable Custodial Receipts
USDA	United States Department of Agriculture
VA	Veterans Administration

On August 1, 2008, the Portfolio adopted the Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Portfolio’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical investments.

Level 2 - Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3 - Unobservable inputs inclusive of the Portfolio’s own assumptions in determining the value of investments.

The following is a summary of the inputs used as of April 30, 2009 in valuing the Portfolio’s investments:

	Quoted prices in active markets for identical investments (Level 1) ($)	Significant other observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Investments, at value	—	287,328,126	—	287,328,126

In April 2009, the FASB issued FASB Staff Position No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”). FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157, when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the Portfolio’s financial statement disclosures.

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s semiannual report to shareholders dated January 31, 2009.

UBS PACE Select Advisors Trust

UBS PACE Global Fixed Income Investments

Schedule of investments — April 30, 2009 (unaudited)

Security description	Face amount(1)		Value ($)
Long-term global debt securities—95.20%
Australia—0.40%
Australia & New Zealand Banking Group Ltd.
4.450%, due 02/05/15(2)	EUR	450,000	550,767
BHP Billiton Finance
4.125%, due 05/05/11	EUR	900,000	1,208,952
			1,759,719
Brazil—0.55%
Federal Republic of Brazil
8.000%, due 01/15/18	USD	1,050,000	1,165,500
11.000%, due 08/17/40	USD	1,000,000	1,279,000
			2,444,500
Canada—1.24%
Toronto-Dominion Bank
5.375%, due 05/14/15	EUR	4,000,000	5,491,763

Cayman Islands—0.12%
Pacific Life Funding LLC
5.125%, due 01/20/15	GBP	400,000	533,848

Denmark—9.04%
Dong Energy A/S
3.500%, due 06/29/12	EUR	950,000	1,228,272
Kingdom of Denmark
4.000%, due 11/15/15	11,760,000		2,178,064
4.000%, due 11/15/17	176,000,000		32,427,841
5.000%, due 11/15/13	14,180,000		2,743,327
Nykredit A/S
4.000%, due 01/01/12	8,613,000		1,562,252
			40,139,756
France—8.87%
BNP Paribas
3.125%, due 12/06/15(2)	750,000		922,638
Caisse d’Amortissement de la Dette Sociale
3.625%, due 04/25/15	4,500,000		6,042,281
Credit Agricole (London)
5.971%, due 01/02/18	2,500,000		3,453,505
Dexia Municipal Agency
4.500%, due 04/27/15	7,500,000		9,968,398
Electricite De France
5.375%, due 05/29/20	1,000,000		1,352,923
France Telecom
8.125%, due 01/28/33	350,000		574,466
Republic of France
4.000%, due 04/25/55	1,250,000		1,621,624
5.750%, due 10/25/32	2,520,000		4,086,942
Societe Financement de I’ Economic Francaise
3.500%, due 11/24/11	3,000,000		4,111,558
Societe Generale
4.875%, due 12/18/14(2)	2,100,000		2,604,808
5.250%, due 03/28/13	2,750,000		3,824,222

UBS PACE Select Advisors Trust

UBS PACE Global Fixed Income Investments

Schedule of investments — April 30, 2009 (unaudited)

Security description	Face amount(1)		Value ($)
Long-term global debt securities—(continued)
France—(concluded)
6.125%, due 08/20/18	600,000		801,562
			39,364,927
Germany—11.18%
Bayerische Landesbank
4.000%, due 01/16/12	7,340,000		10,037,276
5.750%, due 10/23/17	1,550,000		1,581,728
Bundesrepublik Deutschland, Series 07
4.000%, due 01/04/18	50,000		70,597
DEPFA Deutsche Pfandbriefbank AG
4.000%, due 03/15/13	6,605,000		8,748,948
Deutsche Bank AG
3.625%, due 03/09/17(2)	4,900,000		4,960,410
4.500%, due 03/07/11	1,700,000		2,305,978
Deutsche Genossenschafts-Hypothekenbank
4.000%, due 10/31/16	4,050,000		5,393,379
Kreditanstalt Fuer Wiederaufbau
5.250%, due 07/04/12	4,100,000		5,867,310
L-Bank Fuer Baden-Wuerttemberg Foerderbank
4.125%, due 07/15/11	USD	2,300,000	2,380,413
NRW Bank
3.875%, due 01/27/20	2,300,000		2,934,085
SEB AG
4.250%, due 05/07/13	3,900,000		5,375,300
			49,655,424
Ireland—0.76%
Bank of Ireland Mortgage Bank
3.500%, due 09/22/09	2,550,000		3,370,813

Japan—18.25%
Bank of Tokyo-Mitsubishi UFJ
3.500%, due 12/16/15(2)	EUR	2,300,000	2,808,480
Development Bank of Japan
1.750%, due 03/17/17	130,000,000		1,341,055
2.300%, due 03/19/26	500,000,000		5,084,831
Government of Japan
1.700%, due 12/20/16	1,755,000,000		18,498,878
1.700%, due 03/20/17	1,444,600,000		15,187,138
2.000%, due 03/20/16	2,906,000,000		31,297,549
2.200%, due 09/20/26	159,700,000		1,676,803
2.300%, due 12/20/36	380,000,000		3,949,580
Japan Finance Corp. Municipal Enterprises
1.900%, due 06/22/18	40,000,000		410,103
Sumitomo Mitsui Banking
4.375%, due 10/15/15(3),(4)	EUR	1,050,000	791,875
			81,046,292
Luxembourg—3.53%
European Investment Bank
1.400%, due 06/20/17	JPY	42,000,000	419,938
4.625%, due 03/21/12	USD	7,900,000	8,428,020
6.000%, due 12/07/28	GBP	3,200,000	5,446,225

UBS PACE Select Advisors Trust

UBS PACE Global Fixed Income Investments

Schedule of investments — April 30, 2009 (unaudited)

Security description	Face amount(1)		Value ($)
Long-term global debt securities—(continued)
Luxembourg—(concluded)
John Deere Bank SA
6.000%, due 06/23/11	1,000,000		1,357,868
			15,652,051
Malaysia—0.06%
Petronas Capital Ltd.
6.375%, due 05/22/09	EUR	200,000	265,213

Mexico—0.44%
United Mexican States
5.500%, due 02/17/20	EUR	300,000	356,244
5.625%, due 01/15/17	USD	500,000	499,250
7.500%, due 03/08/10	EUR	800,000	1,098,173
			1,953,667
Netherlands—9.18%
Bank Nederlandse Gemeenten
3.750%, due 12/16/13	200,000		270,869
4.375%, due 01/19/15	GBP	660,000	1,017,678
BAT Holdings BV
4.375%, due 09/15/14	1,650,000		2,142,290
Deutsche Telekom International Finance
8.125%, due 05/29/12	955,000		1,416,581
E.ON International Finance BV
5.750%, due 05/29/09	3,000,000		3,977,785
EDP Finance BV
5.375%, due 11/02/12(5)	USD	3,600,000	3,701,772
ELM BV (Swiss Reinsurance Co.)
5.252%, due 05/29/16(3),(4)	700,000		393,427
ENBW International Finance BV
4.875%, due 01/16/25	1,580,000		2,005,966
Generali Finance BV
6.214%, due 06/16/16(3),(4)	GBP	550,000	399,290
Government of the Netherlands
5.500%, due 01/15/28	1,830,500		2,828,746
ING Bank NV
4.250%, due 03/19/13	7,500,000		10,156,186
6.125%, due 05/29/23(2)	800,000		747,287
Linde Finance BV
4.750%, due 04/24/17		1,040,000	1,290,945
Rabobank Nederland
5.000%, due 01/25/12	6,700,000		7,208,510
RWE Finance BV
5.125%, due 07/23/18	900,000		1,220,344
Urenco Finance NV
5.375%, due 05/22/15	1,500,000		1,969,487
			40,747,163
Norway—2.39%
DnB NOR Boligkreditt
4.125%, due 02/01/13	EUR	7,370,000	9,914,773

UBS PACE Select Advisors Trust

UBS PACE Global Fixed Income Investments

Schedule of investments — April 30, 2009 (unaudited)

Security description	Face amount(1)		Value ($)
Long-term global debt securities—(continued)
Norway—(concluded)
Statkraft AS
4.625%, due 09/22/17	EUR	600,000	711,841
			10,626,614
Peru—0.46%
Republic of Peru
6.550%, due 03/14/37	USD	550,000	533,500
7.350%, due 07/21/25	USD	400,000	431,000
8.750%, due 11/21/33	USD	900,000	1,084,500
			2,049,000
Philippines—0.49%
Republic of Philippines
8.375%, due 02/15/11	USD	2,000,000	2,175,000

Russia—1.57%
Gaz Capital (Gazprom)
4.560%, due 12/09/12	EUR	3,200,000	3,577,661
8.625%, due 04/28/34	USD	100,000	92,500
Russian Federation
7.500%, due 03/31/30(6)	USD	2,880,000	2,811,600
Russian Ministry of Finance
3.000%, due 05/14/11	USD	500,000	482,500
			6,964,261
Singapore—0.45%
DBS Bank Ltd.
5.000%, due 11/15/19(2),(5)	USD	1,250,000	1,134,799
United Overseas Bank Ltd.
5.375%, due 09/03/19(2),(5)	USD	1,000,000	884,189
			2,018,988
Spain—1.99%
Santander International Debt SA
5.625%, due 02/14/12	3,000,000		4,125,729
Santander Issuances
4.500%, due 09/30/19(2)	1,600,000		1,622,097
Telefonica Emisiones SAU
6.221%, due 07/03/17	USD	3,000,000	3,105,732
			8,853,558
Sweden—1.69%
Nordea Bank AB
4.000%, due 09/30/16(2)	EUR	1,900,000	2,190,402
Skandinaviska Enskilda
4.500%, due 04/25/13	EUR	3,880,000	5,298,734
			7,489,136
Switzerland—0.86%
Credit Suisse London
5.125%, due 09/18/17	EUR	3,000,000	3,835,426

UBS PACE Select Advisors Trust

UBS PACE Global Fixed Income Investments

Schedule of investments — April 30, 2009 (unaudited)

Security description	Face amount(1)		Value ($)
Long-term global debt securities—(continued)
United Kingdom—8.49%
Anglian Water Services Finance
6.250%, due 06/27/16	EUR	900,000	1,219,571
Aviva PLC
5.250%, due 10/02/23(2)	EUR	1,500,000	893,092
Barclays Bank PLC
4.250%, due 10/27/11	EUR	660,000	919,668
4.500%, due 03/04/19(2)	EUR	2,200,000	2,222,477
6.000%, due 01/23/18	EUR	3,000,000	3,316,865
Diageo Finance PLC
6.625%, due 12/05/14	EUR	3,100,000	4,470,696
HBOS PLC
6.750%, due 05/21/18(5)	USD	1,200,000	883,241
HSBC Holdings PLC
3.625%, due 06/29/20(2)	EUR	1,050,000	1,071,377
6.250%, due 03/19/18	EUR	4,000,000	5,349,858
Lloyds TSB Bank PLC
5.625%, due 03/05/18(2)	EUR	1,800,000	2,004,406
National Grid Gas PLC
5.125%, due 05/14/13	EUR	1,700,000	2,275,698
Network Rail Infrastructure Finance
4.875%, due 11/27/15	705,000		1,111,155
Royal Bank of Scotland Group PLC
5.250%, due 05/15/13	EUR	2,300,000	3,005,507
6.934%, due 04/09/18	EUR	1,550,000	1,596,153
Scottish & Southern Energy
6.125%, due 07/29/13	EUR	900,000	1,249,805
Standard Chartered Bank
3.625%, due 02/03/17(2)	EUR	1,400,000	1,361,081
United Kingdom Treasury Bonds
4.000%, due 09/07/16	100,000		158,216
4.250%, due 12/07/55	2,920,000		4,199,396
4.750%, due 09/07/15	230,000		379,182
			37,687,444
United States—13.19%
Bank of America Corp.
4.000%, due 03/28/18(2)	EUR	2,600,000	1,923,619
5.650%, due 05/01/18	500,000		407,035
5.750%, due 12/01/17	5,000,000		4,084,780
Bank of New York Mellon
4.500%, due 04/01/13	1,820,000		1,846,790
5.125%, due 08/27/13	500,000		518,178
Citigroup, Inc.
2.400%, due 10/31/25	JPY	46,100,000	226,835
5.500%, due 04/11/13	1,600,000		1,426,029
IBM Corp.
5.700%, due 09/14/17	3,000,000		3,179,664
Inter-American Development Bank
5.125%, due 09/13/16	7,000,000		7,487,095
JPMorgan Chase & Co.
3.125%, due 12/01/11	4,500,000		4,639,234
6.000%, due 01/15/18	1,500,000		1,458,349
JPMorgan Chase Bank N.A.
4.625%, due 05/29/17(2)	EUR	1,000,000	1,129,643
6.000%, due 10/01/17	4,850,000		4,524,929

UBS PACE Select Advisors Trust

UBS PACE Global Fixed Income Investments

Schedule of investments — April 30, 2009 (unaudited)

Security description	Face amount(1)		Value ($)
Long-term global debt securities—(concluded)
United States—(concluded)
Pfizer, Inc.
5.350%, due 03/15/15	1,200,000		1,289,980
Philip Morris International, Inc.
5.650%, due 05/16/18	1,200,000		1,214,353
6.875%, due 03/17/14	1,800,000		1,973,329
Procter & Gamble Co.
4.875%, due 05/11/27	EUR	1,610,000	1,923,306
SunTrust Bank
3.000%, due 11/16/11	5,600,000		5,772,609
US Treasury Inflation Index Notes (TIPS)
1.375%, due 07/15/18	9,346,575		9,112,911
Vodafone Group PLC
5.625%, due 02/27/17	980,000		986,123
Wells Fargo & Co.
4.375%, due 01/31/13	2,900,000		2,791,363
Wells Fargo Bank N.A.
5.750%, due 05/16/16	700,000		623,382
			58,539,536
Total long-term global debt securities (cost—$439,414,803)			422,664,099

Commercial paper—0.45%
France—0.45%
Caisse Des Depots et Consignations
0.866%, due 08/17/09(7)	USD	2,000,000	1,994,803
(cost—$1,994,803)

Repurchase agreement—1.06%
Repurchase agreement dated 04/30/09 with State Street Bank & Trust Co., 0.010% due 05/01/09, collateralized by $4,810,916 US Treasury Bills, zero coupon due 08/20/09 to 08/27/09; (value—$4,809,472); proceeds: $4,715,001 (cost—$4,715,000)	4,715,000		4,715,000
Total investments (cost—$446,124,606)—96.71%			429,373,902
Other assets in excess of liabilities—3.29%			14,613,106
Net assets—100.00%			443,987,008

Aggregate cost for federal income tax purposes, which was substantially the same for book purposes, was $446,124,606; and net unrealized depreciation consisted of:

Gross unrealized appreciation	19,253,057
Gross unrealized depreciation	(36,003,761)
Net unrealized depreciation	(16,750,704)

Note: The portfolio of investments is listed by the issuer’s country of origin.
(1)	In local currency unless otherwise indicated.
(2)	Floating rate security. The interest rate shown is the current rate as of April 30, 2009.
(3)	Variable rate security. The interest rate shown is the current rate as of April 30, 2009, and resets at the next call date.
(4)	Perpetual bond security. The maturity date reflects the next call date.
(5)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 1.49% of net assets as of April 30, 2009, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(6)	Step-up bond that converts to the noted fixed rate at a designated future date.
(7)	Rate shown is the discount rate at date of purchase.

UBS PACE Select Advisors Trust

UBS PACE Global Fixed Income Investments

Schedule of investments — April 30, 2009 (unaudited)

Affiliated Issuer Activity

The table below details the Portfolio’s transaction activity in an affiliated issuer for the nine months ended April 30, 2009.

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
		nine months	nine months		nine months
	Value at	ended	ended	Value at	ended
Security description	07/31/08 ($)	04/30/09 ($)	04/30/09 ($)	04/30/09 ($)	04/30/09 ($)
UBS Private Money Market Fund LLC	0	10,913,500	10,913,500	0	2,943

EUR	Euro
GBP	Great Britain Pound
JPY	Japanese Yen
TIPS

Treasury inflation protected securities (“TIPS”) are debt securities issued by the US Treasury whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the TIPS is fixed, while the principal value rises or falls based on changes in a published Consumer Price Index (“CPI”). Thus, if inflation occurs, the principal and interest payments on TIPS are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the TIPS principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the TIPS generally pay lower interest rates than typical US Treasury securities. Only if inflation occurs will TIPS offer a higher real yield than a conventional Treasury bond of the same maturity.

USD	United States Dollar

Futures contracts(8)

Number of contracts	Currency	Buy contracts	Expiration dates	Cost ($)	Current value ($)	Unrealized appreciation (depreciation) ($)
270	AUD	Australia Bond 10 Year Futures	June 2009	22,480,023	21,931,159	(548,864)
87	CAD	Canada Government Bond 10 Year Futures	June 2009	9,090,694	9,040,089	(50,605)
565	EUR	Euro Bund 10 Year Futures	June 2009	92,878,807	91,805,173	(1,073,634)
11	JPY	Japan Government Bond 10 Year Futures	June 2009	15,464,197	15,272,022	(192,175)
				139,913,721	138,048,443	(1,865,278)

		Sale contracts		Proceeds ($)
22	EUR	Euro BOBL 5 Year Futures	June 2009	3,407,357	3,383,624	23,733
80	GBP	United Kingdom Long Gilt 10 Year Futures	June 2009	14,350,051	14,294,477	55,574
240	USD	US Treasury Note 5 Year Futures	June 2009	28,100,071	28,113,750	(13,679)
700	USD	US Treasury Note 10 Year Futures	June 2009	85,230,177	84,656,250	573,927
126	USD	US Treasury Bond 20 Year Futures	June 2009	15,965,287	15,442,875	522,412
				147,052,943	145,890,976	1,161,967
						(703,311)

Currency type abbreviations:
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	Great Britain Pound
JPY	Japanese Yen
USD	United States Dollar

(8)	Restricted cash of $13,568,644 has been delivered to broker as initial margin for futures contracts.

UBS PACE Select Advisors Trust

UBS PACE Global Fixed Income Investments

Schedule of investments — April 30, 2009 (unaudited)

Forward foreign currency contracts

					Unrealized
	Contracts to	In		Maturity	appreciation
	deliver	exchange for		dates	(depreciation)($)
Australian Dollar	250,000	EUR	129,745	06/17/09	(9,518)
Australian Dollar	33,661,149	EUR	16,974,219	06/17/09	(1,936,724)
Australian Dollar	8,603,563	USD	6,098,925	06/17/09	(135,390)
Australian Dollar	397,000	USD	273,405	06/17/09	(14,269)
Canadian Dollar	9,253,154	AUD	11,552,002	06/17/09	614,875
Canadian Dollar	3,794,387	GBP	2,084,828	06/17/09	(96,325)
Canadian Dollar	6,709,383	NOK	37,004,932	06/17/09	3,118
Canadian Dollar	17,807,000	USD	14,241,499	06/17/09	(684,225)
Canadian Dollar	443,000	USD	358,687	06/17/09	(12,633)
Chinese Yuan Renminbi	8,600,000	USD	1,257,770	05/26/09	(4,114)
Danish Krone	61,492,797	GBP	7,221,278	06/17/09	(228,753)
Danish Krone	8,431,915	SEK	12,816,511	06/17/09	97,048
Danish Krone	182,474,592	USD	31,417,802	06/17/09	(960,445)
Danish Krone	775,000	USD	131,514	06/17/09	(6,001)
Euro	4,728,128	CAD	7,508,268	06/17/09	38,648
Euro	19,269,517	CHF	28,653,772	06/17/09	(370,171)
Euro	6,253,320	DKK	46,712,302	06/17/09	16,238
Euro	1,700,000	GBP	1,565,955	06/17/09	67,641
Euro	8,930,000	GBP	8,046,314	06/17/09	89,695
Euro	6,397,603	JPY	792,662,980	06/17/09	(420,965)
Euro	65,559,435	JPY	7,980,812,244	06/17/09	(5,754,579)
Euro	3,110,000	NOK	26,971,475	06/17/09	(12,932)
Euro	527,837	USD	700,000	06/17/09	1,736
Euro	1,991,119	USD	2,617,062	06/17/09	(16,946)
Euro	10,630,267	USD	13,585,056	06/17/09	(477,493)
Euro	7,539,639	USD	9,977,850	06/17/09	3,825
Great Britain Pound	10,835,184	AUD	24,480,473	06/17/09	1,710,443
Great Britain Pound	29,545,923	EUR	33,657,143	06/17/09	816,706
Great Britain Pound	691,174	JPY	92,998,801	06/17/09	(78,904)
Great Britain Pound	201,000	USD	280,419	06/17/09	(16,922)
Great Britain Pound	50,000	USD	69,891	06/17/09	(4,074)
Japanese Yen	985,845,066	AUD	16,214,557	06/17/09	1,747,104
Japanese Yen	14,000,000	EUR	107,082	06/17/09	(386)
Japanese Yen	1,211,514,495	EUR	9,330,000	06/17/09	50,542
Japanese Yen	1,250,294,000	EUR	9,400,000	06/17/09	(250,310)
Japanese Yen	4,550,000	USD	45,841	06/17/09	(323)
Japanese Yen	9,650,000	USD	95,727	06/17/09	(2,181)
Japanese Yen	998,000,000	USD	10,146,380	06/17/09	20,766
Japanese Yen	801,320,000	USD	8,529,972	06/17/09	399,854
Norwegian Krone	6,011,851	EUR	684,020	06/17/09	(9,273)
Norwegian Krone	6,466,958	GBP	650,829	06/17/09	(20,573)
Norwegian Krone	32,418,251	SEK	41,695,500	06/17/09	253,675
Norwegian Krone	3,662,000	USD	517,341	06/17/09	(39,494)
Singapore Dollar	1,270,000	USD	825,801	06/17/09	(31,930)
South Korean Won	2,170,000,000	USD	1,434,237	05/26/09	(258,231)
Swedish Krona	155,064	EUR	13,764	06/17/09	(1,068)
Swedish Krona	105,685,510	EUR	9,352,700	06/17/09	(765,159)
Swiss Franc	18,471,034	EUR	12,120,000	06/17/09	(160,459)
United States Dollar	792,562	AUD	1,243,000	06/17/09	108,141
United States Dollar	15,640,765	AUD	24,433,541	06/17/09	2,064,273
United States Dollar	316,389	BRL	750,000	05/26/09	24,254
United States Dollar	2,153,976	BRL	5,120,000	05/26/09	171,480
United States Dollar	207,335	CAD	266,000	06/17/09	15,625
United States Dollar	191,276	CAD	235,000	06/17/09	5,699
United States Dollar	15,240,000	CAD	18,889,980	06/17/09	593,471
United States Dollar	2,720,137	CAD	3,400,000	06/17/09	129,723
United States Dollar	5,686,375	CNY	39,000,000	05/26/09	36,120
United States Dollar	1,376,664	DKK	7,585,420	06/17/09	(30,709)
United States Dollar	94,356,306	EUR	73,933,109	06/17/09	3,448,199
United States Dollar	4,153,339	EUR	3,109,000	06/17/09	(40,511)
United States Dollar	6,657,903	EUR	5,233,000	06/17/09	264,719

UBS PACE Select Advisors Trust

UBS PACE Global Fixed Income Investments

Schedule of investments — April 30, 2009 (unaudited)

					Unrealized
	Contracts to	In		Maturity	appreciation
	deliver	exchange for		dates	(depreciation)($)
United States Dollar	14,144,451	EUR	10,776,000	06/17/09	110,886
United States Dollar	19,740,069	GBP	13,610,250	06/17/09	393,718
United States Dollar	7,072,220	GBP	4,900,000	06/17/09	176,402
United States Dollar	2,180,039	INR	111,400,000	08/06/09	27,437
United States Dollar	552,903	JPY	53,977,916	06/17/09	(5,248)
United States Dollar	370,017	JPY	35,225,654	06/17/09	(12,621)
United States Dollar	1,939,702	KRW	2,670,000,000	05/26/09	142,735
United States Dollar	6,170,430	KRW	8,472,000,000	05/26/09	437,214
United States Dollar	1,424,555	KRW	1,900,000,000	08/06/09	60,632
United States Dollar	2,717,803	MXN	37,700,000	08/06/09	(28,716)
United States Dollar	1,376,462	MYR	5,000,000	05/26/09	26,868
United States Dollar	12,917,953	NOK	88,423,387	06/17/09	527,503
United States Dollar	2,089,596	RUB	70,900,000	05/26/09	38,604
United States Dollar	586,997	SEK	5,181,128	06/17/09	57,063
United States Dollar	2,114,081	SGD	3,180,000	05/26/09	33,695
					1,927,800

Currency type abbreviations:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	Great Britain Pound
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar

UBS PACE Select Advisors Trust

UBS PACE Global Fixed Income Investments

Schedule of investments — April 30, 2009 (unaudited)

On August 1, 2008, the Portfolio adopted the Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Portfolio’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical investments.

Level 2 - Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3 - Unobservable inputs inclusive of the Portfolio’s own assumptions in determining the value of investments.

The following is a summary of the inputs used as of April 30, 2009 in valuing the Portfolio’s investments:

	Quoted prices in active markets for identical investments (Level 1) ($)	Significant other observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Investments, at value	—	429,373,902	—	429,373,902
Other financial instruments(9)	(703,311)	1,927,800	—	1,224,489
Total	(703,311)	431,301,702	—	430,598,391

(9)          Other financial instruments include open futures contracts and forward foreign currency contracts.

In April 2009, the FASB issued FASB Staff Position No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”). FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157, when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the Portfolio’s financial statement disclosures.

Investments by type of issuer

	Percentage of total investments (%)
	Long-term	Short-term
Government and other public issuers	40.40	—
Repurchase agreement	—	1.10
Banks and other financial institutions	47.95	0.46
Industrial	10.09	—
	98.44	1.56

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s semiannual report to shareholders dated January 31, 2009.

UBS PACE Select Advisors Trust

UBS PACE High Yield Investments

Schedule of investments — April 30, 2009 (unaudited)

Security description	Face amount(1)		Value ($)
Corporate bonds—88.23%
Aerospace & defense—2.20%
Alliant Techsystems, Inc.
6.750%, due 04/01/16	1,255,000		1,220,487
BE Aerospace, Inc.
8.500%, due 07/01/18	600,000		543,000
Hexcel Corp.
6.750%, due 02/01/15	1,190,000		1,047,200
			2,810,687
Airlines—1.62%
American Airlines Pass Through Trust 2001-01
6.977%, due 05/23/21	463,038		254,671
American Airlines, Inc., Series 2001-1, Class B
7.377%, due 05/23/19	455,009		204,754
British Airways
7.250%, due 08/23/16	GBP	185,000	199,786
Continental Airlines, Inc.
7.033%, due 06/15/11	161,518		132,445
Series ERJ1
9.798%, due 04/01/21	1,291,160		748,873
Series RJ04
9.558%, due 03/01/21	926,194		527,931
			2,068,460
Auto & truck—3.43%
Ford Holdings, Inc.
9.300%, due 03/01/30	815,000		415,650
Ford Motor Co.
6.625%, due 10/01/28	4,345,000		2,042,150
7.125%, due 11/15/25	570,000		267,900
7.450%, due 07/16/31(2)	970,000		518,950
General Motors*
8.375%, due 07/05/33	EUR	2,000,000	132,310
8.375%, due 07/15/33(2)	11,910,000		1,012,350
			[4],389,310
Banking-US—0.23%
Wells Fargo & Co.,
7.980%, due 03/15/18(3),(4)	525,000		294,000

Beverages—1.61%
Constellation Brands, Inc.
7.250%, due 09/01/16	590,000		569,350
7.250%, due 05/15/17	225,000		217,125
8.375%, due 12/15/14, Series B(2)	470,000		474,700
8.125%, due 01/15/12(2)	800,000		796,000
			2,057,175
Broadcast—0.19%
Clear Channel Communications
5.500%, due 09/15/14	310,000		48,050
5.750%, due 01/15/13	90,000		14,400
6.875%, due 06/15/18	730,000		113,150
7.250%, due 10/15/27	445,000		68,975
			244,575
Building & construction—1.28%
D.R. Horton, Inc.
5.625%, due 01/15/16	195,000		160,875
6.500%, due 04/15/16	255,000		215,475
K. Hovnanian Enterprises
6.500%, due 01/15/14	770,000		292,600
7.750%, due 05/15/13(2)	80,000		28,400
11.500%, due 05/01/13	620,000		533,200

UBS PACE Select Advisors Trust

UBS PACE High Yield Investments

Schedule of investments — April 30, 2009 (unaudited)

Security description	Face amount(1)		Value ($)
Corporate bonds—(continued)
Building & construction—(concluded)
PERI GmbH
5.625%, due 12/15/11	EUR	335,000	372,320
William Lyon Homes, Inc.
10.750%, due 04/01/13(2)	200,000		39,000
			1,641,870
Building materials—0.64%
Interface, Inc.
10.375%, due 02/01/10	830,000		823,775

Building products—1.14%
Nortek, Inc.
8.500%, due 09/01/14	455,000		100,100
10.000%, due 12/01/13	1,375,000		880,000
US Concrete, Inc.
8.375%, due 04/01/14	995,000		472,625
			1,452,725
Building products-cement—0.53%
Texas Industries, Inc.
7.250%, due 07/15/13(5)	60,000		48,750
7.250%, due 07/15/13	777,000		631,313
			680,063
Cable—1.82%
CCH I Holdings LLC
9.920%, due 04/01/14(6)	710,000		7,100
Central Euro Media Enterprises
8.250%, due 05/15/12	EUR	100,000	95,263
DIRECTV Holdings Finance
6.375%, due 06/15/15(2)	360,000		344,700
8.375%, due 03/15/13	840,000		852,600
Dish DBS Corp.
6.625%, due 10/01/14	800,000		744,000
EchoStar DBS Corp.
6.375%, due 10/01/11	290,000		281,300
			2,324,963
Car rental—0.83%
Avis Budget Car Rental .
7.625%, due 05/15/14(2)	460,000		131,100
Europcar Groupe SA
5.459%, due 05/15/13(7)	EUR	300,000	158,772

UBS PACE Select Advisors Trust

UBS PACE High Yield Investments

Schedule of investments — April 30, 2009 (unaudited)

Security description	Face amount(1)		Value ($)
Corporate bonds— (continued)
Car rental— (concluded)
Hertz Corp.
8.875%, due 01/01/14	1,000,000		775,000
			1,064,872
Chemicals—5.84%
Degussa AG
5.125%, due 12/10/13	EUR	560,000	705,734
Hexion US Finance Corp./Nova Scotia
9.750%, due 11/15/14	630,000		242,550
Huntsman International LLC
6.875%, due 11/15/13	EUR	200,000	141,572
Huntsman LLC
11.500%, due 07/15/12	1,810,000		1,665,200
11.625%, due 10/15/10	100,000		102,000
Innophos, Inc.
8.875%, due 08/15/14	960,000		806,400
Invista
9.250%, due 05/01/12(5)	675,000		612,562
Koppers Holdings, Inc.
9.875%, due 11/15/14(8)	390,000		331,500
Koppers, Inc.
9.875%, due 10/15/13(2)	915,000		878,400
Nalco Co.
7.750%, due 11/15/11	1,065,000		1,075,650
9.000%, due 11/15/13	EUR	430,000	523,418
Rockwood Specialties Group
7.625%, due 11/15/14	EUR	270,000	296,507
SGL Carbon SE
3.209%, due 05/15/15(7)	EUR	100,000	93,940
			7,475,433
Commercial services—3.77%
Ashtead Holdings PLC
8.625%, due 08/01/15(5)	490,000		316,050
Corrections Corp. of America
6.250%, due 03/15/13	430,000		413,875
6.750%, due 01/31/14	685,000		666,163
Iron Mountain, Inc.
6.750%, due 10/15/18	EUR	495,000	523,947
7.750%, due 01/15/15	1,260,000		1,263,150
United Rentals North America, Inc.
6.500%, due 02/15/12(2)	1,490,000		1,333,550
7.000%, due 02/15/14	155,000		96,100
7.750%, due 11/15/13(2)	325,000		209,625
			4,822,460
Computer software & services—0.27%
Sungard Data Systems, Inc.
10.250%, due 08/15/15	400,000		348,000

UBS PACE Select Advisors Trust

UBS PACE High Yield Investments

Schedule of investments — April 30, 2009 (unaudited)

Security description	Face amount(1)		Value ($)
Corporate bonds— (continued)
Containers & packaging—4.37%
Ball Corp.
6.625%, due 03/15/18	310,000		299,150
6.875%, due 12/15/12(2)	1,040,000		1,040,000
Crown Americas
7.625%, due 11/15/13	830,000		838,300
7.750%, due 11/15/15	360,000		365,400
Crown Euro Holdings SA
6.250%, due 09/01/11	EUR	440,000	564,699
IFCO Systems NV
10.375%, due 10/15/10	EUR	215,000	253,175
Owens-Brockway Glass Container, Inc.
6.750%, due 12/01/14	EUR	435,000	526,627
6.750%, due 12/01/14(2)	1,610,000		1,565,725
OI European Group BV
6.875%, due 03/31/17	EUR	115,000	132,376
			5,585,452
Diversified financial services—0.37%
Bank of America Corp.
8.000%, due 01/30/18(3),(4)	345,000		196,008
Citigroup Capital XXI
8.300%, due 12/21/57(3)	450,000		273,816
			469,824
Diversified operations—0.36%
Stena AB
5.875%, due 02/01/19	EUR	650,000	455,808

Electric-generation—0.21%
Allegheny Energy Supply
8.250%, due 04/15/12(5)	25,000		25,249
Intergen NV
8.500%, due 06/30/17	EUR	205,000	244,112
			269,361
Electric utilities—3.47%
Edison Mission Energy
7.500%, due 06/15/13(2)	1,385,000		1,177,250
Energy Future Holdings
11.250%, due 11/01/17(9)	1,435,000		735,438
Series R
6.550%, due 11/15/34	2,515,000		764,293
NRG Energy, Inc.
7.250%, due 02/01/14	1,830,000		1,765,950
			4,442,931

UBS PACE Select Advisors Trust

UBS PACE High Yield Investments

Schedule of investments — April 30, 2009 (unaudited)

Security description	Face amount(1)		Value ($)
Corporate bonds—(continued)
Electronics—1.79%
Itron, Inc.
7.750%, due 05/15/12	950,000		855,000
L-3 Communications Corp., Series B
6.375%, due 10/15/15	1,510,000		1,430,725
UCAR Finance, Inc.
10.250%, due 02/15/12	6,000		5,580
			2,291,305
Energy—2.80%
Arch Western Finance
6.750%, due 07/01/13	1,835,000		1,601,037
Foundation PA Coal Co.
7.250%, due 08/01/14	1,160,000		1,075,900
Massey Energy Co.
6.875%, due 12/15/13(2)	1,065,000		907,913
			3,584,850
Finance-captive automotive—2.74%
FCE Bank PLC
7.125%, due 01/15/13	EUR	650,000	640,711
Ford Motor Credit Co.
7.000%, due 10/01/13(2)	785,000		584,995
Ford Motor Credit Co. LLC
8.000%, due 12/15/16(2)	2,672,000		2,038,271
GMAC Canada Ltd.
6.000%, due 05/23/12	EUR	300,000	242,127
			3,506,104
Finance-other—2.12%
American Real Estate Partners Finance
7.125%, due 02/15/13	1,030,000		865,200
FMG Finance Pty Ltd.
9.750%, due 09/01/13	EUR	200,000	214,342
10.000%, due 09/01/13(5)	420,000		369,600
10.625%, due 09/01/16(5)	685,000		599,375
KAR Holdings, Inc.
10.000%, due 05/01/15(2)	1,135,000		658,300
			2,706,817
Financial services—0.75%
Bear Stearns Cos., Inc.
11.000%, due 02/02/17(3),(10),(11)	320,000		308,800
HSBC Finance Capital Trust IX
5.911%, due 11/30/35(3)	430,000		195,405
Morgan Stanley
6.500%, due 04/15/11	EUR	350,000	454,066
			958,271
Food—1.30%
Land O’Lakes Capital Trust I
7.450%, due 03/15/28(5)	670,000		452,250

UBS PACE Select Advisors Trust

UBS PACE High Yield Investments

Schedule of investments — April 30, 2009 (unaudited)

Security description	Face amount(1)		Value ($)
Corporate bonds—(continued)
Food—(concluded)
Smithfield Foods, Inc.
7.000%, due 08/01/11	1,505,000		1,207,762
			1,660,012
Gaming—5.32%
Harrah’s Operating Co., Inc.
10.000%, due 12/15/18(2),(5)	329,000		154,630
10.750%, due 02/01/16	1,435,000		423,325
Isle of Capri Casinos
7.000%, due 03/01/14(2)	765,000		581,400
Mandalay Resort Group
6.375%, due 12/15/11	790,000		446,350
9.375%, due 02/15/10	685,000		364,762
MGM Mirage, Inc.
6.000%, due 10/01/09(2)	1,425,000		1,197,000
7.500%, due 06/01/16(2)	320,000		179,200
Mohegan Tribal Gaming
6.125%, due 02/15/13(2)	1,070,000		823,900
8.000%, due 04/01/12	135,000		87,750
Pinnacle Entertainment, Inc.
7.500%, due 06/15/15	915,000		759,450
River Rock Entertainment
9.750%, due 11/01/11	525,000		367,500
Station Casinos
6.000%, due 04/01/12(2)	575,000		199,813
Wynn Las Vegas LLC Corp.
6.625%, due 12/01/14(2)	1,440,000		1,216,800
			6,801,880
Health care providers & services—1.87%
HCA, Inc.
6.500%, due 02/15/16(2)	3,030,000		2,333,100
9.250%, due 11/15/16	55,000		54,450
			2,387,550
Hotels, restaurants & leisure—0.54%
Royal Caribbean Cruises Ltd.
5.625%, due 01/27/14	EUR	475,000	395,937
TUI AG
5.125%, due 12/10/12	EUR	380,000	300,410
			696,347
Industrial products & services—0.01%
Allied Waste North America, Inc.
7.875%, due 04/15/13	15,000		15,225

Machinery—1.09%
AGCO Corp.
6.875%, due 04/15/14	EUR	300,000	317,544
Terex Corp.
7.375%, due 01/15/14(2)	1,220,000		1,079,700
			1,397,244

UBS PACE Select Advisors Trust

UBS PACE High Yield Investments

Schedule of investments — April 30, 2009 (unaudited)

Security description	Face amount(1)		Value ($)
Corporate bonds—(continued)
Machinery-agriculture & construction—0.87%
Case Corp.
7.250%, due 01/15/16	625,000		532,812
Case New Holland, Inc.
6.000%, due 06/01/09	585,000		582,075
			1,114,887
Manufacturing-diversified—2.81%
American Railcar Industries, Inc.
7.500%, due 03/01/14	1,110,000		865,800
Bombardier, Inc.
7.250%, due 11/15/16	EUR	500,000	482,931
RBS Global & Rexnord Corp.
9.500%, due 08/01/14	1,590,000		1,299,825
SPX Corp.
7.625%, due 12/15/14	955,000		943,063
			3,591,619
Media—1.15%
Lamar Media Corp.
6.625%, due 08/15/15(2)	285,000		223,725
7.250%, due 01/01/13(2)	1,135,000		1,015,825
Series C,
6.625%, due 08/15/15	105,000		80,325
Lighthouse International Co. SA
8.000%, due 04/30/14	EUR	275,000	149,179
			1,469,054
Medical products—1.41%
Bausch & Lomb, Inc.
9.875%, due 11/01/15(2)	1,215,000		1,102,613
Fresenius Medical Capital Trust IV
7.375%, due 06/15/11	EUR	500,000	694,627
			1,797,240
Metals—3.70%
California Steel Industries
6.125%, due 03/15/14	1,280,000		979,200
Century Aluminum Co.
7.500%, due 08/15/14	2,085,000		1,125,900
Freeport-McMoRan Copper & Gold, Inc.
8.250%, due 04/01/15	890,000		876,650
8.375%, due 04/01/17	535,000		524,300
Novelis, Inc.
7.250%, due 02/15/15	2,200,000		1,144,000
RathGibson, Inc.
11.250%, due 02/15/14	335,000		82,075
			4,732,125
Oil & gas—13.39%
Chesapeake Energy Corp.
6.250%, due 01/15/17	EUR	515,000	562,152
6.375%, due 06/15/15(2)	2,240,000		1,976,800
7.500%, due 09/15/13(2)	595,000		565,250

UBS PACE Select Advisors Trust

UBS PACE High Yield Investments

Schedule of investments — April 30, 2009 (unaudited)

Security description	Face amount(1)	Value ($)
Corporate bonds—(continued)
Oil & gas—(concluded)
7.500%, due 06/15/14	515,000	486,675
Compton Petroleum Finance Corp.
7.625%, due 12/01/13	895,000	342,338
Delta Petroleum Corp.
7.000%, due 04/01/15	1,395,000	453,375
Denbury Resources, Inc.
7.500%, due 12/15/15	1,040,000	977,600
El Paso Corp.
6.875%, due 06/15/14	2,055,000	1,947,725
Forest Oil Corp.
8.000%, due 12/15/11	1,140,000	1,120,050
Hilcorp Energy Co.
9.000%, due 06/01/16(5)	510,000	436,050
Inergy LP
6.875%, due 12/15/14	1,475,000	1,386,500
Linn Energy LLC
9.875%, due 07/01/18(5)	810,000	729,000
Markwest Energy Partners
8.500%, due 07/15/16	975,000	814,125
Pacific Energy Partners
6.250%, due 09/15/15	65,000	58,476
Range Resources Corp.
7.375%, due 07/15/13	1,350,000	1,319,625
Regency Energy Partners
8.375%, due 12/15/13	1,198,000	1,120,130
Swift Energy Co.
7.625%, due 07/15/11	775,000	623,875
Targa Resources, Inc.
8.500%, due 11/01/13	625,000	428,125
Targa Resources Partners
8.250%, due 07/01/16(5)	445,000	351,550
Tenaska Alabama Partners
7.000%, due 06/30/21(5)	241,044	182,294
Williams Partners LP
7.500%, due 06/15/11(2)	1,270,000	1,244,600
		17,126,315
Oil refining—2.73%
Frontier Oil Corp.
6.625%, due 10/01/11	1,045,000	1,029,325
Petroplus Finance Ltd.
6.750%, due 05/01/14(5)	800,000	660,000
Tesoro Corp.
6.250%, due 11/01/12(2)	1,835,000	1,669,850
6.500%, due 06/01/17(2)	160,000	130,000
		3,489,175

UBS PACE Select Advisors Trust

UBS PACE High Yield Investments

Schedule of investments — April 30, 2009 (unaudited)

	Face
Security description	amount(1)		Value ($)
Corporate bonds—(continued)
Oil services—2.72%
Basic Energy Services
7.125%, due 04/15/16	1,115,000		758,200
CIE Generale de Geophysique
7.500%, due 05/15/15	1,270,000		1,066,800
Helix Energy Solutions
9.500%, due 01/15/16(5)	730,000		518,300
Hornbeck Offshore Services,
6.125%, due 12/01/14	1,375,000		1,134,375
			3,477,675
Paper & forest products—0.32%
Boise Cascade LLC
7.125%, due 10/15/14	930,000		411,525

Real estate—0.06%
American Real Estate Partners LP
4.000%, due 08/15/13(5),(7)	125,000		80,313

Retail—0.59%
Neiman Marcus Group, Inc.
9.000%, due 10/15/15(2),(9)	1,374,865		756,176

Pipelines—0.02%
Williams Cos., Inc.
8.125%, due 03/15/12	25,000		25,500

Publishing—0.04%
R.H. Donnelley, Inc.*
11.750%, due 05/15/15(5)	257,000		50,115

Special purpose entity—0.31%
Barry Callebaut Services NV
6.000%, due 07/13/17	EUR	340,000	395,871

Steel—0.69%
Mueller Water Products
7.375%, due 06/01/17	870,000		513,300
US Steel Corp.
5.650%, due 06/01/13	300,000		240,895
7.000%, due 02/01/18	170,000		126,271
			880,466
Telecommunication services—1.29%
Nordic Telephone Co. Holdings
7.601%, due 05/01/16(7)	EUR	535,000	594,601
8.875%, due 05/01/16(5)	705,000		680,325
Softbank Corp.
7.750%, due 10/15/13	EUR	450,000	369,145
			1,644,071

UBS PACE Select Advisors Trust

UBS PACE High Yield Investments

Schedule of investments — April 30, 2009 (unaudited)

	Face
Security description	amount(1)		Value ($)
Corporate bonds—(concluded)
Telephone-integrated—0.05%
Virgin Media Finance PLC
9.750%, due 04/15/14	GBP	50,000	68,050

Transportation services—1.23%
Bristow Group, Inc.
6.125%, due 06/15/13	1,147,000		986,420
PHI, Inc.
7.125%, due 04/15/13	805,000		583,625
			1,570,045
Wireless telecommunication services—0.34%
Crown Castle International Corp.
9.000%, due 01/15/15(2)	430,000		438,600
Total corporate bonds (cost—$134,285,637)			112,846,171

Loan assignments(7)—7.28%
Biotechnology—0.19%
Invitrogen Term Loan
5.250%, due 06/11/15	248,750		247,611

Cable—0.64%
Charter Communications Operating LLC Term Loan B
3.180%, due 04/27/11	731,349		619,036
3.230%, due 04/27/11	238,114		201,546
			820,582
Commercial services—0.88%
Aramark Term Loan
3.095%, due 01/26/14	263,666		239,863
3.095%, due 01/30/14	450,223		409,577
Aramark Term Loan B
4.494%, due 01/17/14	28,603		26,020
3.095%, due 01/26/14	450,224		409,578
4.494%, due 01/26/14	45,353		41,259
			1,126,297
Computer software & services—1.32%
Sungard Term Loan B
2.219%, due 02/28/14	787,129		708,133
2.991%, due 02/28/14	1,093,630		983,874
			1,692,007
Defense/aerospace—0.44%
Hawker Beechcraft Acquisition Co. Term Loan
2.428%, due 03/26/14	60,863		31,519
Hawker Beechcraft Term Loan
2.428%, due 03/26/14	342,045		177,131
3.220%, due 03/26/14	691,817		358,264
			566,914

UBS PACE Select Advisors Trust

UBS PACE High Yield Investments

Schedule of investments — April 30, 2009 (unaudited)

	Face
Security description	amount(1)	Value ($)
Loan assignments—(concluded)
Energy equipment & services—0.70%
Precision Drilling Term Loan
9.250%, due 09/30/14	987,500	888,750

Machinery—0.08%
Charter Per Loan
3.360%, due 04/30/14	122,246	103,473

Metals—0.53%
Aleris International Term Loan
4.250%, due 02/12/10	357,008	114,243
4.250%, due 12/19/13	503,050	163,491
4.250%, due 02/12/15	255,431	15,326
13.000%, due 02/12/10	140,604	116,701
13.000%, due 12/19/13	46,868	38,900
Aleris Term Loan
13.000%, due 02/12/10	281,208	233,403
		682,064
Paper & packaging—1.87%
Georgia Pacific Corp. Term Loan
3.459%, due 12/23/13	44,602	41,426
3.293%, due 12/23/13	87,687	81,440
Georgia Pacific First Lien B Term Loan B
2.428%, due 02/15/14	58,880	54,685
Georgia Pacific Term Loan A
3.293%, due 12/23/10	1,402,996	1,303,032
Lyondell Bassell Term Loan
13.000%, due 06/12/14	222,932	226,323
Lyondell Bassell Term Loan B2
5.990%, due 12/20/14	111,415	113,109
6.690%, due 12/22/14	334,182	261,831
7.000%, due 05/22/15	905,824	300,435
		[2],382,281
Wireless telecommunication services—0.63%
MetroPCS Term Loan
2.688%, due 11/15/13	311,705	290,534
3.438%, due 11/15/13	556,616	518,810
		809,344
Total loan assignments (cost—$10,832,987)		9,319,323

Asset-backed security—0.30%
Commercial services—0.30%
Rutland Rated Investments, Series DRYD-1A, Class A1AL
1.638%, due 06/20/13 (7),(10),(11) (cost—$1,033,588)	1,440,000	384,750

UBS PACE Select Advisors Trust

UBS PACE High Yield Investments

Schedule of investments — April 30, 2009 (unaudited)

	Face
Security description	amount(1)	Value ($)
Repurchase agreement—1.15%
Repurchase agreement dated 04/30/09 with State Street Bank & Trust Co., 0.010% due 05/01/09, collateralized by $1,497,863 US Treasury Bills, zero coupon due 08/20/09 to 08/27/09; (value—$1,497,414); proceeds: $1,468,000 (cost—$1,468,000)	1,468,000	1,468,000

	Number of
	shares

Investments of cash collateral from securities loaned—16.30%
Money market fund(12)—16.30%
UBS Private Money Market Fund LLC(13)
0.460% (cost—$20,849,975)	20,849,975	20,849,975

Total investments (cost—$168,470,187)(14)—113.26%		144,868,219
Liabilities in excess of other assets—(13.26)%		(16,966,071)
Net assets—100.00%		127,902,148

Aggregate cost for federal income tax purposes, which was substantially the same for book purposes, was $168,470,187; and net unrealized depreciation consisted of:

Gross unrealized appreciation	2,730,721
Gross unrealized depreciation	(26,332,689)
Net unrealized depreciation	(23,601,968)

*	Issuer filed for bankruptcy subsequent to April 30, 2009.
(1)	In US Dollars unless otherwise indicated.
(2)	Security, or portion thereof, was on loan at April 30, 2009.
(3)	Variable rate security. The interest rate shown is the current rate as of April 30, 2009, and resets periodically.
(4)	Perpetual bond security. The maturity date reflects the next call date.
(5)

Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities, which represent 4.90% of net assets as of April 30, 2009, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(6)	Bond interest in default.
(7)	Floating rate security. The interest rate shown is the current rate as of April 30, 2009.
(8)	Denotes a step-up bond that converts to the noted fixed rate at a designated future date.
(9)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(10)	Illiquid securities representing 0.50% of net assets as of April 30, 2009.
(11)

Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities, which represent 0.54% of net assets as of April 30, 2009, are considered illiquid and restricted (see table below for more information).

Illiquid and restricted securities	Acquisition dates	Acquisition cost ($)	Acquisition cost as a percentage of net assets (%)	Value at 04/30/09 ($)	Value as a percentage of net assets (%)

Bear Stearns Cos., Inc.
11.000%, 02/02/17	02/01/07	318,400	0.25	308,800	0.24
Rutland Rated Investments, Series DRYD-1A, Class A1AL
1.638%, 06/20/13	03/19/08	951,094	0.74	384,750	0.30
		1,269,494	0.99	639,550	0.54

(12)	Rate shown reflects yield at April 30, 2009.
(13)	The table below details the Portfolio’s transaction activity in an affiliated issuer during the nine months ended April 30, 2009.

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
		nine months	nine months		nine months
	Value at	ended	ended	Value at	ended
Security description	07/31/08 ($)	04/30/09 ($)	04/30/09 ($)	04/30/09 ($)	04/30/09 ($)
UBS Private Money Market Fund LLC	296,274	59,842,842	39,289,141	20,849,975	36,278

(14)	Includes $20,918,346 of investments in securities on loan, at value.

EUR	Euro
GBP	Great Britain Pound
GMAC	General Motors Acceptance Corporation

UBS PACE Select Advisors Trust

UBS PACE High Yield Investments

Schedule of investments — April 30, 2009 (unaudited)

Forward foreign currency contracts

	Contracts to	In		Maturity	Unrealized
	deliver	exchange for		date	appreciation ($)
Euro	8,000,000	USD	10,616,000	05/07/09	31,275

Currency type abbreviation:

USD    United States Dollar

On August 1, 2008, the Portfolio adopted the Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Portfolio’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical investments.

Level 2 - Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3 - Unobservable inputs inclusive of the Portfolio’s own assumptions in determining the value of investments.

The following is a summary of the inputs used as of April 30, 2009 in valuing the Portfolio’s investments:

	Quoted prices in active markets for identical investments (Level 1) ($)	Significant other observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Investments, at value	—	144,483,469	384,750	144,868,219
Other financial instruments(15)	—	31,275	—	31,275
Total	—	144,514,744	384,750	144,899,494

The following is a rollforward of the Portfolio’s investments that used unobservable inputs (Level 3) during the nine months ended April 30, 2009.

Investments,
at value ($)
Beginning balance at 07/31/08	—
Net purchases/(sales)	0
Accrued discounts/(premiums)	52,251
Total realized gain/(loss)	0
Total unrealized appreciation (depreciation)	(365,451)
Net transfers in/(out) of Level 3	697,950
Ending balance at 04/30/09	384,750

(15)   Other financial instruments include forward foreign currency contracts.

In April 2009, the FASB issued FASB Staff Position No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”). FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157, when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the Portfolio’s financial statement disclosures.

Issuer breakdown by country or territory of origin

Percentage of
total investments (%)
United States	91.3
Canada	1.5
France	1.2
Germany	1.0
Denmark	0.9
United Kingdom	0.8
Australia	0.8
Bermuda	0.5
Netherlands	0.4
Sweden	0.3
Liberia	0.3
Belgium	0.3
Cayman Islands	0.3
Japan	0.3
Luxembourg	0.1
Total	100.0

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s semiannual report to shareholders dated January 31, 2009.

UBS PACE Select Advisors Trust

UBS PACE Large Co Value Equity Investments

Schedule of investments — April 30, 2009 (unaudited)

Security description	Number of shares	Value ($)
Common stocks—97.86%
Aerospace & defense—8.15%
Boeing Co.	233,375	9,346,669
Honeywell International, Inc.(1)	349,550	10,909,456
ITT Industries, Inc.	171,600	7,037,316
L-3 Communications Holdings, Inc.	86,925	6,619,339
Lockheed Martin Corp.	127,900	10,043,987
Northrop Grumman Corp.	303,775	14,687,521
Raytheon Co.	163,100	7,377,013
United Technologies Corp.	144,398	7,052,398
		73,073,699
Auto components—1.80%
Johnson Controls, Inc.(1)	175,200	3,330,552
Magna International, Inc., Class A	378,600	12,857,256
		16,187,808
Beverages—2.20%
Coca-Cola Co.	231,750	9,976,838
PepsiCo, Inc.	195,500	9,728,080
		19,704,918
Biotechnology—0.40%
Amgen, Inc.*	74,000	3,586,780

Capital markets—2.18%
Bank of New York Mellon Corp.	364,200	9,279,816
BlackRock, Inc.(1)	25,700	3,765,564
Morgan Stanley(1)	275,125	6,503,955
		19,549,335
Chemicals—1.63%
E.I. du Pont de Nemours and Co.	525,050	14,648,895

Commercial banks—3.62%
Comerica, Inc.(1)	306,300	6,426,174
PNC Financial Services Group, Inc.(1)	327,750	13,011,675
Wells Fargo & Co.(1)	650,600	13,018,506
		32,456,355
Communications equipment—4.49%
Alcatel-Lucent, ADR(1),*	4,141,200	10,353,000
Cisco Systems, Inc.*	852,150	16,463,538
Motorola, Inc.(1)	1,755,940	9,710,348
Research In Motion Ltd.*	53,800	3,739,100
		40,265,986
Computers & peripherals—3.60%
Dell, Inc.*	810,025	9,412,490
EMC Corp.*	283,500	3,552,255
Hewlett-Packard Co.	344,100	12,380,718

UBS PACE Select Advisors Trust

UBS PACE Large Co Value Equity Investments

Schedule of investments — April 30, 2009 (unaudited)

Security description	Number of shares	Value ($)
Common stocks—(continued)
Computers & peripherals—(concluded)
International Business Machines Corp.	67,550	6,971,836
		32,317,299
Consumer finance—0.64%
Capital One Financial Corp.	340,250	5,695,785

Diversified financial services—4.61%
Bank of America Corp.(1)	614,575	5,488,155
Citigroup, Inc.(1)	1,223,300	3,731,065
JPMorgan Chase & Co.	974,293	32,151,669
		41,370,889
Diversified telecommunication services—1.55%
AT&T, Inc.	271,200	6,948,144
Verizon Communications, Inc.	229,801	6,972,162
		13,920,306
Electric utilities—1.15%
Exelon Corp.(1)	145,900	6,730,367
FPL Group, Inc.(1)	66,800	3,593,172
		10,323,539
Electronic equipment, instruments & components—1.15%
Tyco Electronics Ltd.(1)	590,450	10,297,448

Energy equipment & services—1.83%
Baker Hughes, Inc.	275,350	9,796,953
BJ Services Co.(1)	478,875	6,651,574
		16,448,527
Food & staples retailing—3.21%
CVS Corp.	688,500	21,880,530
Wal-Mart Stores, Inc.	136,800	6,894,720
		28,775,250
Food products—1.46%
Kraft Foods, Inc., Class A	310,100	7,256,340
Sara Lee Corp.(1)	702,300	5,843,136
		13,099,476
Health care equipment & supplies—2.04%
Becton, Dickinson and Co.	113,600	6,870,528
Covidien Ltd.	347,450	11,458,901
		18,329,429
Health care providers & services—2.89%
AmerisourceBergen Corp.(1)	276,775	9,310,711
Cardinal Health, Inc.	235,375	7,953,321

UBS PACE Select Advisors Trust

UBS PACE Large Co Value Equity Investments

Schedule of investments — April 30, 2009 (unaudited)

Security description	Number of shares	Value ($)
Common stocks—(continued)
Health care providers & services—(concluded)
WellPoint, Inc.*	202,525	8,659,969
		25,924,001
Hotels, restaurants & leisure—0.68%
McDonald’s Corp.	113,800	6,064,402

Household durables—0.77%
Whirlpool Corp.(1)	153,000	6,909,480

Household products—0.78%
Colgate-Palmolive Co.	119,000	7,021,000

Insurance—5.74%
ACE Ltd.	348,000	16,119,360
Allstate Corp.	415,400	9,691,282
Fidelity National Financial, Inc., Class A	147,575	2,675,535
MetLife, Inc.	221,150	6,579,212
The Travelers Cos., Inc.	184,600	7,594,444
Torchmark Corp.(1)	302,525	8,873,058
		51,532,891
IT services—1.49%
Automatic Data Processing, Inc.	181,000	6,371,200
MasterCard, Inc., Class A(1)	38,300	7,026,135
		13,397,335
Leisure equipment & products—0.73%
Mattel, Inc.	436,275	6,526,674

Life sciences tools & services—0.41%
Thermo Fisher Scientific, Inc.*	106,000	3,718,480

Media—2.83%
Omnicom Group, Inc.	346,350	10,899,634
The DIRECTV Group, Inc.(1),*	138,500	3,425,105
Time Warner, Inc.	110,624	2,414,922
Viacom, Inc., Class B*	447,900	8,617,596
		25,357,257
Metals & mining—0.73%
Newmont Mining Corp.	163,150	6,565,156

Multi-utilities—3.06%
Dominion Resources, Inc.	225,800	6,810,128
PG&E Corp.	178,200	6,614,784
Sempra Energy	222,050	10,218,741

UBS PACE Select Advisors Trust

UBS PACE Large Co Value Equity Investments

Schedule of investments — April 30, 2009 (unaudited)

Security description	Number of shares	Value ($)
Common stocks—(continued)
Multi-utilities—(concluded)
Wisconsin Energy Corp.(1)	94,625	3,781,215
		27,424,868
Multiline retail—2.57%
J.C. Penney Co., Inc. (Holding Co.)	480,200	14,737,338
Target Corp.	201,350	8,307,701
		23,045,039
Oil, gas & consumable fuels—10.65%
Anadarko Petroleum Corp.	153,900	6,626,934
Apache Corp.	160,802	11,716,034
BP PLC, ADR(1)	200,850	8,528,091
Chevron Corp.	123,300	8,150,130
ConocoPhillips	170,800	7,002,800
Devon Energy Corp.	70,100	3,634,685
Exxon Mobil Corp.	124,362	8,291,214
Marathon Oil Corp.(1)	342,450	10,170,765
Murphy Oil Corp.(1)	87,706	4,184,453
Occidental Petroleum Corp.	331,247	18,645,894
Total SA, ADR	154,750	7,694,170
Valero Energy Corp.	43,600	865,024
		95,510,194
Personal products—0.85%
Avon Products, Inc.(1)	332,925	7,577,373

Pharmaceuticals—6.64%
Johnson & Johnson	239,700	12,550,692
Pfizer, Inc.	533,500	7,127,560
Schering-Plough Corp.	764,925	17,608,573
Wyeth	525,350	22,274,840
		59,561,665
Road & rail—2.00%
CSX Corp.	361,150	10,686,429
Union Pacific Corp.	147,200	7,233,408
		17,919,837
Semiconductors & semiconductor equipment—2.36%
ASML Holding N.V.(1)	111,250	2,352,938
Intel Corp.	463,500	7,314,030
Lam Research Corp.(1),*	59,800	1,667,224
Texas Instruments, Inc.(1)	546,500	9,869,790
		21,203,982
Software—3.61%
CA, Inc.(1)	449,475	7,753,444
Microsoft Corp.	1,048,302	21,238,598

UBS PACE Select Advisors Trust

UBS PACE Large Co Value Equity Investments

Schedule of investments — April 30, 2009 (unaudited)

Security description	Number of shares	Value ($)
Common stocks—(concluded)
Software—(concluded)
Oracle Corp.	174,800	3,380,632
		32,372,674
Specialty retail—2.05%
Home Depot, Inc.	176,125	4,635,610
Lowe’s Cos., Inc.	486,950	10,469,425
TJX Cos., Inc.	118,600	3,317,242
		18,422,277
Textiles, apparel & luxury goods—0.59%
Nike, Inc., Class B(1)	66,800	3,504,996
V. F. Corp.(1)	30,100	1,784,027
		5,289,023
Tobacco—0.72%
Philip Morris International, Inc.	177,600	6,429,120
Total common stocks (cost—$1,047,202,940)		877,824,452
Preferred stock—0.27%
Diversified financial services—0.27%
Citigroup, Inc., Series AA(1),(2) (cost—$2,190,004)	134,584	2,392,903

	Face amount ($)
Repurchase agreement—1.97%

Repurchase agreement dated 04/30/09 with State Street Bank & Trust Co., 0.010% due 05/01/09, collateralized by $18,058,025 US Treasury Bills, zero coupon due 08/20/09 to 08/27/09, (value—$18,052,607); proceeds: $17,698,005 (cost—$17,698,000)

	17,698,000	17,698,000

	Number of shares
Investments of cash collateral from securities loaned—12.36%
Money market fund(3)—12.36%
UBS Private Money Market Fund(4)
0.460% (cost—$110,883,351)	110,883,351	110,883,351
Total investments (cost—$1,177,974,295)(5)—112.46%		1,008,798,706
Liabilities in excess of other assets—(12.46)%		(111,736,584)
Net assets—100.00%		897,062,122

Aggregate cost for federal income tax purposes, which was substantially the same for book purposes, was $1,177,974,295; and net unrealized depreciation consisted of:

Gross unrealized appreciation	35,915,365
Gross unrealized depreciation	(205,090,954)
Net unrealized depreciation	(169,175,589)

*	Non-income producing security.
(1)	Security, or portion thereof, was on loan at April 30, 2009.
(2)	Non cumulative preferred stock.

UBS PACE Select Advisors Trust

UBS PACE Large Co Value Equity Investments

Schedule of investments — April 30, 2009 (unaudited)

(3)	Rate shown reflects yield at April 30, 2009

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
		nine months	nine months		nine months
	Value at	ended	ended	Value at	ended
Security description	07/31/08 ($)	04/30/09 ($)	04/30/09 ($)	04/30/09 ($)	04/30/09 ($)
UBS Private Money Market Fund LLC	53,422,826	851,178,987	793,718,462	110,883,351	485,179

(4)	The table below details the Portolio’s transaction activity in an affiliated issuer during the nine months ended April 30, 2009.
(5)	Includes $108,193,892 of investments in securities on loan, at value.

On August 1, 2008, the Portfolio adopted the Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Portfolio’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical investments.

Level 2 - Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3 - Unobservable inputs inclusive of the Portfolio’s own assumptions in determining the value of investments.

The following is a summary of the inputs used as of April 30, 2009 in valuing the Portfolio’s investments:

	Quoted prices in active markets for identical investments (Level 1) ($)	Significant other observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Investments, at value	880,217,355	128,581,351	—	1,008,798,706

In April 2009, the FASB issued FASB Staff Position No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”). FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157, when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the Portfolio’s financial statement disclosures.

Issuer breakdown by country or territory of origin

Percentage of
total investments (%)
United States	91.8
Bermuda	2.2
France	1.8
Canada	1.6
Switzerland	1.6
United Kingdom	0.8
Netherlands	0.2
Total	100.0

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s semiannual report to shareholders dated January 31, 2009.

UBS PACE Select Advisors Trust

UBS PACE Large Co Growth Equity Investments

Schedule of investments — April 30, 2009 (unaudited)

Security description	Number of shares	Value ($)
Common stocks—98.19%
Aerospace & defense—5.12%
General Dynamics Corp.	257,124	13,285,597
Honeywell International, Inc.	95,440	2,978,682
Lockheed Martin Corp.	160,193	12,579,956
Precision Castparts Corp.	62,350	4,667,521
Raytheon Co.	149,680	6,770,027
United Technologies Corp.	37,600	1,836,384
		42,118,167
Air freight & logistics—1.51%
Expeditors International of Washington, Inc.(1)	185,000	6,421,350
United Parcel Service, Inc., Class B	115,000	6,019,100
		12,440,450
Airlines—0.13%
Alaska Air Group, Inc.(1),*	63,400	1,063,852

Beverages—0.59%
Coca-Cola Co.	28,078	1,208,758
PepsiCo, Inc.	72,883	3,626,658
		4,835,416
Biotechnology—2.11%
Biogen Idec, Inc.(1),*	39,200	1,894,928
Cephalon, Inc.(1),*	25,900	1,699,299
Gilead Sciences, Inc.(1),*	243,679	11,160,498
Myriad Genetics, Inc.(1),*	23,000	892,170
Vertex Pharmaceuticals, Inc. *	56,000	1,725,920
		17,372,815
Capital markets—3.32%
Bank of New York Mellon Corp.(1)	274,525	6,994,897
Goldman Sachs Group, Inc.(1)	100,864	12,961,024
Knight Capital Group, Inc., Class A(1),*	162,494	2,517,032
Morgan Stanley(1)	90,300	2,134,692
Northern Trust Corp.(1)	50,000	2,718,000
		27,325,645
Chemicals—3.24%
Monsanto Co.	136,741	11,607,943
Potash Corp. of Saskatchewan, Inc.	49,636	4,293,018
Praxair, Inc.	70,000	5,222,700
Syngenta AG, ADR(1)	91,100	3,885,415
The Mosaic Co.	41,220	1,667,349
		26,676,425
Commercial banks—0.89%
Itau Unibanco Banco Multiplo SA	66,580	914,144
US Bancorp	351,578	6,405,751
		7,319,895
Communications equipment—5.26%
Arris Group, Inc.(1),*	123,800	1,320,946
Cisco Systems, Inc. *	594,794	11,491,420

UBS PACE Select Advisors Trust

UBS PACE Large Co Growth Equity Investments

Schedule of investments — April 30, 2009 (unaudited)

Security description	Number of shares	Value ($)
Common stocks—(continued)
Communications equipment—(concluded)
Juniper Networks, Inc.(1),*	121,230	2,624,630
Plantronics, Inc.	54,766	697,719
QUALCOMM, Inc.	538,716	22,798,461
Research In Motion Ltd. *	61,760	4,292,320
		43,225,496
Computers & peripherals—8.56%
Apple, Inc. *	198,851	25,021,421
Hewlett-Packard Co.	435,588	15,672,456
International Business Machines Corp.	192,988	19,918,292
NetApp, Inc. *	315,750	5,778,225
Teradata Corp. *	240,000	4,012,800
		70,403,194
Consumer finance—0.13%
American Express Co.	42,275	1,066,175

Containers & packaging—0.33%
Ball Corp.	55,500	2,093,460
Rock-Tenn Co., Class A	9,300	351,168
Silgan Holdings, Inc.	5,000	232,450
		2,677,078
Diversified consumer services—2.01%
Apollo Group, Inc., Class A *	162,881	10,253,359
Career Education Corp.(1),*	116,800	2,574,272
Weight Watchers International, Inc.(1)	150,000	3,732,000
		16,559,631
Diversified financial services—3.37%
CME Group, Inc.(1)	27,000	5,976,450
Intercontinental Exchange, Inc.(1),*	99,900	8,751,240
JPMorgan Chase & Co.	265,934	8,775,822
Moody’s Corp.(1)	133,050	3,927,636
PHH Corp.(1),*	18,500	310,430
		27,741,578
Electrical equipment—0.63%
ABB Ltd., ADR	212,490	3,021,608
Emerson Electric Co.	57,430	1,954,917
Thomas & Betts Corp. *	6,300	196,056
		5,172,581
Energy equipment & services—3.23%
Halliburton Co.(1)	185,040	3,741,509
National-Oilwell Varco, Inc. *	133,210	4,033,599
Schlumberger Ltd.	143,570	7,033,494
Transocean Ltd. *	174,386	11,767,567
		26,576,169
Food & staples retailing—3.59%
CVS Caremark Corp.	218,530	6,944,883
Safeway, Inc.	143,300	2,830,175
Wal-Mart Stores, Inc.	245,354	12,365,842
Walgreen Co.(1)	235,000	7,386,050
		29,526,950
Food products—1.00%
Archer-Daniels-Midland Co.(1)	62,200	1,531,364
Dean Foods Co. *	65,700	1,359,990

UBS PACE Select Advisors Trust

UBS PACE Large Co Growth Equity Investments

Schedule of investments — April 30, 2009 (unaudited)

Security description	Number of shares	Value ($)
Common stocks—(continued)
Food products—(concluded)
Nestle SA, ADR	165,100	5,357,495
		8,248,849
Health care equipment & supplies—1.90%
Covidien Ltd.	130,690	4,310,156
Intuitive Surgical, Inc.(1),*	11,900	1,710,387
Medtronic, Inc.	178,110	5,699,520
St. Jude Medical, Inc. *	116,320	3,899,047
		15,619,110
Health care providers & services—2.96%
Aetna, Inc.(1)	12,501	275,147
Express Scripts, Inc. *	57,189	3,658,380
Medco Health Solutions, Inc. *	143,000	6,227,650
Omnicare, Inc.(1)	57,400	1,475,754
UnitedHealth Group, Inc.	539,150	12,680,808
		24,317,739
Hotels, restaurants & leisure—3.30%
McDonald’s Corp.	387,221	20,635,007
WMS Industries, Inc.(1),*	97,500	3,130,725
Wynn Resorts Ltd.(1),*	85,771	3,364,796
		27,130,528
Household products—0.95%
Procter & Gamble Co.	158,400	7,831,296

Industrial conglomerates—0.35%
Siemens AG, ADR	43,590	2,917,479

Insurance—1.09%
AON Corp.	97,220	4,102,684
Marsh & McLennan Cos., Inc.(1)	229,340	4,836,781
		8,939,465
Internet & catalog retail—0.04%
Priceline.com, Inc.(1),*	3,100	300,979

Internet software & services—3.83%
Google, Inc., Class A *	55,346	21,915,355
VeriSign, Inc.(1),*	467,060	9,612,095
		31,527,450
IT services—8.55%
Accenture Ltd., Class A	211,600	6,227,388
Affiliated Computer Services, Inc., Class A *	58,656	2,837,777
Alliance Data Systems Corp.(1),*	72,900	3,052,323
Automatic Data Processing, Inc.	59,090	2,079,968
Lender Processing Services, Inc.	20,100	576,066
MasterCard, Inc., Class A(1)	120,395	22,086,463
Visa, Inc., Class A	399,762	25,968,540
Western Union Co.	445,000	7,453,750
		70,282,275
Machinery—1.99%
Caterpillar, Inc.(1)	96,390	3,429,556
Cummins, Inc.	92,200	3,134,800
Deere & Co.(1)	105,540	4,354,580
Eaton Corp.	41,450	1,815,510
Illinois Tool Works, Inc.	83,080	2,725,024

UBS PACE Select Advisors Trust

UBS PACE Large Co Growth Equity Investments

Schedule of investments — April 30, 2009 (unaudited)

Security description	Number of shares	Value ($)
Common stocks—(continued)
Machinery—(concluded)
Joy Global, Inc.(1)	35,455	904,103
		16,363,573
Media—0.50%
The DIRECTV Group, Inc.(1),*	57,270	1,416,287
Viacom, Inc., Class B *	138,500	2,664,740
		4,081,027
Metals & mining—0.86%
BHP Billiton Ltd., ADR	28,690	1,381,137
BHP Billiton PLC, ADR(1)	85,200	3,564,768
Newmont Mining Corp.	51,980	2,091,675
		7,037,580
Multiline retail—0.69%
Family Dollar Stores, Inc.	17,500	580,825
Target Corp.	122,700	5,062,602
		5,643,427
Oil, gas & consumable fuels—4.27%
Apache Corp.(1)	17,072	1,243,866
Chevron Corp.	41,526	2,744,869
EOG Resources, Inc.	75,000	4,761,000
Exxon Mobil Corp.	67,053	4,470,424
Frontier Oil Corp.(1)	163,000	2,071,730
Hess Corp.	48,050	2,632,659
Occidental Petroleum Corp.	128,774	7,248,688
Petroleo Brasileiro SA, ADR(1)	218,881	7,347,835
World Fuel Services Corp.(1)	67,500	2,573,775
		35,094,846
Pharmaceuticals—3.89%
Abbott Laboratories	159,303	6,666,831
Allergan, Inc.	162,000	7,558,920
Eli Lilly & Co.	75,300	2,478,876
Johnson & Johnson	61,867	3,239,356
Novo Nordisk A/S, ADR	90,000	4,275,900
Pfizer, Inc.	167,443	2,237,039
Teva Pharmaceutical Industries Ltd., ADR(1)	126,360	5,545,940
		32,002,862
Professional services—0.19%
Watson Wyatt Worldwide, Inc., Class A(1)	30,167	1,600,359

Road & rail—1.37%
Norfolk Southern Corp.(1)	75,831	2,705,650
Union Pacific Corp.	173,512	8,526,380
		11,232,030
Semiconductors & semiconductor equipment—2.09%
Altera Corp.(1)	235,790	3,845,735
Analog Devices, Inc.	137,560	2,927,277
Intel Corp.	267,986	4,228,819
Texas Instruments, Inc.(1)	258,600	4,670,316
Xilinx, Inc.	74,840	1,529,729
		17,201,876
Software—6.93%
Adobe Systems, Inc. *	169,200	4,627,620
BMC Software, Inc. *	69,810	2,420,312

UBS PACE Select Advisors Trust

UBS PACE Large Co Growth Equity Investments

Schedule of investments — April 30, 2009 (unaudited)

Security description	Number of shares	Value ($)
Common stocks—(concluded)
Software—(concluded)
Intuit, Inc. *	275,000	6,360,750
McAfee, Inc.(1),*	104,344	3,917,074
Microsoft Corp.	731,765	14,825,559
Oracle Corp.	901,082	17,426,926
Symantec Corp. *	429,400	7,407,150
		56,985,391
Specialty retail—4.49%
Advance Auto Parts, Inc.	59,900	2,620,625
AutoNation, Inc.(1),*	127,900	2,265,109
AutoZone, Inc.(1),*	15,353	2,554,586
Children’s Place Retail Stores, Inc.(1),*	8,500	241,740
Lowe’s Cos., Inc.	268,926	5,781,909
Ross Stores, Inc.	41,500	1,574,510
Staples, Inc.(1)	586,330	12,090,124
The Gap, Inc.	183,931	2,858,288
The Sherwin-Williams Co.(1)	31,500	1,784,160
TJX Cos., Inc.	182,710	5,110,399
		36,881,450
Textiles, apparel & luxury goods—1.33%
Carter’s, Inc. *	27,500	587,950
Coach, Inc.(1),*	133,410	3,268,545
Nike, Inc., Class B(1)	134,590	7,061,937
		10,918,432
Tobacco—0.36%
Altria Group, Inc.	35,516	579,976
Philip Morris International, Inc.	64,813	2,346,231
		2,926,207
Wireless telecommunication services—1.24%
Crown Castle International Corp.(1),*	261,100	6,402,172
Metropcs Communications, Inc.(1),*	224,430	3,835,509
		10,237,681
Total common stocks (cost—$899,169,361)		807,423,428

	Face amount ($)
Repurchase agreement—2.19%
Repurchase agreement dated 04/30/09 with State Street Bank & Trust Co., 0.010% due 05/01/09, collateralized by $18,416,165 US Treasury Bills, zero coupon due 08/20/09 to 08/27/09; (value—$18,410,640); proceeds: $18,049,005 (cost—$18,049,000)	18,049,000	18,049,000

	Number of shares
Investments of cash collateral from securities loaned—15.98%
Money market fund(2)—15.98%
UBS Private Money Market Fund LLC(3)
0.460% (cost—$131,435,199)	131,435,199	131,435,199
Total investments (cost—$1,048,653,560)(4)—116.36%		956,907,627
Liabilities in excess of other assets—(16.36)%		(134,567,714)
Net assets—100.00%		822,339,913

Aggregate cost for federal income tax purposes, which was substantially the same for book purposes, was $1,048,653,560; and net unrealized depreciation consisted of:

Gross unrealized appreciation	36,456,518
Gross unrealized depreciation	(128,202,451)
Net unrealized depreciation	(91,745,933)

*	Non-income producing security.

UBS PACE Select Advisors Trust

UBS PACE Large Co Growth Equity Investments

Schedule of investments — April 30, 2009 (unaudited)

(1)	Security, or portion thereof, was on loan at April 30, 2009.
(2)	Rates shown reflect yield at April 30, 2009.
(3)	The table below details the Portolio’s transaction activity in an affiliated issuer during the nine months ended April 30, 2009.

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for
		nine months	nine months		nine months
	Value at	ended	ended	Value at	ended
Security description	07/31/08 ($)	04/30/09 ($)	04/30/09 ($)	04/30/09 ($)	04/30/09 ($)
UBS Private Money Market Fund LLC	11,316,943	817,085,116	696,966,860	131,435,199	376,896

(4)	Includes $130,136,027 of investments in securities on loan, at value.

On August 1, 2008, the Portfolio adopted the Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Portfolio’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical investments.

Level 2 - Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3 - Unobservable inputs inclusive of the Portfolio’s own assumptions in determining the value of investments.

The following is a summary of the inputs used as of April 30, 2009 in valuing the Portfolio’s investments:

	Quoted prices in active markets for identical investments (Level 1) ($)	Significant other observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Investments, at value	807,423,428	149,484,199	—	956,907,627

In April 2009, the FASB issued FASB Staff Position No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”). FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157, when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the Portfolio’s financial statement disclosures.

Issuer breakdown by country or territory of origin

Percentage of total investments (%)
United States	92.1
Switzerland	2.5
Bermuda	1.1
Canada	0.9
Brazil	0.9
Netherlands Antilles	0.7
Israel	0.6
Denmark	0.4
United Kingdom	0.4
Germany	0.3
Australia	0.1
Total	100.0

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s semiannual report to shareholders dated January 31, 2009.

UBS PACE Select Advisors Trust

UBS PACE Small/Medium Co Value Equity Investments

Schedule of investments — April 30, 2009 (unaudited)

Security description	Number of shares	Value ($)
Common stocks—96.17%
Aerospace & defense—1.64%
BE Aerospace, Inc.*	124,250	1,340,657
Esterline Technologies Corp.*	40,250	1,060,588
Hexcel Corp.(1),*	170,000	1,630,300
Triumph Group, Inc.(1)	25,250	1,043,583
		5,075,128
Air freight & logistics—0.53%
Forward Air Corp.(1)	98,530	1,642,495

Automobiles—0.56%
Thor Industries, Inc.(1)	75,000	1,724,250

Beverages—0.83%
Constellation Brands, Inc., Class A*	221,200	2,563,708

Building products—0.48%
Apogee Enterprises, Inc.(1)	111,750	1,497,450

Capital markets—2.67%
Investment Technology Group, Inc.*	92,450	2,106,011
Janus Capital Group, Inc.(1)	482,400	4,838,472
Knight Capital Group, Inc., Class A(1),*	84,600	1,310,454
		8,254,937
Commercial banks—4.70%
Boston Private Financial Holdings, Inc.(1)	377,260	1,739,169
Cathay General Bancorp(1)	113,000	1,267,860
City National Corp.(1)	76,700	2,807,220
CVB Financial Corp.(1)	163,500	982,635
East West Bancorp, Inc.(1)	19,100	130,453
International Bancshares Corp.(1)	108,000	1,459,080
PrivateBancorp, Inc.(1)	143,100	2,897,775
Synovus Financial Corp.(1)	261,000	843,030
Zions Bancorporation(1)	218,000	2,382,740
		14,509,962
Commercial services & supplies—2.42%
ATC Technology Corp.*	85,000	1,350,650
Copart, Inc.(1),*	41,000	1,286,990
Interface, Inc., Class A	255,100	1,477,029
Schawk, Inc.(1)	147,980	1,063,976
United Stationers, Inc.*	70,000	2,291,100
		7,469,745
Communications equipment—0.28%
Avocent Corp.(1),*	59,350	857,014

Computers & peripherals—1.23%
Avid Technology, Inc.(1),*	179,970	1,992,268

UBS PACE Select Advisors Trust

UBS PACE Small/Medium Co Value Equity Investments

Schedule of investments — April 30, 2009 (unaudited)

Security description	Number of shares	Value ($)
Common stocks—(continued)
Computers & peripherals—(concluded)
Electronics for Imaging, Inc.*	184,760	1,814,343
		3,806,611
Construction & engineering—2.02%
EMCOR Group, Inc.(1),*	111,750	2,323,283
Perini Corp.(1),*	131,850	2,281,005
Pike Electric Corp.(1),*	157,000	1,629,660
		6,233,948
Consumer finance—1.81%
EzCORP, Inc., Class A(1),*	157,700	1,953,903
First Cash Financial Services, Inc.(1),*	88,550	1,455,762
World Acceptance Corp.(1),*	73,200	2,172,576
		5,582,241
Containers & packaging—0.49%
Greif, Inc.	33,600	1,521,072

Diversified consumer services—0.38%
Sotheby’s(1)	100,500	1,166,805

Diversified telecommunication services—0.66%
General Communication, Inc., Class A(1),*	265,000	2,029,900

Electrical equipment—2.07%
AMETEK, Inc.(1)	73,000	2,351,330
Brady Corp., Class A(1)	191,300	4,030,691
		6,382,021
Electric utilities—1.04%
El Paso Electric Co.*	100,000	1,380,000
NV Energy, Inc.	177,900	1,823,475
		3,203,475
Electronic equipment, instruments & components—3.45%
Anixter International, Inc.(1),*	89,500	3,560,310
Arrow Electronics, Inc.*	48,850	1,110,849
Benchmark Electronics, Inc.*	77,150	935,829
Ingram Micro, Inc., Class A*	71,500	1,038,180
Jabil Circuit, Inc.(1)	205,000	1,660,500
Plexus Corp.*	106,000	2,347,900
		10,653,568
Energy equipment & services—2.02%
Oceaneering International, Inc.*	37,500	1,708,875
Oil States International, Inc.(1),*	104,200	1,969,380
TETRA Technologies, Inc.*	200,000	1,144,000

UBS PACE Select Advisors Trust

UBS PACE Small/Medium Co Value Equity Investments

Schedule of investments — April 30, 2009 (unaudited)

Security description	Number of shares	Value ($)
Common stocks—(continued)
Energy equipment & services—(concluded)
Tidewater, Inc.(1)	32,600	1,409,950
		6,232,205
Food & staples retailing—1.12%
Ruddick Corp.(1)	60,050	1,540,883
Spartan Stores, Inc.(1)	118,030	1,920,348
		3,461,231
Food products—2.89%
Brooklyn Cheesecake & Desserts Co., Inc.(2),*	34,680	5,202
Flowers Foods, Inc.(1)	79,580	1,838,298
J&J Snack Foods Corp.	59,320	2,299,243
J.M. Smucker Co.(1)	63,000	2,482,200
Ralcorp Holdings, Inc.*	40,000	2,286,400
		8,911,343
Gas utilities—0.91%
Atmos Energy Corp.	113,700	2,809,527

Health care equipment & supplies—2.09%
Cooper Cos., Inc.(1)	48,500	1,394,375
Hospira, Inc.*	109,500	3,599,265
ICU Medical, Inc.(1),*	38,500	1,447,600
		6,441,240
Health care providers & services—5.02%
Amedisys, Inc.(1),*	40,500	1,358,370
AMERIGROUP Corp.*	108,950	3,254,336
AMN Healthcare Services, Inc.(1),*	251,000	1,729,390
Chemed Corp.(1)	48,000	2,031,840
Emergency Medical Services Corp., Class A*	55,000	1,916,200
Healthspring, Inc.*	171,500	1,582,945
LifePoint Hospitals, Inc.(1),*	62,600	1,618,210
Res-Care, Inc.(1),*	124,300	1,991,286
		15,482,577
Health care technology—1.06%
IMS Health, Inc.	261,100	3,279,416

Hotels, restaurants & leisure—4.24%
Burger King Holdings, Inc.	98,000	1,601,320
International Game Technology	254,900	3,148,015
Jack in the Box, Inc.(1),*	91,250	2,243,837
Papa John’s International, Inc.*	84,000	2,229,360
Royal Caribbean Cruises Ltd.(1)	261,600	3,853,368
		13,075,900
Household durables—1.83%
Black & Decker Corp.	33,500	1,350,050
Mohawk Industries, Inc.(1),*	25,100	1,187,481

UBS PACE Select Advisors Trust

UBS PACE Small/Medium Co Value Equity Investments

Schedule of investments — April 30, 2009 (unaudited)

Security description	Number of shares	Value ($)
Common stocks—(continued)
Household durables—(concluded)
Newell Rubbermaid, Inc.	298,400	3,118,280
		5,655,811
Household products—0.75%
Energizer Holdings, Inc.(1),*	40,400	2,314,920

Industrial conglomerates—0.30%
Carlisle Cos., Inc.(1)	40,750	927,063

Insurance—6.24%
American Financial Group, Inc.	48,450	851,751
Argo Group International Holdings, Ltd.*	49,900	1,396,701
Aspen Insurance Holdings Ltd.	114,400	2,697,552
Delphi Financial Group, Inc., Class A	73,200	1,264,164
Hartford Financial Services Group, Inc.(1)	140,000	1,605,800
HCC Insurance Holdings, Inc.(1)	133,151	3,184,972
Horace Mann Educators Corp.	178,000	1,562,840
Markel Corp.*	4,650	1,334,550
Navigators Group, Inc.*	46,350	2,103,363
Selective Insurance Group, Inc.	113,000	1,667,880
StanCorp Financial Group, Inc.	57,450	1,575,853
		19,245,426
Internet software & services—0.88%
DealerTrack Holdings, Inc.(1),*	178,000	2,702,040

IT services—5.25%
CACI International, Inc., Class A*	61,400	2,428,370
Hewitt Associates, Inc., Class A(1),*	113,600	3,562,496
ManTech International Corp., Class A*	31,750	1,149,033
MAXIMUS, Inc.(1)	67,350	2,716,225
Syntel, Inc.(1)	66,550	1,844,766
Unisys Corp.(1),*	670,000	817,400
VeriFone Holdings, Inc.(1),*	490,500	3,683,655
		16,201,945
Leisure equipment & products—0.59%
RC2 Corp.*	160,000	1,809,600

Life sciences tools & services—2.43%
Bio-Rad Laboratories, Inc., Class A*	69,900	4,871,331
Covance, Inc.(1),*	27,000	1,060,560
PerkinElmer, Inc.	108,350	1,578,659
		7,510,550
Machinery—2.84%
Barnes Group, Inc.(1)	93,900	1,329,624
Crane Co.	70,250	1,622,072
IDEX Corp.	105,500	2,663,875
Kennametal, Inc.(1)	54,850	1,121,683

UBS PACE Select Advisors Trust

UBS PACE Small/Medium Co Value Equity Investments

Schedule of investments — April 30, 2009 (unaudited)

Security description	Number of shares	Value ($)
Common stocks—(continued)
Machinery—(concluded)
Timken Co.	53,000	852,240
Watts Water Technologies, Inc., Class A(1)	53,000	1,179,780
		8,769,274
Marine—1.10%
Genco Shipping & Trading Ltd.(1)	97,600	1,864,160
Kirby Corp.*	49,950	1,541,457
		3,405,617
Media—4.77%
CBS Corp., Class B(1)	658,400	4,635,136
Central European Media Enterprises Ltd., Class A(1),*	83,500	1,370,235
Gannett Co., Inc.(1)	743,700	2,907,867
Interpublic Group of Cos., Inc.(1),*	589,800	3,692,148
Meredith Corp.(1)	84,700	2,124,276
		14,729,662
Multiline retail—1.83%
Big Lots, Inc.(1),*	107,200	2,963,008
Nordstrom, Inc.(1)	118,300	2,677,129
		5,640,137
Oil, gas & consumable fuels—1.09%
Holly Corp.(1)	77,050	1,614,968
Quicksilver Resources, Inc.(1),*	215,000	1,747,950
		3,362,918
Paper & forest products—0.69%
Glatfelter	185,500	1,647,240
Neenah Paper, Inc.	97,900	490,479
		2,137,719
Personal products—0.78%
NBTY, Inc.(1),*	92,450	2,395,380

Pharmaceuticals—1.52%
Endo Pharmaceuticals Holdings, Inc.(1),*	83,700	1,384,398
Medicis Pharmaceutical Corp., Class A(1)	107,450	1,726,722
Perrigo Co.(1)	60,700	1,573,344
		4,684,464
Professional services—2.77%
Dun & Bradstreet Corp.	17,500	1,424,500
Equifax, Inc.	121,400	3,540,024
Resources Connection, Inc.*	108,500	2,121,175
School Specialty, Inc.(1),*	78,000	1,464,060
		8,549,759
Real estate investment trusts (REITs)—0.96%
BioMed Realty Trust, Inc.(1)	91,850	1,048,009

UBS PACE Select Advisors Trust

UBS PACE Small/Medium Co Value Equity Investments

Schedule of investments — April 30, 2009 (unaudited)

Security description	Number of shares	Value ($)
Common stocks—(concluded)
Real estate investment trusts (REITs)—(concluded)
DiamondRock Hospitality Co.(1)	194,150	1,260,033
Entertainment Properties Trust(1)	28,350	655,169
		2,963,211
Real estate management & development—2.46%
CB Richard Ellis Group, Inc., Class A(1),*	484,200	3,631,500
Jones Lang LaSalle, Inc.(1)	122,300	3,946,621
		7,578,121
Road & rail—0.66%
Landstar System, Inc.(1)	57,000	2,029,770

Semiconductors & semiconductor equipment—1.43%
Entegris, Inc.*	1,560,000	2,308,800
Varian Semiconductor Equipment Associates, Inc.(1),*	82,000	2,098,380
		4,407,180
Software—2.00%
JDA Software Group, Inc.*	170,700	2,408,577
Manhattan Associates, Inc.(1),*	64,650	1,074,483
MSC. Software Corp.(1),*	213,000	1,307,820
Solera Holdings, Inc.*	60,000	1,369,200
		6,160,080
Specialty retail—4.55%
Borders Group, Inc.(1),*	982,000	2,680,860
Group 1 Automotive, Inc.(1)	161,600	3,442,080
Gymboree Corp.(1),*	149,150	5,130,760
Tiffany & Co.(1)	96,400	2,789,816
		14,043,516
Textiles, apparel & luxury goods—1.08%
Skechers USA, Inc., Class A*	126,100	1,475,370
UniFirst Corp.	8,680	323,677
Volcom, Inc.(1),*	113,000	1,524,370
		3,323,417
Trading companies & distributors—0.39%
Applied Industrial Technologies, Inc.(1)	48,700	1,095,750
Huttig Building Products, Inc.(2),*	162,000	105,300
		1,201,050
Wireless Telecommunication Services—0.37%
iPCS, Inc.*	78,000	1,132,560
Total common stocks (cost—$367,643,488)		296,748,959

Preferred stock—0.32%
Commercial banks - 0.32%
East West Bancorp, Inc.,(2),(3) (cost—$2,188,000)	2,188	979,305

UBS PACE Select Advisors Trust

UBS PACE Small/Medium Co Value Equity Investments

Schedule of investments — April 30, 2009 (unaudited)

	Face amount ($)	Value ($)
Repurchase agreement—3.12%

Repurchase agreement dated 04/30/09 with State Street Bank & Trust Co., 0.010% due 05/01/09 collateralized by $9,817,737 US Treasury Bills, zero coupon due 08/20/09 to 08/27/09; (value—$9,814,792); proceeds: $9,622,003

(cost—$9,622,000)	9,622,000	9,622,000

	Number of shares
Investments of cash collateral from securities loaned—28.39%
Money market fund(4)—28.39%
UBS Private Money Market Fund LLC(5)
0.460% (cost—$87,615,249)	87,615,249	87,615,249
Total investments (cost—$467,068,737)(6)—128.00%		394,965,513
Liabilities in excess of other assets—(28.00)%		(86,399,149)
Net assets—100.00%		308,566,364

Aggregate cost for federal income tax purposes, which was substantially the same for book purposes, was $467,068,737; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$21,292,516
Gross unrealized depreciation	(93,395,740)
Net unrealized depreciation	$(72,103,224)

*	Non-income producing security.
(1)	Security, or portion thereof, was on loan at April 30, 2009.
(2)	Illiquid securities representing 0.35% of net assets as of April 30, 2009.
(3)	Non cumulative preferred stock. Convertible until 12/31/49.
(4)	Rate shown reflects yield at April 30, 2009.
(5)	The table below details the Portolio’s transaction activity in an affiliated issuer during the nine months ended April 30, 2009.

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for
		nine months	nine months		nine months
	Value at	ended	ended	Value at	ended
Security description	07/31/08 ($)	04/30/09 ($)	04/30/09 ($)	04/30/09 ($)	04/30/09 ($)
UBS Private Money Market Fund LLC	75,003,218	301,861,342	289,249,311	87,615,249	406,431

(6)	Includes $86,507,328 of investments in securities on loan, at value.

UBS PACE Select Advisors Trust

UBS PACE Small/Medium Co Value Equity Investments

Schedule of investments — April 30, 2009 (unaudited)

On August 1, 2008, the Portfolio adopted the Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Portfolio’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical investments.
Level 2 - Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.
Level 3 - Unobservable inputs inclusive of the Portfolio’s own assumptions in determining the value of investments.

The following is a summary of the inputs used as of April 30, 2009 in valuing the Portfolio’s investments:

	Quoted prices in active markets for identical investments (Level 1) ($)	Significant other observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Investments, at value	296,638,457	98,327,056	—	394,965,513

In April 2009, the FASB issued FASB Staff Position No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”). FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157, when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the Portfolio’s financial statement disclosures.

Issuer breakdown by country or territory of origin

Percentage of total investments (%)
United States	96.3
Bermuda	1.8
Liberia	1.3
Marshall Islands	0.6
Total	100.0

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s semiannual report to shareholders dated January 31, 2009.

UBS PACE Select Advisors Trust

UBS PACE Small/Medium Co Growth Equity Investments

Schedule of investments — April 30, 2009 (unaudited)

Security description	Number of shares	Value ($)
Common stocks—97.65%
Aerospace & defense—1.01%
Orbital Sciences Corp.(1),*	110,300	1,705,238
TransDigm Group, Inc.*	41,798	1,468,782
		3,174,020
Air freight & logistics—1.31%
Atlas Air Worldwide Holdings, Inc.*	52,588	1,396,211
Dynamex, Inc.(1),*	40,000	588,400
Forward Air Corp.(1)	41,000	683,470
Hub Group, Inc., Class A*	63,232	1,454,336
		4,122,417
Auto components—0.64%
Gentex Corp.(1)	150,000	2,005,500

Biotechnology—3.51%
Acorda Therapeutics, Inc.(1),*	30,115	597,180
Alexion Pharmaceuticals, Inc.(1),*	57,024	1,905,742
Cephalon, Inc.(1),*	20,814	1,365,607
Cepheid, Inc.(1),*	171,000	1,658,700
Dendreon Corp.*	41,689	883,807
Isis Pharmaceuticals, Inc.(1),*	49,125	770,280
Myriad Genetics, Inc.(1),*	15,060	584,177
Onyx Pharmaceuticals, Inc.(1),*	27,385	709,272
OSI Pharmaceuticals, Inc.(1),*	21,900	735,183
United Therapeutics Corp.(1),*	11,700	734,877
Vertex Pharmaceuticals, Inc.(1),*	36,531	1,125,885
		11,070,710
Capital markets—3.01%
Affiliated Managers Group, Inc.(1),*	70,809	4,025,492
Greenhill & Co., Inc.(1)	7,674	594,965
Investment Technology Group, Inc.*	53,745	1,224,311
Lazard Ltd., Class A(1)	43,685	1,192,600
Raymond James Financial, Inc.(1)	62,020	973,094
SEI Investments Co.	106,759	1,497,829
		9,508,291
Chemicals—2.09%
Intrepid Potash, Inc.(1),*	108,340	2,674,915
Landec Corp.(1),*	115,500	780,780
Lubrizol Corp.	58,320	2,520,590
Zoltek Companies, Inc.(1),*	80,000	629,600
		6,605,885
Commercial banks—0.65%
IBERIABANK Corp.	23,950	1,094,036
Signature Bank(1),*	34,933	949,828
		2,043,864
Commercial services & supplies—3.79%
Cenveo, Inc.(1),*	248,450	1,172,684
EnergySolutions, Inc.	189,525	1,838,392
G & K Services, Inc., Class A(1)	42,000	1,048,740

UBS PACE Select Advisors Trust

UBS PACE Small/Medium Co Growth Equity Investments

Schedule of investments — April 30, 2009 (unaudited)

Security description	Number of shares	Value ($)
Common stocks—(continued)
Commercial services & supplies—(concluded)
Innerworkings, Inc.(1),*	104,000	525,200
Mobile Mini, Inc.(1),*	51,000	698,700
Ritchie Brothers Auctioneers, Inc.(1)	47,414	1,062,074
Rollins, Inc.	140,000	2,520,000
Stericycle, Inc.*	25,044	1,179,072
Waste Connections, Inc.*	74,269	1,914,655
		11,959,517
Communications equipment—4.31%
Arris Group, Inc.*	187,760	2,003,399
Blue Coat Systems, Inc.*	61,643	817,386
Brocade Communications Systems, Inc.(1),*	314,000	1,814,920
CommScope, Inc.(1),*	92,146	2,312,865
Digi International, Inc.*	179,000	1,301,330
F5 Networks, Inc.(1),*	91,980	2,508,294
Polycom, Inc.(1),*	92,370	1,721,777
Riverbed Technology, Inc.(1),*	61,450	1,125,764
		13,605,735
Computers & peripherals—1.35%
Data Domain, Inc.(1),*	151,190	2,506,730
NetApp, Inc.*	56,127	1,027,124
Stratasys, Inc.(1),*	77,500	725,400
		4,259,254
Construction & engineering—0.37%
MasTec, Inc.*	94,400	1,180,944

Construction materials—0.39%
Eagle Materials, Inc.	43,819	1,218,168

Containers & packaging—1.03%
Greif, Inc.	31,424	1,422,564
Silgan Holdings, Inc.	39,350	1,829,382
		3,251,946
Distributors—0.64%
LKQ Corp.(1),*	119,000	2,020,620

Diversified consumer services—2.02%
Bridgepoint Education, Inc.*	100,800	1,093,680
Capella Education Co.(1),*	24,757	1,272,015
DeVry, Inc.(1)	35,524	1,511,901
New Oriental Education & Technology Group, Inc., ADR(1),*	15,311	811,177
Strayer Education, Inc.(1)	6,283	1,190,063
Universal Technical Institute, Inc.(1),*	36,000	512,640
		6,391,476
Diversified financial services—1.69%
IntercontinentalExchange, Inc.*	9,337	817,921
MSCI, Inc., Class A*	118,816	2,493,948
Portfolio Recovery Associates, Inc.(1),*	58,000	2,028,260
		5,340,129
Electrical equipment—2.81%
AMETEK, Inc.	35,900	1,156,339

UBS PACE Select Advisors Trust

UBS PACE Small/Medium Co Growth Equity Investments

Schedule of investments — April 30, 2009 (unaudited)

Security description	Number of shares	Value ($)
Common stocks—(continued)
Electrical equipment—(concluded)
Energy Conversion Devices, Inc.(1),*	39,700	729,686
General Cable Corp.(1),*	131,890	3,579,495
Regal-Beloit Corp.(1)	46,254	1,879,300
SunPower Corp. Class B*	60,800	1,541,888
		8,886,708
Electric utilities—0.20%
ITC Holdings Corp.	14,455	629,226

Electronic equipment, instruments & components—2.11%
Dolby Laboratories, Inc., Class A*	77,323	3,102,972
Echelon Corp.(1),*	88,500	704,460
FARO Technologies, Inc.(1),*	40,000	606,400
Napco Security Systems, Inc.*	103,200	137,256
National Instruments Corp.(1)	96,500	2,126,860
		6,677,948
Energy equipment & services—1.08%
Atwood Oceanics, Inc.(1),*	71,523	1,596,393
Smith International, Inc.(1)	18,834	486,859
Superior Energy Services, Inc.*	69,458	1,334,288
		3,417,540
Food & staples retailing—1.07%
BJ’s Wholesale Club, Inc.(1),*	31,040	1,034,874
United Natural Foods, Inc.*	102,500	2,334,950
		3,369,824
Food products—0.27%
Hain Celestial Group, Inc.(1),*	52,000	867,880

Health care equipment & supplies—6.34%
Abaxis, Inc.(1),*	48,000	725,760
AngioDynamics, Inc.*	128,500	1,628,095
Beckman Coulter, Inc.	24,150	1,269,324
Conceptus, Inc.(1),*	56,719	767,975
Cooper Cos., Inc.(1)	53,525	1,538,844
Haemonetics Corp.*	12,859	663,910
Intuitive Surgical, Inc.(1),*	12,081	1,736,402
Inverness Medical Innovations, Inc.*	41,100	1,327,119
Neogen Corp.(1),*	76,000	1,722,920
NuVasive, Inc.(1),*	39,449	1,495,117
ResMed, Inc.(1),*	95,088	3,656,134
Somanetics Corp.(1),*	53,000	859,130
SurModics, Inc.(1),*	22,000	477,400
Thoratec Corp.*	32,210	936,023
West Pharmaceutical Services, Inc.(1)	36,690	1,197,928
		20,002,081
Health care providers & services—4.47%
Amedisys, Inc.*	30,600	1,026,324
Centene Corp.*	59,920	1,100,731
Chemed Corp.(1)	60,500	2,560,965
Community Health Systems, Inc.(1),*	71,000	1,621,640
HMS Holdings Corp.(1),*	20,137	603,707
IPC The Hospitalist Co.*	43,000	788,190
MEDNAX, Inc.*	45,000	1,615,500
Omnicare, Inc.(1)	75,685	1,945,861
PSS World Medical, Inc.(1),*	65,900	956,868
Psychiatric Solutions, Inc.*	97,200	1,884,708
		14,104,494

UBS PACE Select Advisors Trust

UBS PACE Small/Medium Co Growth Equity Investments

Schedule of investments — April 30, 2009 (unaudited)

Security description	Number of shares	Value ($)
Common stocks—(continued)
Health care technology—1.07%
Allscripts Healthcare Solutions, Inc.(1)	202,600	2,516,292
Cerner Corp.(1),*	16,193	871,183
		3,387,475
Hotels, restaurants & leisure—4.22%
Buffalo Wild Wings, Inc.(1),*	29,279	1,143,052
Burger King Holdings, Inc.(1)	106,334	1,737,498
Cheesecake Factory, Inc.(1),*	86,000	1,493,820
Darden Restaurants, Inc.(1)	23,138	855,412
P.F. Chang’s China Bistro, Inc.(1),*	27,874	841,237
Panera Bread Co., Class A(1),*	15,051	843,007
Penn National Gaming, Inc.*	29,905	1,017,368
Scientific Games Corp., Class A(1),*	308,966	5,403,815
		13,335,209
Internet & catalog retail—1.45%
Priceline.com, Inc.(1),*	47,072	4,570,221

Internet software & services—3.30%
Akamai Technologies, Inc.(1),*	131,284	2,890,874
Bankrate, Inc.(1),*	46,845	1,171,125
DealerTrack Holdings, Inc.(1),*	77,000	1,168,860
Equinix, Inc.(1),*	32,213	2,262,319
MercadoLibre, Inc.*	44,467	1,215,283
VistaPrint Ltd.(1),*	49,915	1,714,580
		10,423,041
IT services—2.60%
Alliance Data Systems Corp.(1),*	23,498	983,861
Cass Information Systems, Inc.(1)	38,500	1,298,605
Cognizant Technology Solutions Corp., Class A*	81,647	2,024,029
Forrester Research, Inc.*	52,000	1,321,320
MAXIMUS, Inc.(1)	34,000	1,371,220
SAIC, Inc.*	66,139	1,197,116
		8,196,151
Life sciences tools & services—2.85%
ICON PLC, ADR*	68,600	1,086,624
Illumina, Inc.(1),*	48,629	1,816,293
Life Technologies Corp.*	66,676	2,487,015
MEDTOX Scientific, Inc.(1),*	37,000	300,070
Pharmaceutical Product Development, Inc.	48,700	955,007
QIAGEN N.V.(1),*	44,249	729,224
Techne Corp.	28,500	1,630,770
		9,005,003
Machinery—1.90%
IDEX Corp.	78,512	1,982,428
Kaydon Corp.(1)	40,305	1,288,148
Middleby Corp.(1),*	26,300	1,151,151
Wabtec Corp.(1)	41,066	1,566,257
		5,987,984
Media—0.31%
Marvel Entertainment, Inc.(1),*	33,100	987,704

UBS PACE Select Advisors Trust

UBS PACE Small/Medium Co Growth Equity Investments

Schedule of investments — April 30, 2009 (unaudited)

Security description	Number of shares	Value ($)
Common stocks—(continued)
Oil, gas & consumable fuels—4.12%
Arena Resources, Inc.(1),*	48,870	1,401,103
Concho Resources, Inc.(1),*	63,657	1,745,475
Denbury Resources, Inc.*	114,553	1,864,923
EXCO Resources, Inc.*	82,449	971,249
Foundation Coal Holdings, Inc.	92,300	1,498,952
Petrohawk Energy Corp.(1),*	84,975	2,005,410
Plains Exploration & Production Co.*	119,485	2,254,682
Whiting Petroleum Corp.*	38,751	1,269,483
		13,011,277
Personal products—0.12%
USANA Health Sciences, Inc.(1),*	16,000	382,560

Pharmaceuticals—0.35%
Medicis Pharmaceutical Corp., Class A(1)	68,000	1,092,760

Professional services—3.78%
CoStar Group, Inc.(1),*	24,500	907,725
Dun & Bradstreet Corp.	21,846	1,778,264
FTI Consulting, Inc.(1),*	20,962	1,150,395
Huron Consulting Group, Inc.*	57,316	2,748,302
IHS, Inc., Class A(1),*	44,056	1,822,156
Monster Worldwide, Inc.(1),*	100,411	1,385,672
Resources Connection, Inc.*	109,500	2,140,725
		11,933,239
Road & rail—2.14%
J.B. Hunt Transport Services, Inc.(1)	34,997	984,116
Kansas City Southern(1),*	100,385	1,530,871
Landstar System, Inc.(1)	68,030	2,422,548
Old Dominion Freight Line, Inc.(1),*	64,300	1,810,045
		6,747,580
Semiconductors & semiconductor equipment—6.41%
Atheros Communications(1),*	61,246	1,054,656
Atmel Corp.*	642,230	2,466,163
Cabot Microelectronics Corp.(1),*	36,000	1,037,160
Cypress Semiconductor Corp.*	125,240	993,153
Microchip Technology, Inc.(1)	51,021	1,173,483
ON Semiconductor Corp.(1),*	668,515	3,623,352
PMC-Sierra, Inc.*	163,673	1,296,290
Power Integrations, Inc.(1)	58,000	1,235,400
Rudolph Technologies, Inc.*	50,000	261,500
Semtech Corp.*	132,000	1,903,440
Silicon Laboratories, Inc.(1),*	42,795	1,423,362
Skyworks Solutions, Inc.*	92,898	821,219
Varian Semiconductor Equipment Associates, Inc.(1),*	68,975	1,765,070
Xilinx, Inc.	57,987	1,185,254
		20,239,502
Software—7.01%
ANSYS, Inc.*	25,000	690,500
Citrix Systems, Inc.*	57,350	1,636,196
Commvault Systems, Inc.(1),*	97,150	1,209,518
Concur Technologies, Inc.(1),*	24,000	649,680
Guidance Software, Inc.*	86,000	316,480

UBS PACE Select Advisors Trust

UBS PACE Small/Medium Co Growth Equity Investments

Schedule of investments — April 30, 2009 (unaudited)

Security description	Number of shares	Value ($)
Common stocks—(concluded)
Software—(concluded)
Informatica Corp.*	147,179	2,340,146
Macrovision Solutions Corp.(1),*	63,362	1,281,180
Manhattan Associates, Inc.*	52,600	874,212
McAfee, Inc.(1),*	40,300	1,512,862
Nuance Communications, Inc.(1),*	302,269	4,035,291
Quest Software, Inc.*	129,750	1,885,267
Solera Holdings, Inc.*	64,114	1,463,081
Sybase, Inc.(1),*	73,671	2,501,867
Ultimate Software Group, Inc.(1),*	73,000	1,367,290
Verint Systems, Inc.*	69,205	384,088
		22,147,658
Specialty retail—5.06%
Aeropostale, Inc.(1),*	103,175	3,504,855
American Eagle Outfitters, Inc.	73,602	1,090,782
Chico’s FAS, Inc.*	155,800	1,190,312
Guess?, Inc.	126,852	3,303,226
Gymboree Corp.*	45,020	1,548,688
Hibbett Sports, Inc.(1),*	54,530	1,136,950
J. Crew Group, Inc.(1),*	72,200	1,242,562
Ross Stores, Inc.(1)	30,300	1,149,582
Urban Outfitters, Inc.*	92,720	1,807,113
		15,974,070
Textiles, apparel & luxury goods—1.44%
Phillips-Van Heusen Corp.	97,844	2,840,411
The Warnaco Group, Inc.*	58,887	1,698,301
		4,538,712
Trading companies & distributors—0.54%
Beacon Roofing Supply, Inc.(1),*	108,000	1,717,200

Transportation infrastructure—0.85%
Aegean Marine Petroleum Network, Inc.(1)	177,772	2,693,246

Wireless telecommunication services—1.97%
Leap Wireless International, Inc.(1),*	74,875	2,700,741
SBA Communications Corp., Class A(1),*	139,505	3,515,526
		6,216,267
Total common stocks (cost—$319,915,544)		308,301,036

Investment company—0.39%
iShares Russell 2000 Growth Index Fund(1) (cost—$1,222,661)	23,638	1,247,850

Face amount ($)
Repurchase agreement—2.62%
Repurchase agreement dated 04/30/09 with State Street Bank & Trust Co., 0.010% due 05/01/09, collateralized by $8,432,112 US Treasury Bills, zero coupon due 08/20/09 to 08/27/09; (value—$8,429,582); proceeds: $8,264,002 (cost—$8,264,000)	8,264,000	8,264,000

UBS PACE Select Advisors Trust

UBS PACE Small/Medium Co Growth Equity Investments

Schedule of investments — April 30, 2009 (unaudited)

	Number of shares	Value ($)
Investments of cash collateral from securities loaned—28.22%
Money market fund(2)—28.22%
UBS Private Money Market Fund LLC(3)
0.460% (cost—$89,094,266)	89,094,266	89,094,266
Total investments(4) (cost—$418,496,471)—128.88%		406,907,152
Liabilities in excess of other assets—(28.88)%		(91,180,189)
Net assets—100.00%		315,726,963

Aggregate cost for federal income tax purposes, which was substantially the same for book purposes, was $418,496,471; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$32,486,829
Gross unrealized depreciation	(44,076,148)
Net unrealized depreciation	$(11,589,319)

*	Non-income producing security.
(1)	Security, or portion thereof, was on loan at April 30, 2009.
(2)	The table below details the Portolio’s transaction activity in an affiliated issuer during the nine months ended April 30, 2009.

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
		nine months	nine months		nine months
	Value at	ended	ended	Value at	ended
Security description	07/31/08 ($)	04/30/09 ($)	04/30/09 ($)	04/30/09 ($)	04/30/09 ($)
UBS Private Money Market Fund LLC	57,474,628	221,835,562	190,215,924	89,094,266	641,268

(3)	Rates shown reflect yield at April 30, 2009.
(4)	Includes $85,987,470 of investments in securities on loan, at value.

ADR	American Depositary Receipt

On August 1, 2008, the Portfolio adopted the Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Portfolio’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical investments.

Level 2 - Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3 - Unobservable inputs inclusive of the Portfolio’s own assumptions in determining the value of investments.

The following is a summary of the inputs used as of April 30, 2009 in valuing the Portfolio’s investments:

	Quoted prices in active markets for identical investments (Level 1) ($)	Significant other observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Investments, at value	309,548,886	97,358,266	—	406,907,152

In April 2009, the FASB issued FASB Staff Position No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”). FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157, when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the Portfolio’s financial statement disclosures.

Issuer breakdown by country of origin

Percentage of total investments (%)
United States	97.6
Bermuda	0.7
Marshall Islands	0.7
Ireland	0.3
Canada	0.3
Cayman Island	0.2
Netherlands	0.2
Total	100.0

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s semiannual report to shareholders dated January 31, 2009.

UBS PACE Select Advisors Trust

UBS PACE International Equity Investments

Industry diversification — (unaudited)

As a percentage of net assets as of April 30, 2009

Common stocks
Aerospace & defense	1.05%
Air freight & logistics	0.06
Airlines	0.17
Auto components	0.96
Automobiles	2.12
Beverages	1.05
Biotechnology	0.76
Building products	1.24
Capital markets	1.33
Chemicals	1.87
Commercial banks	12.28
Commercial services & supplies	0.60
Communications equipment	0.15
Computers & peripherals	0.80
Construction & engineering	0.41
Construction materials	0.26
Consumer finance	0.07
Containers & packaging	0.36
Diversified consumer services	0.12
Diversified financial services	0.65
Diversified telecommunication services	7.34
Electric utilities	4.23
Electrical equipment	1.40
Electronic equipment, instruments & components	0.17
Energy equipment & services	0.06
Food & staples retailing	3.98
Food products	3.95
Gas utilities	0.19
Health care equipment & supplies	0.08
Health care providers & services	0.07
Hotels, restaurants & leisure	1.46
Household durables	1.27
Household products	1.16
Independent power producers & energy traders	0.72
Industrial conglomerates	1.32
Insurance	4.79
IT services	0.30
Machinery	0.93
Marine	0.13
Media	0.85
Metals & mining	3.84
Multi-utilities	2.20
Office electronics	2.29
Oil, gas & consumable fuels	9.98
Paper & forest products	0.36
Personal products	0.06
Pharmaceuticals	8.79
Real estate management & development	2.26
Road & rail	1.05
Semiconductors & semiconductor equipment	1.47
Software	0.86
Specialty retail	1.13
Textiles, apparel & luxury goods	0.01
Tobacco	0.44
Trading companies & distributors	0.89
Water utilities	0.05
Wireless telecommunication services	2.33
Total common stocks	98.72
Preferred stocks
Automobiles	0.09
Multi-utilities	0.11
Total preferred stocks	0.20
Rights	0.01
Repurchase agreement	0.58
Investments of cash collateral from securities loaned	20.65
Liabilities in excess of other assets	(20.16)
Net assets	100.0%

UBS PACE Select Advisors Trust

UBS PACE International Equity Investments

Schedule of investments — April 30, 2009 (unaudited)

Security description	Number of shares	Value ($)
Common stocks—98.72%
Australia—7.27%
Amcor Ltd.	695,665	2,421,702
Australia & New Zealand Banking Group Ltd.	46,138	533,140
BHP Billiton Ltd.	108,714	2,628,593
Commonwealth Bank of Australia	19,924	508,385
CSL Ltd.	190,935	4,776,188
Foster’s Group Ltd.	1,828,894	7,004,614
Macquarie Group Ltd.(1)	24,730	601,720
National Australia Bank Ltd.	444,526	6,664,713
Newcrest Mining Ltd.	245,405	5,339,742
Origin Energy Ltd.	43,372	513,471
Qantas Airways Ltd.	454,085	653,412
Rio Tinto Ltd.	24,945	1,168,037
Santos Ltd.	40,305	480,969
Telstra Corp. Ltd.	3,755,815	9,089,363
Wesfarmers Ltd.(1)	291,619	4,798,188
Westpac Banking Corp.	55,704	777,271
Woodside Petroleum Ltd.	18,994	529,793
Total Australia common stocks		48,489,301

Austria—0.13%
Intercell AG(1),*	10,468	277,004
Vienna Insurance Group(1)	14,019	551,448
Total Austria common stocks		828,452

Belgium—0.26%
Delhaize Group	10,714	725,796
Fortis	407,261	1,013,032
Fortis STRIP VVPR*	151,262	200
Total Belgium common stocks		1,739,028

Bermuda—0.54%
Catlin Group Ltd.	49,735	258,985
Esprit Holdings Ltd.	74,869	462,253
Jardine Matheson Holdings Ltd.	128,000	2,905,600
Total Bermuda common stocks		3,626,838

Brazil—0.67%
Petroleo Brasileiro SA-Petrobas, ADR	164,500	4,438,210

China—1.55%
Bank of China Ltd., Class H	14,117,000	5,282,456
China Life Insurance Co., Class H	1,425,000	5,056,419
Total China common stocks		10,338,875

Czech Republic—0.78%
CEZ	125,653	5,225,845

Denmark—0.17%
Novo-Nordisk A/S, Class B	23,978	1,147,813

UBS PACE Select Advisors Trust

UBS PACE International Equity Investments

Schedule of investments — April 30, 2009 (unaudited)

Security description	Number of shares	Value ($)
Common stocks—(continued)
Finland—0.62%
Nokia Oyj	69,339	1,002,745
TietoEnator Oyj	17,853	231,489
UPM-Kymmene Oyj	267,641	2,418,610
YIT Oyj(1)	49,611	477,861
Total Finland common stocks		4,130,705

France—10.46%
Alstom	78,684	4,979,947
Altran Technologies SA*	23,694	80,349
Arkema(1)	24,877	577,325
Atos Origin SA	19,517	606,452
AXA SA(1),*	28,089	473,662
BNP Paribas SA	8,165	434,825
Carrefour SA(1)	215,872	8,822,807
Casino Guichard-Perrachon SA(1)	65,614	4,129,735
Cie de Saint-Gobain(1)	184,527	6,695,748
Compagnie Generale des Etablissements Michelin(1)	20,689	1,067,434
France Telecom(1)	496,286	11,077,446
GDF Suez(1)	155,727	5,624,956
GDF Suez, STRIP VVPR*	23,226	31
Ipsos	5,658	129,210
Lafarge SA(1),*	21,536	1,154,018
Rhodia SA(1)	76,297	445,688
Sanofi-Aventis(1)	100,745	5,834,351
Societe Generale	101,040	5,235,811
Suez Environnement SA(1),*	43,591	669,609
Suez SA, STRIP VVPR*	1	0
Total SA	230,776	11,708,248
Total France common stocks		69,747,652

Germany—7.02%
Allianz SE(1)	101,345	9,351,404
Bayer AG(1),*	23,310	1,159,947
Bilfinger Berger AG	16,112	767,014
Deutsche Boerse AG	13,440	995,818
Deutsche Telekom AG(1)	559,136	6,761,705
E.ON AG(1)	275,574	9,348,648
Lanxess(1)	4,931	106,606
MAN AG(1)	16,128	1,002,717
Muenchener Rueckversicherungs-Gesellschaft AG (MunichRe)(1)	608	84,169
RWE AG(1)	116,112	8,386,538
Siemens AG	74,537	5,032,572
Tognum AG(1)	233,124	2,856,212
Volkswagen AG(1)	1,556	492,513

UBS PACE Select Advisors Trust

UBS PACE International Equity Investments

Schedule of investments — April 30, 2009 (unaudited)

Security description	Number of shares	Value ($)
Common stocks—(continued)
Germany—(concluded)
Wincor Nixdorf AG	9,267	465,924
Total Germany common stocks		46,811,787

Greece—0.20%
Alpha Bank A.E.*	22,216	218,985
EFG Eurobank Ergasias	25,230	200,291
National Bank of Greece SA	43,095	908,882
Total Greece common stocks		1,328,158

Hong Kong—2.14%
Hong Kong Electric Holdings	686,500	4,065,825
New World Development Co. Ltd.	246,000	326,305
Sun Hung Kai Properties Ltd.	552,000	5,744,324
Wharf Holdings Ltd.	1,131,875	3,768,024
Wing Hang Bank Ltd.	65,000	388,740
Total Hong Kong common stocks		14,293,218

Ireland—0.05%
CRH PLC	13,063	343,426

Italy—3.19%
Banco Popolare Scarl	16,637	110,723
Buzzi Unicem SpA	14,540	215,464
Eni SpA	326,527	7,106,856
Fiat SpA*	42,667	424,242
Intesa Sanpaolo	208,432	468,820
Intesa Sanpaolo SpA EURO 52	1,905,666	6,145,878
Snam Rete Gas SpA	51,491	204,383
UBI Banca - Unione di Banche Haliane SepA(1)	264,868	3,679,691
UniCredito Italiano SpA	1,162,963	2,875,860
Total Italy common stocks		21,231,917

Japan—20.24%
Aisin Seiki Co. Ltd.	148,400	3,024,579
Asahi Glass Co. Ltd.	91,000	540,722
Astellas Pharma, Inc.	153,200	4,986,534
Benesse Corp.	11,100	423,200
Bridgestone Corp.	60,100	889,738
Canon, Inc.	502,800	15,040,154
Chugai Pharmaceutical Co. Ltd.	20,600	381,211
Daikin Industries Ltd.	38,095	1,021,712
DIC Corp.(1)	192,000	313,446
East Japan Railway Co.	78,100	4,403,123
Elpida Memory, Inc.(1),*	39,900	424,003
Fast Retailing Co. Ltd.	1,000	104,441
Hitachi Capital Corp.	25,600	281,647
INPEX Corp.(1)	581	3,670,280
Itochu Corp.	952,000	5,077,591
Japan Tobacco, Inc.	453	1,134,567

UBS PACE Select Advisors Trust

UBS PACE International Equity Investments

Schedule of investments — April 30, 2009 (unaudited)

Security description	Number of shares	Value ($)
Common stocks—(continued)
Japan—(concluded)
JFE Holdings, Inc.	51,300	1,391,477
Kao Corp.	401,000	7,526,374
Kawasaki Kisen Kaisha Ltd.(1)	237,000	886,767
KDDI Corp.	1,326	5,942,933
Kinden Corp.	31,000	257,757
Konica Minolta Holdings, Inc.	30,000	243,967
Kubota Corp.(1)	99,000	590,266
Minebea Co. Ltd.(1)	214,000	822,409
Mitsubishi Electric Corp.	280,000	1,479,213
Mitsubishi Tokyo Financial Group, Inc.	310,000	1,681,708
Mitsui & Co. Ltd.	13,700	144,196
Mitsui Fudosan Co. Ltd.	310,000	3,885,216
NIDEC Corp.	20,700	1,135,540
Nippon Oil Corp.	82,000	426,546
Nippon Telegraph & Telephone Corp. (NTT)	32,200	1,201,541
Nitori Co., Ltd.	9,300	523,373
Nitto Denko Corp.	144,300	3,343,394
Nomura Research Institute Ltd.	42,300	748,035
NTT Data Corp.	117	306,321
Orix Corp.(1)	4,570	213,625
Panasonic Corp.	55,900	810,556
Sekisui House Ltd.	893,000	7,669,550
Seven & I Holdings Co. Ltd.	247,500	5,583,933
Shin-Etsu Chemical Co. Ltd.	106,000	5,116,204
Shiseido Co. Ltd.(1)	21,000	368,597
Softbank Corp.	35,900	564,236
Sumitomo Corp.(1)	84,000	726,546
Sumitomo Mitsui Financial Group, Inc.(1)	150,249	5,179,949
Sumitomo Rubber Industries Ltd.	55,300	379,620
Suzuken Co. Ltd.	18,800	463,233
Takeda Pharmaceutical Co.(1)	228,500	8,109,410
Tohoku Electric Power Co., Inc.(1)	7,500	156,282
Tokio Marine Holdings, Inc.	221,800	5,836,250
Tokyo Electric Power Co., Inc.(1)	52,900	1,239,089
Tokyo Gas Co. Ltd.	282,000	1,069,438
Tokyu Land Corp.(1)	179,000	595,336
Toyota Motor Corp.	337,907	13,191,462
Ube Industries Ltd.	420,000	787,873
West Japan Railway Co.(1)	853	2,612,107
Total Japan common stocks		134,927,277

Jersey—0.17%
Shire Ltd.	55,226	694,846
United Business Media Ltd.	63,201	430,784
Total Jersey common stocks		1,125,630

Luxembourg—0.13%
ArcelorMittal(1)	36,787	876,112

UBS PACE Select Advisors Trust

UBS PACE International Equity Investments

Schedule of investments — April 30, 2009 (unaudited)

Security description	Number of shares	Value ($)
Common stocks—(continued)
Netherlands—3.19%
Akzo Nobel N.V.(1)	29,919	1,262,788
Fugro N.V.	11,350	410,194
Gemalto N.V.*	153,366	4,859,898
ING Groep N.V.	245,804	2,304,531
Koninklijke DSM N.V.	16,990	530,853
Koninklijke (Royal) KPN N.V.	74,722	900,558
Reed Elsevier N.V.(1)	404,051	4,468,184
TNT N.V.	23,404	435,380
Unilever N.V.(1)	305,002	6,063,309
Total Netherlands common stocks		21,235,695

New Zealand—0.30%
Telecom Corp. of New Zealand Ltd.	1,265,864	2,019,400

Norway—0.04%
Orkla ASA(1)	40,205	292,417

Portugal—0.05%
Jeronimo Martins, SGPS SA(1)	54,378	307,935

Singapore—2.38%
Capitaland Ltd.	93,000	173,374
City Developments Ltd.(1)	135,000	590,881
Oversea-Chinese Banking Corp.(1)	767,400	3,047,830
Singapore Airlines Ltd.	62,740	453,440
Singapore Telecommunications Ltd.	2,636,120	4,558,235
United Overseas Bank Ltd.(1)	910,000	7,068,558
Total Singapore common stocks		15,892,318

South Africa—0.37%
Sasol Ltd.	79,986	2,437,129

South Korea—0.60%
Samsung Electronics Co. Ltd., GDR(2)	17,485	3,969,095

Spain—6.42%
Banco Bilbao Vizcaya Argentaria SA	121,714	1,333,409
Banco Santander Central Hispano SA(1)	1,858,566	17,877,424
Iberdrola Renovables SA(1),*	1,083,425	4,429,451
Iberdrola SA(1)	1,025,442	8,140,572
Laboratorios Almirall SA*	57,442	523,650
Telefonica SA	551,646	10,517,608
Total Spain common stocks		42,822,114

Sweden—1.71%
Atlas Copco AB, A Shares(1)	400,000	3,766,619
Elekta AB, B Shares(1)	47,111	549,038
Hennes & Mauritz AB (H&M), Class B(1)	135,882	6,123,207
Intrum Justitia AB(1)	31,872	280,314

UBS PACE Select Advisors Trust

UBS PACE International Equity Investments

Schedule of investments — April 30, 2009 (unaudited)

Security description	Number of shares	Value ($)
Common stocks—(continued)
Sweden—(concluded)
Securitas AB, B Shares(1)	40,857	341,561
Swedish Match AB(1)	25,387	365,293
Total Sweden common stocks		11,426,032

Switzerland—6.99%
Baloise Holding AG	5,632	417,953
Credit Suisse Group	177,363	6,930,731
Nestle SA	366,888	12,009,406
Novartis AG	264,994	10,076,435
Roche Holding Genussehein AG	74,168	9,390,000
Swatch Group AG	676	94,943
Zurich Financial Services AG	40,859	7,668,110
Total Switzerland common stocks		46,587,578

Taiwan—1.16%
Chunghwa Telecom Co. Ltd., ADR(1)	148,900	2,814,210
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	464,369	4,908,380
Total Taiwan common stocks		7,722,590

United Kingdom—19.92%
ARM Holdings PLC	284,724	505,447
Autonomy Corp. PLC*	269,284	5,700,604
Aviva PLC	383,521	1,790,025
Babcock International Group PLC	523,229	3,380,612
BAE Systems PLC	1,164,659	6,172,422
Balfour Beatty PLC	157,693	786,747
Barclays PLC	153,905	640,917
Beazley Group PLC	66,959	100,542
BG Group PLC	418,542	6,767,525
BHP Billiton PLC	285,389	6,011,985
BP PLC	2,577,221	18,395,840
BPP Holdings PLC	43,567	374,781
British American Tobacco PLC	59,314	1,438,159
Carillion PLC	120,233	473,125
Cobham PLC	316,228	825,687
Compass Group PLC	1,714,953	8,219,926
Cookson Group PLC	1,866,553	538,450
Domino’s Pizza UK & IRL PLC	191,437	579,148
GKN PLC	581,482	1,032,258
GlaxoSmithKline PLC	1,047,975	16,262,865
Greene King PLC	41,186	380,194
HSBC Holdings PLC(3)	138,266	976,776
HSBC Holdings PLC(4)	1,309,770	9,310,202
ICAP PLC	90,833	502,894
InterContinental Hotels Group PLC	57,567	550,996
International Power PLC	110,420	405,924
Lloyds TSB Group PLC	185,087	306,665
Man Group PLC	219,734	824,035
Pearson PLC(1)	60,564	632,991

UBS PACE Select Advisors Trust

UBS PACE International Equity Investments

Schedule of investments — April 30, 2009 (unaudited)

Security description	Number of shares	Value ($)
Common stocks—(concluded)
United Kingdom—(concluded)
Pennon Group PLC	52,821	347,531
Peter Hambro Mining PLC(1)	21,614	204,638
Reckitt Benckiser Group PLC	5,841	230,452
Rio Tinto PLC	193,821	7,953,860
Royal Dutch Shell PLC, A Shares(1),(4)	47,154	1,097,281
Royal Dutch Shell PLC, A Shares(5)	351,113	8,162,275
Royal Dutch Shell PLC, B Shares(4)	35,300	813,081
RSA Insurance Group PLC	169,390	328,770
Tesco PLC	297,747	1,485,271
Unilever PLC	421,496	8,268,136
Vodafone Group PLC	4,889,441	9,019,788
WH Smith PLC	51,947	322,761
William Morrison Supermarkets PLC	180,459	658,728
Total United Kingdom common stocks		132,780,314
Total common stocks (cost—$829,661,149)		658,142,861

Preferred stocks—0.20%
Germany—0.20%
Porsche Automobil Holding SE	8,480	612,494
RWE AG(1)	11,379	707,912
Total preferred stocks (cost—$1,778,072)		1,320,406

	Number of rights
Rights*—0.01%
Belgium—0.00%
Fortis, expires 07/04/14(6)	407,261	0

Italy—0.01%
Snam Rete Gas SpA, expires 05/15/09	51,491	39,514
Total rights (cost—$44,027)		39,514

Face amount ($)
Repurchase agreement—0.58%

Repurchase agreement dated 04/30/09 with State Street Bank & Trust Co., 0.010% due 05/01/09, collateralized by $3,929,340 US Treasury Bills, zero coupon due 08/20/09 to 08/27/09; (value—$3,928,161); proceeds: $3,851,001

(cost—$3,851,000)	3,851,000	3,851,000

	Number of shares
Investments of cash collateral from securities loaned—20.65%
Money market fund(7)—20.65%
UBS Private Money Market Fund LLC(8)
0.460% (cost—$137,706,478)	137,706,478	137,706,478
Total investments (cost—$973,040,726)(9)—120.16%		801,060,259
Liabilities in excess of other assets—(20.16)%		(134,426,063)
Net assets—100.00%		666,634,196

UBS PACE Select Advisors Trust

UBS PACE International Equity Investments

Schedule of investments — April 30, 2009 (unaudited)

Aggregate cost for federal income tax purposes, which was substantally the same for book purposes, was $973,040,726; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$28,435,076
Gross unrealized depreciation	(200,415,543)
Net unrealized depreciation	$(171,980,467)

*	Non-income producing security.
(1)	Security, or portion thereof, was on loan at April 30, 2009.
(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security, which represents 0.60% of net assets as of April 30, 2009, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(3)	Security is traded on the Hong Kong Exchange.
(4)	Security is traded on the London Exchange.
(5)	Security is traded on the Netherlands Exchange.
(6)	Illiquid security representing 0.00% of net assets as of April 30, 2009.
(7)	Rate shown reflects yield at April 30, 2009.
(8)	The table below details the Portfolio’s transaction activity in an affiliated issuer during the nine months ended April 30, 2009.

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
		nine months	nine months		nine months
	Value at	ended	ended	Value at	ended
Security description	07/31/08 ($)	04/30/09 ($)	04/30/09 ($)	04/30/09 ($)	04/30/09 ($)
UBS Private Money Market Fund LLC	10,293,589	407,252,388	279,839,499	137,706,478	404,996

(9)

Includes $132,371,759 of investments in securities on loan, at value. The custodian held cash and cash equivalents as collateral for securities loaned of $137,706,478. In addition, the Portfolio held US government obligations having an aggregate value of $106,344 for portfolio securities loaned as follows:

Face amount ($)		Maturity dates	Interest rates (%)	Value ($)
10,566	US Treasury Bonds	11/15/21	8.000	15,426
40,369	US Treasury Bonds Principal Strips	11/15/26	0.000	19,212
41,585	US Treasury Notes	12/15/10	4.375	44,667
6,802	US Treasury Notes	12/15/11	1.125	6,811
18,242	US Treasury Notes	02/16/12	4.875	20,228
				106,344

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
STRIP	Separate Trading of Registered Interest and Principal of Securities
VVPR	Verminderde Voorheffing Precompte Reduit (Belgium dividend coupon)

Futures contracts(10)

						Unrealized
Number of			Expiration		Current	appreciation
contracts	Currency	Buy contracts	dates	Cost ($)	value ($)	($)
22	EUR	Dow Jones Euro STOXX 50 Index Futures	June 2009	607,293	678,663	71,370
5	GBP	FTSE 100 Index Futures	June 2009	297,819	311,697	13,878
1	JPY	TOPIX Index Futures	June 2009	82,736	85,480	2,744
				987,848	1,075,840	87,992

(10)	Restricted cash of $115,000 has been delivered to broker as initial margin for futures contracts.

Forward foreign currency contracts

					Unrealized
	Contracts to	In		Mautrity	appreciation
	deliver	exchange for		dates	(depreciation) ($)
Euro	570,000	USD	756,493	07/13/09	2,548
United States Dollar	765,510	EUR	570,000	07/13/09	(11,565)
					(9,017)

Currency type abbreviations:
EUR	Euro
GBP	Great Britain Pound
JPY	Japanese Yen
USD	United States Dollar

UBS PACE Select Advisors Trust

UBS PACE International Equity Investments

Schedule of investments — April 30, 2009 (unaudited)

On August 1, 2008, the Portfolio adopted the Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Portfolio’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical investments.

Level 2 - Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3 - Unobservable inputs inclusive of the Portfolio’s own assumptions in determining the value of investments.

The following is a summary of the inputs used as of April 30, 2009 in valuing the Portfolio’s investments:

	Quoted prices in active markets for identical investments (Level 1) ($)	Significant other observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)(11)	Total ($)
Investments, at value(12)	659,502,781	141,557,478	0	801,060,259
Other financial instruments(12),(13)	87,992	(9,017)	—	78,975
Total	659,590,773	141,548,461	0	801,139,234

The following is a rollforward of the Portfolio’s investments that used unobservable inputs (Level 3) during the nine months ended April 30, 2009.

Investments,
at value ($)
Beginning balance at 07/31/08	—
Net purchases/(sales)	0
Accrued discounts/(premiums)	0
Total realized gain/(loss)	0
Total unrealized appreciation (depreciation)	0
Net transfers in/(out) of Level 3	0
Ending balance at 04/30/09	0

(11)	Security categorized as level 3 has a value of $0.
(12)

The Portfolio may hold securities which are periodically fair valued in accordance with the Portfolio’s fair valuation policy. This may result in movements between Level 1 and Level 2 throughout the fiscal year.

(13)	Other financial instruments include open futures contracts and forward foreign currency contracts.

In April 2009, the FASB issued FASB Staff Position No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”). FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157, when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the Portfolio’s financial statement disclosures.

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s semiannual report to shareholders dated January 31, 2009.

UBS PACE Select Advisors Trust

UBS PACE International Emerging Markets Equity Investments

Industry diversification - (unaudited)

As a percentage of net assets as of April 30, 2009

Common stocks
Automobiles	1.12%
Beverages	0.42
Chemicals	0.98
Commercial banks	15.49
Communications equipment	0.21
Computers & peripherals	1.99
Construction & engineering	0.15
Construction materials	0.86
Consumer finance	0.31
Diversified financial services	1.35
Diversified telecommunication services	3.33
Electric utilities	2.37
Electronic equipment, instruments & components	2.35
Energy equipment & services	0.72
Food & staples retailing	2.00
Household durables	0.42
Household products	0.69
Independent power producers & energy traders	1.63
Industrial conglomerates	0.84
Insurance	1.06
Internet software & services	0.29
IT services	1.62
Leisure equipment & products	0.32
Machinery	0.81
Marine	1.80
Media	1.11
Metals & mining	5.33
Oil, gas & consumable fuels	17.67
Paper & forest products	0.47
Personal products	0.36
Pharmaceuticals	0.74
Real estate management & development	0.92
Semiconductors & semiconductor equipment	5.83
Software	0.52
Specialty retail	0.40
Transportation infrastructure	3.11
Water utilities	0.21
Wireless telecommunication services	13.12
Total common stocks	92.92
Preferred stocks
Automobiles	0.65
Beverages	0.57
Commercial banks	1.60
Independent power producers & energy traders	0.19
Metals & mining	1.53
Oil, gas & consumable fuels	0.24
Semiconductors & semiconductor equipment	1.01
Total preferred stocks	5.79
Rights	0.00
Corporate bond
Metals & mining	0.00
Repurchase agreement	2.09
Investments of cash collateral from securities loaned	9.04
Liabilities in excess of other assets	(9.84)
Net assets	100.0%

UBS PACE Select Advisors Trust

UBS PACE International Emerging Markets Equity Investments

Schedule of investments — April 30, 2009 (unaudited)

Security description	Number of shares	Value ($)
Common stocks—92.92%
Bermuda—1.59%
Cosco Pacific Ltd.	1,900,000	1,816,633
Esprit Holdings Ltd.	142,500	879,817
Pacific Basin Shipping Ltd.	1,513,000	759,424
Total Bermuda common stocks		3,455,874

Brazil—8.78%
AES Tiete SA	54,200	396,172
Companhia Brasileira de Distribuicao Grupo Pao de Acucar, ADR(1)	27,954	902,635
Companhia de Concessoes Rodoviarias (CCR)	143,280	1,723,457
Companhia Vale do Rio Doce (CVRD), ADR(1)	168,200	2,309,386
CPFL Energia SA	53,300	810,841
CPFL Energia SA, ADR(1)	13,800	628,038
Cyrela Brazil Realty SA	147,200	915,230
Itau Unibanco Banco Multiplo SA, ADR	165,577	2,273,372
MPX Mineracao e Energia SA*	2,900	323,260
Petroleo Brasileiro SA - Petrobras(1)	130,375	4,376,689
Redecard SA	174,500	2,196,247
Santos Brasil Participacoes SA	68,500	272,254
Tele Norte Leste Participacoes SA Tetemar, ADR(1)	61,761	960,383
Votorantim Celulose e Papel SA, ADR(1)	115,950	1,013,403
Total Brazil common stocks		19,101,367

Cayman Islands—1.96%
China Zhongwang Holdings Ltd.	490,000	447,043
Foxconn International Holdings Ltd.*	733,000	456,822
Hengan International Group Co. Ltd.	186,000	778,795
Kingboard Chemical Holdings Ltd.	518,000	1,269,927
Li Ning Co. Ltd.	333,500	688,512
Tencent Holdings Ltd.	69,800	628,196
Total Cayman Islands common stocks		4,269,295

Chile—1.32%
Banco Santander Chile SA, ADR	45,880	1,624,611
Empresa Nacional de Electricidad SA (Endesa-Chile), ADR	20,660	792,311
Inversiones Aguas Metropolitanas SA (IAM), ADR(2)	23,900	464,915
Total Chile common stocks		2,881,837

China—9.56%
Aluminum Corp. of China Ltd., Class H	276,000	211,539
Anhui Conch Cement Co. Ltd., Class H*	800	5,363
China Bluechemical Ltd., Class H	1,476,000	788,465
China Construction Bank Corp.	9,315,000	5,444,733
China Petroleum & Chemical Corp. (Sinopec), Class H	2,364,000	1,854,584
China Railway Group Ltd., Class H*	472,000	325,830
China Shenhua Energy Co. Ltd., Class H	1,232,000	3,481,371
China Shipping Development Co. Ltd., Class H	2,730,000	3,163,257
Industrial & Commercial Bank of China Ltd., Class H	6,029,000	3,485,128

UBS PACE Select Advisors Trust

UBS PACE International Emerging Markets Equity Investments

Schedule of investments — April 30, 2009 (unaudited)

Security description	Number of shares	Value ($)
Common stocks—(continued)
China—(concluded)
PetroChina Co. Ltd., Class H	1,187,200	1,049,325
Ping An Insurance (Group) Co. of China Ltd.	159,000	992,974
Total China common stocks		20,802,569

Colombia—0.86%
Bancolombia SA(1)	79,800	1,863,330

Czech Republic—1.90%
CEZ	64,318	2,674,953
Komercni Banka A.S.	9,737	1,314,545
Telefonica O2 Czech Republic A.S.	6,492	138,692
Total Czech Republic common stocks		4,128,190

Egypt—2.23%
Commercial International Bank	39,417	270,476
Egyptian Co. for Mobile Services (MobiNil)	34,641	1,270,908
Orascom Telecom Holding S.A.E., GDR	70,997	1,988,626
Telecom Egypt, GDR	93,386	1,316,742
Total Egypt common stocks		4,846,752

Hong Kong—6.20%
China Merchants Holdings International Co. Ltd.	888,000	2,108,270
China Mobile (Hong Kong) Ltd.	594,100	5,182,052
China Power International Development Ltd.	4,188,000	945,671
China Resources Power Holdings Co. Ltd.	136,000	307,095
CNOOC Ltd.	3,083,000	3,452,938
Shanghai Industrial Holdings Ltd.	135,000	462,481
Sino-Ocean Land Holdings Ltd.	1,366,500	1,020,901
Total Hong Kong common stocks		13,479,408

India—5.44%
Bank of India	335,896	1,580,964
Bharti Airtel Ltd.*	210,884	3,177,906
DLF Ltd.	70,000	324,433
HCL Technologies Ltd.	115,519	300,370
Hindustan Unilever Ltd.	137,577	646,984
Infosys Technologies Ltd., ADR(1)	33,300	1,025,973
JSW Steel Ltd.	50,900	350,151
Reliance Industries Ltd.	58,633	2,121,264
Sun Pharmaceutical Industries Ltd.	63,215	1,602,011
Tata Power Co. Ltd.	39,636	709,147
Total India common stocks		11,839,203

Indonesia—0.46%
PT Bank Central Asia Tbk	3,184,000	1,007,690

Israel—1.61%
Bezeq Israeli Telecommunication Corp. Ltd.	1,046,923	1,647,197
Check Point Software Technologies Ltd.*	49,022	1,135,840

UBS PACE Select Advisors Trust

UBS PACE International Emerging Markets Equity Investments

Schedule of investments — April 30, 2009 (unaudited)

Security description	Number of shares	Value ($)
Common stocks—(continued)
Israel—(concluded)
Israel Chemicals Ltd.	84,714	710,050
Total Israel common stocks		3,493,087

Kazakhstan—1.53%
KazMunaiGas Exploration Production, GDR	187,110	3,323,074

Luxembourg—1.06%
Evraz Group SA, GDR	54,851	721,291
Tenaris SA, ADR(1)	63,006	1,576,410
Total Luxembourg common stocks		2,297,701

Malaysia—0.62%
Commerce Asset-Holding Berhad	592,600	1,340,008

Mexico—5.39%
America Movil SA de C.V., ADR, Series L	108,429	3,561,892
Banco Compartamos SA de C.V.	267,000	665,276
Grupo Aeroportuario del Pacifico SA de C.V., ADR(1)	40,900	840,904
Grupo Mexico SAB de C.V., Series B	374,183	290,001
Grupo Modelo SA de C.V., Series C(1),*	315,200	918,934
Grupo Televisa SA, ADR(1)	155,839	2,412,388
Industrias CH SA, Series B*	341,300	752,017
Kimberly-Clark de Mexico SA de C.V., Series A	234,700	855,943
Wal-Mart de Mexico SA de C.V., Series R(1)	526,379	1,429,756
Total Mexico common stocks		11,727,111

Morocco—0.30%
Compagnie Generale Immobiliere	2,934	661,634

Netherlands—0.05%
New World Resources NV, Class A	27,798	110,209

Philippines—1.05%
Philippine Long Distance Telephone Co., ADR(1)	49,908	2,289,280

Poland—1.11%
Bank Pekao SA	41,615	1,505,693
Powszechna Kasa Oszczednosci Bank Polski SA	114,409	919,241
Total Poland common stocks		2,424,934

Russia—7.05%
Gazprom, ADR(3)	150,906	2,698,200
Gazprom, ADR(4)	175,300	3,102,810
LUKOIL, ADR	75,012	3,345,535
Mobile TeleSystems, ADR	99,500	3,297,430
Rosneft Oil Co., GDR	272,477	1,430,504
RusHydro*	12,000,000	332,400
Sollers JSC(5),(6)	64,752	479,138

UBS PACE Select Advisors Trust

UBS PACE International Emerging Markets Equity Investments

Schedule of investments — April 30, 2009 (unaudited)

Security description	Number of shares	Value ($)
Common stocks—(continued)
Russia—(concluded)
Uralkali, GDR	53,883	644,441
Total Russia common stocks		15,330,458

South Africa—7.20%
African Bank Investments Ltd.	917,511	2,933,218
Harmony Gold Mining Co. Ltd.*	96,481	900,261
Impala Platinum Holdings Ltd.	79,095	1,530,525
Kumba Iron Ore Ltd.	27,300	526,462
Massmart Holdings Ltd.	126,800	1,100,655
MTN Group Ltd.	114,193	1,496,950
Pretoria Portland Cement Co. Ltd.	303,249	1,172,885
Sasol Ltd.	118,264	3,603,438
Standard Bank Group Ltd.	166,953	1,626,646
Telkom South Africa Ltd.	61,115	774,087
Total South Africa common stocks		15,665,127

South Korea—7.64%
Hanjin Heavy Industries & Construction Co. Ltd.	27,022	755,057
Hyundai Motor Co.	27,796	1,484,042
KB Financial Group, Inc.*	57,060	1,767,837
KB Financial Group, Inc., ADR(1),*	45,961	1,465,237
LG Corp.	30,800	1,361,154
LG Display Co. Ltd.	45,720	1,115,383
POSCO	7,745	2,396,543
Samsung Electronics Co. Ltd.	8,592	3,964,508
Samsung Fire & Marine Insurance Co. Ltd.	9,616	1,311,613
Samsung Heavy Industries Co. Ltd.	42,090	997,300
Total South Korea common stocks		16,618,674

Taiwan—11.26%
Asustek Computer, Inc.	1,489,397	1,974,694
AU Optronics Corp., ADR	41,832	453,877
Catcher Technology Co. Ltd.	167,000	420,612
China Steel Corp.	1,344,000	1,040,301
Chinatrust Financial Holding Co. Ltd.	3,548,256	1,625,352
Chunghwa Telecom Co. Ltd.	504,340	960,691
Chunghwa Telecom Co. Ltd., ADR(1)	76,295	1,441,975
Far EasTone Telecommunications Co. Ltd.	1,329,530	1,513,502
HON HAI Precision Industry Co. Ltd. (Foxconn)	785,366	2,270,125
Lite-On Technology Corp.	2,409,705	1,930,766
MediaTek, Inc.	187,979	1,958,026
Mega Financial Holding Co. Ltd.	794,000	321,696
President Chain Store Corp.	380,000	913,420
Taiwan Mobile Co. Ltd.	568,000	894,759
Taiwan Semiconductor Manufacturing Co. Ltd.	4,054,961	6,767,770
Total Taiwan common stocks		24,487,566

Thailand—3.03%
Banpu Public Co. Ltd., NVDR	199,008	1,601,765

UBS PACE Select Advisors Trust

UBS PACE International Emerging Markets Equity Investments

Schedule of investments — April 30, 2009 (unaudited)

Security description	Number of shares	Value ($)
Common stocks—(concluded)
Thailand—(concluded)
Kasikornbank Public Co. Ltd., PLC	810,400	1,286,167
PTT Exploration and Production Public Co., Ltd. NVDR	333,900	979,415
PTT Public Co. Ltd.(6)	377,200	2,025,773
Siam Cement Public Co. Ltd., NVDR	205,300	704,018
Total Thailand common stocks		6,597,138

Turkey—3.36%
Akbank T.A.S.	767,001	2,971,665
Tofas Turk Otomobil Fabrikasi A.S.	387,727	470,046
Turkcell Iletisim Hizmetleri A.S. (Turkcell)	755,209	3,869,841
Total Turkey common stocks		7,311,552

United Kingdom—0.36%
Tanjong PLC	199,800	791,343
Total common stocks (cost—$255,100,117)		202,144,411

Preferred stocks—5.79%
Brazil—4.13%
AES Tiete SA	50,500	415,268
Banco Bradesco SA	107,999	1,336,574
Companhia de Bebida das Americas (AmBev)	22,000	1,241,435
Companhia Vale do Rio Doce (CVRD), Class A	239,354	3,332,881
Itausa-Investimentos Itau SA	502,614	2,153,781
Petroleo Brasileiro SA - Petrobras, ADR	18,932	510,785
Total Brazil preferred stocks		8,990,724

South Korea—1.66%
Hyundai Motor Co.	75,430	1,408,066
Samsung Electronics Co. Ltd.	8,490	2,196,945
Total South Korea preferred stocks		3,605,011
Total preferred stocks (cost—$17,044,683)		12,595,735

Number of rights
Rights*—0.00%
Brazil—0.00%
Companhia de Bebida das Americas (AmBev), expires 05/29/09 (cost—$0)	69	887

UBS PACE Select Advisors Trust

UBS PACE International Emerging Markets Equity Investments

Schedule of investments — April 30, 2009 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bond(5),(6),(7),(8)—0.00%
Brazil—0.00%
Companhia Vale do Rio Doce
1.000%, due 09/29/49 (cost—$0)	10,050	0

Repurchase agreement—2.09%

Repurchase agreement dated 04/30/09 with State Street Bank & Trust Co., 0.010% due 05/01/09, collateralized by $4,644,600 US Treasury Bills, zero coupon due 08/20/09 to 08/27/09; (value—$4,643,206); proceeds: $4,552,001

(cost—$4,552,000)	4,552,000	4,552,000

	Number of shares
Investments of cash collateral from securities loaned—9.04%
Money market fund(9)—9.04%
UBS Private Money Market Fund LLC(10)
0.460% (cost—$19,663,291)	19,663,291	19,663,291
Total investments (cost—$296,360,091)(11)—109.84%		238,956,324
Liabilities in excess of other assets—(9.84)%		(21,404,545)
Net assets—100.00%		217,551,779

Aggregate cost for federal income tax purposes, which was substantially the same for book purposes, was $296,360,091; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$9,729,495
Gross unrealized depreciation	(67,133,262)
Net unrealized depreciation	$(57,403,767)

*	Non-income producing security.
(1)	Security, or portion thereof, was on loan at April 30, 2009.
(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities, which represent 0.21% of net assets as of April 30, 2009, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(3)	Security is traded on the London Exchange.
(4)	Security is traded on the OTC Market.
(5)	Illiquid securities representing 0.22% of net assets as of April 30, 2009.
(6)	Security is being fair valued by a valuation committee under the direction of the board of trustees.
(7)	Variable rate security. The interest rate shown is the current rate as of April 30, 2009, and resets periodically.
(8)	Perpetual bond security. The maturity date represents the final maturity.
(9)	Rate shown reflects yield at April 30, 2009.
(10)	The table below details the Portfolio’s transaction activity in an affiliated issuer during the nine months ended April 30, 2009.

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for
		nine months	nine months		nine months
	Value at	ended	ended	Value at	ended
Security description	07/31/08 ($)	04/30/09 ($)	04/30/09 ($)	04/30/09 ($)	04/30/09 ($)
UBS Private Money Market Fund LLC	6,385,235	184,532,976	171,254,919	19,663,292	45,324

(11)	Includes $19,373,586 of investments in securities on loan, at value.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
MTN	Medium Term Note
NVDR	Non Voting Depositary Receipt

UBS PACE Select Advisors Trust

UBS PACE International Emerging Markets Equity Investments

Schedule of investments — April 30, 2009 (unaudited)

On August 1, 2008, the Portfolio adopted the Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Portfolio’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical investments.

Level 2 - Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3 - Unobservable inputs inclusive of the Portfolio’s own assumptions in determining the value of investments.

The following is a summary of the inputs used as of April 30, 2009 in valuing the Portfolio’s investments:

	Quoted prices in active markets for identical investments (Level 1) ($)	Significant other observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)(12)	Total ($)
Investments, at value(13)	208,668,397	30,287,927	0	238,956,324

The following is a rollforward of the Portfolio’s investments that used unobservable inputs (Level 3) during the nine months ended April 30, 2009.

Investments, at value ($)
Beginning balance at 07/31/08	0
Net purchases/(sales)	—
Accrued discounts/(premiums)	—
Total realized gain/(loss)	—
Total unrealized appreciation (depreciation)	—
Net transfers in/(out) of Level 3	—
Ending balance at 04/30/09	0

(12)	Security categorized as Level 3 has a value of $0.
(13)

The Portfolio may hold securities which are periodically fair valued in accordance with the Portfolio’s fair valuation policy. This may result in movements between Level 1 and Level 2 throughout the fiscal year.

In April 2009, the FASB issued FASB Staff Position No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”). FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157, when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the Portfolio’s financial statement disclosures.

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s semiannual report to shareholders dated January 31, 2009.

UBS PACE Select Advisors Trust

UBS PACE Global Real Estate Securities Investments

Industry diversification — (unaudited)

As a percentage of net assets as of April 30, 2009

Common stocks
Diversified	33.82%
Health care	6.08
Hotels	1.49
Industrial	6.82
Office	17.87
Other	1.96
Residential	7.85
Retail	18.75
Total common stocks	94.64
Repurchase agreement	4.41
Investments of cash collateral from securities loaned	26.97
Liabilities in excess of other assets	(26.02)
Net assets	100.0%

UBS PACE Select Advisors Trust

UBS PACE Global Real Estate Securities Investments

Schedule of investments — April 30, 2009 (unaudited)

Security description	Number of shares	Value ($)
Common stocks—94.64%
Australia—7.73%
CFS Retail Property Trust	676,510	808,770
Commonwealth Property Office Fund	1,062,508	629,325
Dexus Property Group	1,088,633	577,550
Dexus Property Group, Placement Shares*	515,396	273,432
ING Office Fund	1,008,175	318,720
Westfield Group	107,806	840,674
Total Australia common stocks		3,448,471

Bermuda—0.73%
Hongkong Land Holdings Ltd.	131,000	327,500

Canada—1.61%
Boardwalk Real Estate Investment Trust	5,000	114,598
First Capital Realty, Inc.(1)	47,600	604,324
Total Canada common stocks		718,922

Cayman Islands—1.46%
China Resources Land Ltd.	232,000	420,292
Shimao Property Holdings Ltd.	203,500	229,494
Total Cayman Islands common stocks		649,786

France—7.69%
Klepierre(1)	22,355	500,754
Mercialys	8,571	263,662
Unibail Rodamco	17,748	2,663,605
Total France common stocks		3,428,021

Hong Kong—13.46%
China Overseas Land & Investment Ltd.	376,000	660,785
Hang Lung Properties Ltd.	161,000	461,184
Henderson Land Development Co. Ltd.	118,000	555,738
Hysan Development Co.	447,321	817,294
Link REIT	319,000	623,178
Sun Hung Kai Properties Ltd.	229,000	2,383,062
Wharf (Holdings) Ltd.	151,000	502,681
Total Hong Kong common stocks		6,003,922

Japan—13.15%
Frontier Real Estate Investment Corp.	19	104,421
Japan Excellent, Inc.	26	93,855
Japan Logistics Fund, Inc.	59	351,176
Japan Real Estate Investment Corp.	60	424,052
Mitsubishi Estate Co. Ltd.	117,000	1,522,115
Mitsui Fudosan Co. Ltd.	151,000	1,892,476
Nippon Building Fund, Inc.	79	640,043
NTT Urban Development Corp.	571	460,297
Sumitomo Real Estate Sales Co. Ltd.	3,030	110,607

UBS PACE Select Advisors Trust

UBS PACE Global Real Estate Securities Investments

Schedule of investments — April 30, 2009 (unaudited)

Security description	Number of shares	Value ($)
Common stocks—(continued)
Japan—(concluded)
TOKYU REIT, Inc.	58	267,005
Total Japan common stocks		5,866,047

Netherlands—0.59%
Corio NV(1)	1,567	70,036
Vastned Offices/Industrial N.V.	16,875	194,895
Total Netherlands common stocks		264,931

New Zealand—0.78%
Kiwi Income Property Trust(1)	662,521	348,553

Singapore—2.50%
Ascendas Real Estate Investment Trust (A-REIT)	556,066	503,295
CapitaMall Trust	725,700	612,715
Total Singapore common stocks		1,116,010

Sweden—2.66%
Castellum AB(1)	49,602	316,011
Hufvudstaden AB, Class A	144,436	869,020
Total Sweden common stocks		1,185,031

United Kingdom—5.93%
British Land Co. PLC	87,419	557,060
Derwent London PLC(1)	53,108	658,770
Great Portland Estates PLC(1)	106,841	485,229
Hammerson PLC	25,649	120,092
Land Securities Group PLC(1)	98,819	822,306
Total United Kingdom common stocks		2,643,457

United States—36.35%
Acadia Realty Trust(1)	26,832	389,064
Alexandria Real Estate Equities, Inc.(1)	9,991	364,472
AMB Property Corp.(1)	17,853	340,814
American Campus Communities, Inc.(1)	22,300	483,464
AvalonBay Communities, Inc.(1)	4,240	240,874
Boston Properties, Inc.(1)	18,890	933,544
Corporate Office Properties Trust(1)	7,134	218,015
Corrections Corp. of America*	13,235	187,010
Digital Realty Trust, Inc.(1)	14,525	523,045
Douglas Emmett, Inc.(1)	36,482	349,133
Duke Realty Corp.(1)	32,944	321,863
Equity Lifestyle Properties, Inc.(1)	8,205	325,492
Equity Residential (1)	19,230	440,175
Essex Property Trust, Inc.(1)	8,347	529,951
Federal Realty Investment Trust(1)	11,899	656,825
HCP, Inc.(1)	25,921	568,966
Health Care REIT, Inc.(1)	24,239	825,823
Home Properties, Inc.(1)	12,990	473,355
Host Hotels & Resorts, Inc.(1)	43,414	333,854

UBS PACE Select Advisors Trust

UBS PACE Global Real Estate Securities Investments

Schedule of investments — April 30, 2009 (unaudited)

Security description	Number of shares	Value ($)
Common stocks—(concluded)
United States—(concluded)
Kimco Realty Corp.(1)	36,604	439,980
Liberty Property Trust(1)	10,066	245,006
Mid-America Apartment Communities, Inc.(1)	8,739	323,256
National Retail Properties, Inc.(1)	19,088	338,621
Nationwide Health Properties, Inc.(1)	20,256	500,121
ProLogis(1)	58,855	536,169
Public Storage, Inc.	19,616	1,311,526
Simon Property Group, Inc.(1)	23,070	1,190,412
Starwood Hotels & Resorts Worldwide, Inc.(1)	15,768	328,920
Tanger Factory Outlet Centers, Inc.(1)	6,437	214,481
Taubman Centers, Inc.(1)	15,427	367,471
Ventas, Inc.(1)	28,533	817,185
Vornado Realty Trust(1)	18,330	896,154
Weingarten Realty Investors(1)	12,694	197,265
Total United States common stocks		16,212,306
Total common stocks (cost—$46,048,791)		42,212,957

	Face amount ($)
Repurchase agreement—4.41%

Repurchase agreement dated 04/30/09 with State Street Bank & Trust Co., 0.010% due 05/01/09, collateralized by $2,003,953 US Treasury Bills, zero coupon due 08/20/09 to 08/27/09; (value—$2,003,352); proceeds: $1,964,001

(cost—$1,964,000)	1,964,000	1,964,000

	Number of shares
Investments of cash collateral from securities loaned—26.97%
Money market fund(2)—26.97%
UBS Private Money Market Fund LLC(3)
0.460% (cost—$12,030,055)	12,030,055	12,030,055
Total investments (cost—$60,042,846)(4)—126.02%		56,207,012
Liabilities in excess of other assets—(26.02)%		(11,604,461)
Net assets—100.00%		44,602,551

Aggregate cost for federal income tax purposes, which was substantially the same for book purposes, was $60,042,846; and net unrealized depreciation consisted of:

Gross unrealized appreciation	1,970,587
Gross unrealized depreciation	(5,806,421)
Net unrealized depreciation	(3,835,834)

*	Non-income producing security.
(1)	Security, or portion thereof, was on loan at April 30, 2009.
(2)	Rate shown reflects yield at April 30, 2009.
(3)	The table below details the Portfolio’s transaction activity in an affiliated issuer during the nine months ended April 30, 2009.

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
		nine months	nine months		nine months
	Value at	ended	ended	Value at	ended
Security description	07/31/08 ($)	04/30/09 ($)	04/30/09 ($)	04/30/09 ($)	04/30/09 ($)
UBS Private Money Market Fund LLC	1,692,918	66,816,388	56,479,251	12,030,055	29,108

(4)	Includes $11,606,964 of investments in securities on loan, at value.

REIT	Real Estate Investment Trust

UBS PACE Select Advisors Trust

UBS PACE Global Real Estate Securities Investments

Schedule of investments — April 30, 2009 (unaudited)

On August 1, 2008, the Portfolio adopted the Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Portfolio’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical investments.

Level 2 - Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3 - Unobservable inputs inclusive of the Portfolio’s own assumptions in determining the value of investments.

The following is a summary of the inputs used as of April 30, 2009 in valuing the Portfolio’s investments:

	Quoted prices in active markets for identical investments (Level 1) ($)	Significant other observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Investments, at value(5)	42,212,957	13,994,055	—	56,207,012

(5)

The Portfolio may hold securities which are periodically fair valued in accordance with the Portfolio’s fair valuation policy. This may result in movements between Level 1 and Level 2 throughout the fiscal year.

In April 2009, the FASB issued FASB Staff Position No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”). FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157, when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the Portfolio’s financial statement disclosures.

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s semiannual report to shareholders dated January 31, 2009.

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Industry diversification - (unaudited)

As a percentage of net assets as of April 30, 2009

Common stocks
Aerospace & defense	0.56%
Air freight & logistics	0.20
Auto components	0.04
Automobiles	0.21
Beverages	0.01
Capital markets	1.29
Chemicals	1.39
Commercial banks	0.76
Commercial services & supplies	0.39
Communications equipment	0.09
Computers & peripherals	0.25
Construction & engineering	0.51
Construction materials	0.04
Consumer finance	0.06
Distributors	0.04
Diversified consumer services	0.02
Diversified financial services	0.65
Diversified telecommunication services	0.41
Electric utilities	0.63
Electrical equipment	0.75
Electronic equipment, instruments & components	0.10
Energy equipment & services	0.81
Food & staples retailing	0.48
Food products	1.05
Gas utilities	0.11
Health care equipment & supplies	0.84
Health care providers & services	0.47
Hotels, restaurants & leisure	0.53
Household durables	0.03
Household products	0.74
Independent power producers & energy traders	0.16
Industrial conglomerates	0.64
Insurance	1.49
Internet & catalog retail	0.11
Internet software & services	0.21
IT services	0.86
Leisure equipment & products	0.27
Life sciences tools & services	0.10
Machinery	0.76
Marine	0.01
Media	1.20
Metals & mining	1.99
Multi-utilities	0.23
Office electronics	0.04
Oil, gas & consumable fuels	4.23
Paper & forest products	0.07
Personal products	0.36
Pharmaceuticals	2.52
Professional services	0.36
Real estate investment trusts (REITs)	0.22
Real estate management & development	0.22
Road & rail	0.02
Semiconductors & semiconductor equipment	0.58
Software	0.09
Specialty retail	0.27
Textiles, apparel & luxury goods	0.07
Tobacco	0.22
Trading companies & distributors	0.26
Water utilities	0.04
Wireless telecommunication services	0.64
Total common stocks	31.70

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Industry diversification - (unaudited)

As a percentage of net assets as of April 30, 2009

Preferred stock
Beverages	0.01
Investment company	0.43
Unit Trusts	0.16
US government obligations	3.84
Federal farm credit bank certificates	1.16
Federal home loan mortgage corporation certificates	2.20
Federal national mortgage association certificates	8.64
Collateralized mortgage obligations	6.15
Asset-backed securities	0.34
Corporate notes
Agriculture	0.09
Appliances	0.04
Banking-non US	0.67
Banking-US	0.51
Cable	0.54
Containers	0.07
Defense/aerospace	0.06
Diversified financials	0.10
Electric-generation	0.03
Electric-integrated	0.44
Finance-leasing company	0.16
Financial services	0.93
Food processors/beverage/bottling	0.30
Industrial products & services	0.02
Insurance	0.10
Media	0.10
Medical products	0.03
Metals	0.03
Multi-line insurance	0.01
Oil & gas	0.98
Pharmaceuticals	0.16
Pipelines	0.24
Private corrections	0.12
Publishing	0.07
Real estate	0.14
Reinsurance	0.02
Retail-restaurants	0.05
Special purpose banks	0.58
Special purpose entity	0.10
Steel	0.11
Telecommunication services	0.10
Telephone-integrated	0.46
Tobacco	0.30
Wireless telecommunication services	0.11
Total corporate notes	7.77

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Industry diversification - (unaudited)

As a percentage of net assets as of April 30, 2009

Non-US government obligations	0.10
Time deposit	0.52
Short-term US government obligations	1.98
Repurchase agreement	34.95
Options
Call options purchased	0.26
Put options purchased	0.00
Total options	0.26
Total investments before securities sold short	100.21
Investments sold short
Common stocks
Automobiles	(0.35)
Biotechnology	(0.66)
Capital markets	(0.03)
Chemicals	(0.53)
Commercial banks	(0.02)
Diversified financial services	(0.20)
Health care equipment & supplies	(0.15)
Household durables	(0.11)
Independent power producers & energy traders	(0.02)
Insurance	(0.33)
Internet software & services	(0.21)
Life sciences tools & services	(0.14)
Machinery	(0.46)
Media	(0.19)
Oil, gas & consumable fuels	(0.37)
Professional services	(0.04)
Real estate investment trusts (REITs)	(0.30)
Real estate management & development	(0.03)
Road & rail	(0.06)
Semiconductors & semiconductor equipment	(0.22)
Software	(0.26)
Total common stocks	(4.68)
Federal national mortgage association certificates	(2.68)
Total investments sold short	(7.36)
Other assets in excess of liabilities	7.15
Net assets	100.00

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments — April 30, 2009 (unaudited)

Security description	Number of shares	Value ($)
Common stocks—31.70%
Australia—1.03%
AGL Energy Ltd.	10,383	114,093
BHP Billiton Ltd.	49,583	1,198,866
BlueScope Steel Ltd.	251,152	427,108
Energy Resources of Australia Ltd.	48,456	736,002
Incitec Pivot Ltd.	71,033	108,925
Orica Ltd.	65,985	805,637
Paladin Resources Ltd.*	207,669	695,757
Woodside Petroleum Ltd.	3,252	90,707
WorleyParsons Ltd.	17,532	232,785
Total Australia common stocks		4,409,880

Austria—0.18%
Oesterreichische Elektrizitaetswirtschafts-AG (Verbund), Class A	16,747	693,544
OMV AG	2,602	81,695
Total Austria common stocks		775,239

Belgium—0.10%
KBC GROEP NV	19,783	442,748

Bermuda—0.24%
Bunge Ltd.	5,100	244,851
Huabao International Holdings Ltd.	368,000	261,160
Orient Overseas International Ltd.	8,000	23,226
Shangri-La Asia Ltd.	235,603	348,994
Sinofert Holdings Ltd.	282,000	131,356
Total Bermuda common stocks		1,009,587

Brazil—0.46%
All America Latina Logistica (ALL)	14,200	73,499
BM&F BOVESPA SA	25,158	101,944
Companhia Brasileira de Distribuicao Grupo Pao de Acucar, ADR	1,492	48,177
Companhia de Saneamento de Minas Gerais-Copasa MG	15,000	163,572
Companhia Energetica de Minas Gerais-CEMIG, ADR	12,400	186,620
Companhia Vale do Rio Doce (CVRD), ADR	7,369	121,662
Cosan SA Industria e Comercio*	19,800	121,751
Cyrela Brazil Realty SA*	8,312	51,681
Itau Unibanco Banco Multiplo SA ADR	8,697	119,410
Marfrig Frigorificos e Comercio de Alimentos SA*	18,300	92,798
Perdigao SA	16,500	243,096
Petroleo Brasileiro SA, ADR	18,800	631,116
Weg SA	4,300	27,561
Total Brazil common stocks		1,982,887

Canada—2.28%
Agnico-Eagle Mines Ltd.	15,500	683,705
Agrium, Inc.(1)	4,300	184,497
Agrium, Inc.(2)	1,506	64,788

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments — April 30, 2009 (unaudited)

Security description	Number of shares	Value ($)
Common stocks—(continued)
Canada—(concluded)
Barrick Gold Corp.	21,700	631,470
Brookfield Asset Management, Inc.	4,200	65,226
Cameco Corp.	2,300	52,417
Canadian Natural Resources Ltd.	18,500	852,833
Encana Corp.	3,800	174,157
Goldcorp, Inc.	26,300	723,776
Husky Energy, Inc.	3,500	84,794
Kinross Gold Corp.	39,000	602,550
Manitoba Telecom Services, Inc.	4,200	117,908
Manulife Financial Corp.	6,100	103,873
Petro-Canada	4,000	126,120
Potash Corp. of Saskatchewan, Inc.	5,678	487,719
Precision Drilling Trust	62,400	296,495
Research In Motion Ltd. (RIM)*	5,400	373,018
Suncor Energy, Inc.(2)	45,300	1,148,808
Suncor Energy, Inc.(1)	6,700	168,609
Talisman Energy, Inc.	8,400	105,238
Teck Cominco Ltd., Class B	134,400	1,411,239
TransAlta Corp.	16,200	278,847
Ultra Petroleum Corp.*	7,242	309,958
Uranium One, Inc.*	225,960	624,879
Viterra, Inc.*	5,800	42,286
Total Canada common stocks		9,715,210

Cayman Islands—0.45%
Alibaba.com Ltd.*	153,500	182,218
Chaoda Modern Agriculture (Holdings) Ltd.	284,960	162,886
China Dongxiang Group Co.	7,000	3,423
China Mengniu Dairy Co. Ltd.	33,000	59,442
Ctrip.com International Ltd., ADR	7,660	236,847
Daphne International Holdings Ltd.	60,000	23,148
Golden Meditech Co. Ltd.*	524,000	71,669
Hengan International Group Co. Ltd.	83,000	347,527
Lee & Man Paper Manufacturing Ltd.	31,543	23,606
Tencent Holdings Ltd.	29,200	262,798
Tingyi (Cayman Islands) Holding Corp.	196,000	238,739
Want Want China Holdings Ltd.	570,000	286,102
WSP Holdings Ltd., ADR	11,747	41,115
Total Cayman Islands common stocks		1,939,520

China—1.07%
Angang Steel Co. Ltd., Class H	216,000	261,149
Anhui Conch Cement Co. Ltd., Class H*	18,000	120,657
China Communications Construction Co. Ltd., Class H	160,000	193,238
China Construction Bank Corp., Class H	474,000	277,059
China Life Insurance Co., Class H	249,023	883,624
China Life Insurance Co. Ltd. ADR	8,300	439,485
China Oilfield Services Ltd., Class H	84,000	69,259
China Shenhua Energy Co. Ltd., Class H	146,849	414,964

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments — April 30, 2009 (unaudited)

Security description	Number of shares	Value ($)
Common stocks—(continued)
China—(concluded)
China Telecom Corp. Ltd., Class H	510,000	253,353
Datang International Power Generation Co. Ltd., Class H	284,000	137,785
Industrial & Commercial Bank of China, Class H	1,323,460	765,040
PetroChina Co. Ltd., Class H	290,000	256,321
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	124,000	234,239
Shanghai Electric Group Co. Ltd., Class H	392,000	141,119
Weichai Power Co. Ltd., Class H	24,200	69,165
Zijin Mining Group Co. Ltd.	52,000	40,191
Total China common stocks		4,556,648

Denmark—0.47%
Novo Nordisk A/S, Class B	6,584	315,172
Novozymes A/S	10,754	732,546
Vestas Wind Systems A/S*	14,525	958,460
Total Denmark common stocks		2,006,178

Egypt—0.02%
Orascom Construction Industries (OCI)	2,673	76,423

Finland—0.10%
Fortum Oyj	16,426	334,257
Orion Oyj, Class B	7,346	106,915
Total Finland common stocks		441,172

France—0.63%
Danone SA	1,727	82,568
GDF Suez	17,399	628,463
L’Oreal SA	16,714	1,199,037
PagesJaunes Groupe	39,531	432,549
Suez Environnement SA*	2,363	36,298
Total SA	6,094	309,175
Total France common stocks		2,688,090

Germany—0.11%
K+S AG	5,341	321,887
Q-Cells SE*	1,832	39,340
Siemens AG	1,853	125,111
Total Germany common stocks		486,338

Hong Kong—0.85%
Beijing Enterprises Holdings Ltd.	75,500	331,224
China Mobile Ltd.	89,500	780,666
China Mobile Ltd. ADR	1,531	66,078
China Overseas Land & Investment Ltd.	256,792	451,288
China Resources Enterprise Ltd.	84,000	148,923
China Resources Power Holdings Co. Ltd.	122,000	275,482
CNOOC Ltd.	582,000	651,836
CNOOC Ltd., ADR	1,300	144,755

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments — April 30, 2009 (unaudited)

Security description	Number of shares	Value ($)
Common stocks—(continued)
Hong Kong—(concluded)
Henderson Land Development Co. Ltd.	61,000	287,288
Hong Kong Exchanges & Clearing Ltd.	30,400	354,403
Sino-Ocean Land Holdings Ltd.	164,500	122,897
Total Hong Kong common stocks		3,614,840

India—0.15%
Bharti Airtel Ltd.*	3,507	52,849
Educomp Solutions Ltd.	1,844	91,642
Grasim Industries Ltd.	1,183	42,558
Lanco Infratech Ltd.*	12,031	53,573
Larsen & Toubro Ltd.	2,872	50,506
Nicholas Piramal India Ltd.	7,707	35,735
Reliance Industries Ltd.	7,337	265,443
Sterlite Industries (India) Ltd.	8,139	66,888
Total India common stocks		659,194

Israel—0.07%
Bezeq Israeli Telecommunication Corp. Ltd.	26,836	42,223
Israel Chemicals Ltd.	16,072	134,711
Teva Pharmaceutical Industries Ltd., ADR	3,200	140,448
Total Israel common stocks		317,382

Italy—0.39%
Banca Carige SpA	209,168	772,133
ENI SpA(3)	40,809	888,207
Total Italy common stocks		1,660,340

Japan—2.42%
Astellas Pharma, Inc.	7,100	231,099
Daiichi Sankyo Co. Ltd.	41,500	696,436
FamilyMart Co. Ltd.	29,900	821,629
Fast Retailing Co. Ltd.	6,000	626,648
Hirose Electric Co. Ltd.	1,500	155,597
Japan Steel Works Ltd.	62,000	666,396
Lawson, Inc.	24,100	933,502
NTT DoCoMo, Inc.	757	1,051,602
NTT DoCoMo, Inc. ADR	7,700	107,261
Rohm Co. Ltd.	10,200	623,667
Sompo Japan Insurance, Inc.	122,000	727,398
Suruga Bank Ltd.	13,000	110,333
T&D Holdings, Inc.	22,450	664,713
Taisho Pharmaceutical Co. Ltd.	47,000	858,791
Takeda Pharmaceutical Co. Ltd.	27,700	983,066
Takefuji Corp.	47,230	252,385
The 77 Bank Ltd.	29,000	147,911
The Hachijuni Bank Ltd.	17,000	99,980
The Iyo Bank Ltd.	38,000	378,767
Tokio Marine Holdings, Inc.	3,600	94,727

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments — April 30, 2009 (unaudited)

Security description	Number of shares	Value ($)
Common stocks—(continued)
Japan—(concluded)
TonenGeneral Sekiyu KK	11,000	104,512
Total Japan common stocks		10,336,420

Luxembourg—0.14%
Tenaris SA	45,402	579,989

Malaysia—0.01%
Kulim (Malaysia) Berhad	24,300	37,883

Mauritius—0.06%
Golden Agri-Resources Ltd.	1,025,167	256,205

Mexico—0.07%
America Movil SA de C.V., ADR, Series L	4,826	158,534
Cemex SAB de C.V.	33,800	24,972
Fomento Economico Mexicano S.A.B. de C.V. (FEMSA), ADR	1,500	42,465
Grupo Televisa SA, ADR	4,687	72,555
Total Mexico common stocks		298,526

Netherlands—0.12%
Koninklijke Boskalis Westminster N.V.	5,394	126,821
Unilever N.V.	20,175	401,070
Total Netherlands common stocks		527,891

Netherlands Antilles—0.07%
Schlumberger Ltd.	5,800	284,142

Norway—0.10%
Telenor ASA	40,400	253,529
Yara International ASA	6,700	182,674
Total Norway common stocks		436,203

Papua New Guinea—0.01%
New Britain Palm Oil Ltd.	7,404	41,238

Peru—0.02%
Compania de Minas Buenaventura SA, ADR	4,000	84,640

Philippines—0.01%
Philippine Long Distance Telephone Co., ADR	1,100	50,457

Russia—0.18%
Gazprom, ADR	11,067	197,878
LUKOIL, ADR	1,400	62,440
Mining & Metallurgical Co. Norilsk Nickel, ADR	5,329	44,390
Mobile TeleSystems, ADR	9,900	328,086

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments — April 30, 2009 (unaudited)

Security description	Number of shares	Value ($)
Common stocks—(continued)
Russia—(concluded)
Rosneft Oil Co., GDR	24,267	127,402
Total Russia common stocks		760,196

Singapore—0.38%
SembCorp Industries Ltd.	99,000	182,553
SembCorp Marine Ltd.	199,000	283,614
Singapore Telecommunications Ltd.	591,000	1,021,925
Wilmar International Ltd.	61,000	147,504
Total Singapore common stocks		1,635,596

South Africa—0.17%
Adcock Ingram Holdings Ltd.*	17,023	84,436
African Bank Investments Ltd.	19,358	61,886
Aspen Pharmacare Holdings Ltd.*	14,449	73,717
Gold Fields Ltd.	3,174	33,118
Impala Platinum Holdings Ltd.	6,023	116,548
MTN Group Ltd.	4,536	59,462
Sasol Ltd.	6,150	187,387
Truworths International Ltd.	23,409	93,995
Total South Africa common stocks		710,549

South Korea—0.08%
LG Electronics, Inc.	926	76,505
NHN Corp.*	317	38,421
POSCO	204	63,124
Samsung Electronics Co. Ltd.	152	70,136
Samsung Securities Co. Ltd.	1,075	55,216
Shinsegae Co. Ltd.	108	38,427
Total South Korea common stocks		341,829

Spain—0.54%
Gamesa Corp. Tecnologica SA (Gamesa)	4,941	94,074
Iberdrola SA	27,808	220,756
Repsol YPF SA	53,996	1,033,767
Zardoya Otis SA	47,419	975,608
Total Spain common stocks		2,324,205

Sweden—0.40%
Modern Times Group MTG AB, B Shares*	30,898	846,931
SSAB Svenskt Staal AB, Series B	94,052	859,339
Total Sweden common stocks		1,706,270

Switzerland—0.83%
ABB Ltd.*	10,886	156,134
Nestle SA	8,045	263,339
Schindler Holding AG	6,280	332,061
Syngenta AG	2,178	467,525
Transocean Ltd.*	1,208	81,516
Tyco International Ltd.	46,200	1,097,712

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments — April 30, 2009 (unaudited)

Security description	Number of shares	Value ($)
Common stocks—(continued)
Switzerland—(concluded)
Weatherford International Ltd.*	68,400	1,137,492
Total Switzerland common stocks		3,535,779

Taiwan—0.11%
Cathay Financial Holding Co. Ltd.	31,365	35,136
Chunghwa Telecom Co. Ltd. ADR	2,505	47,345
HON HAI Precision Industry Co. Ltd. (Foxconn)	43,601	126,030
HTC Corp.	4,000	54,182
MediaTek, Inc.	3,664	38,165
Taiwan Mobile Co. Ltd.	47,436	74,725
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	8,200	86,674
Total Taiwan common stocks		462,257

Thailand—0.02%
Bangkok Bank Public Co. Ltd.	26,170	63,599

Turkey—0.02%
Turkiye Garanti Bankasi AS*	36,326	76,273

United Kingdom—1.15%
Anglo American PLC	11,804	259,140
BG Group PLC	18,457	298,436
BP PLC	21,071	150,402
Home Retail Group PLC	38,286	142,587
Kazakhmys PLC(3)	27,687	219,129
Man Group PLC(3)	77,686	291,334
National Grid PLC	19,111	159,595
Reed Elsevier PLC	149,420	1,115,169
Royal Dutch Shell PLC	8,605	198,203
Royal Dutch Shell PLC, A Shares	56,723	1,319,953
Scottish & Southern Energy PLC	10,299	168,813
Tullow Oil PLC	48,077	573,604
Total United Kingdom common stocks		4,896,365

United States—16.19%
Acco Brands Corp.*	92,200	192,698
Acuity Brands, Inc.	10,700	307,518
Aetna, Inc.(3)	30,100	662,501
Aflac, Inc.(3)	23,900	690,471
Alleghany Corp.*	1,076	272,938
Amazon.com, Inc.*	4,100	330,132
Apache Corp.	4,400	320,584
Apple, Inc.(3),*	3,300	415,239
Applied Materials, Inc.	9,400	114,774
Arbitron, Inc.	50,300	1,047,246
Archer-Daniels-Midland Co.	12,500	307,750
Automatic Data Processing, Inc.(3)	38,100	1,341,120
Baker Hughes, Inc.	6,400	227,712
Bank of America Corp.	130,100	1,161,793

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments — April 30, 2009 (unaudited)

Security description	Number of shares	Value ($)
Common stocks—(continued)
United States—(continued)
Belden CDT, Inc.	53,200	857,584
Berkshire Hathaway, Inc., Class B(3),*	535	1,639,775
BorgWarner, Inc.	3,100	89,745
Cabot Oil & Gas Corp.	2,200	66,418
Cardinal Health, Inc.	10,500	354,795
Carlisle Cos., Inc.	44,400	1,010,100
CF Industries Holdings, Inc.	1,800	129,690
Chesapeake Energy Corp.	38,000	748,980
Chevron Corp.	4,600	304,060
Clorox Co.(3)	25,500	1,429,275
CME Group, Inc.	1,000	221,350
Comcast Corp., Special Class A	18,300	268,644
ConocoPhillips	3,900	159,900
CONSOL Energy, Inc.	12,200	381,616
Covanta Holding Corp.*	10,961	154,660
Cree, Inc.*	2,299	62,970
Cubic Corp.	6,300	180,873
Cummins, Inc.	3,472	118,048
Deere & Co.	5,900	243,434
Deltic Timber Corp.	6,799	286,510
Developers Diversified Realty Corp.	107	442
Devon Energy Corp.	700	36,295
Diebold, Inc.	14,400	380,592
DISH Network Corp., Class A(3),*	52,200	691,650
Dun & Bradstreet Corp.(3)	19,100	1,554,740
Electronic Arts, Inc.*	10,800	219,780
EMC Corp.*	18,200	228,046
Energy Conversion Devices, Inc.*	3,500	64,330
Entergy Corp.	1,600	103,632
EOG Resources, Inc.	8,700	552,276
EQT Corp.	7,700	258,951
ESCO Technologies, Inc.*	4,500	187,110
Exelon Corp.	7,100	327,523
Expeditors International of Washington, Inc.(3)	24,800	860,808
Express Scripts, Inc.(3),*	15,600	997,932
Exterran Holdings, Inc.*	1,900	39,235
Exxon Mobil Corp.	7,800	520,026
First Solar, Inc.*	1,916	358,848
Fiserv, Inc.*	22,500	839,700
Flowserve Corp.	1,900	129,010
Fluor Corp.(3)	31,100	1,177,757
FMC Corp.	2,300	112,079
Ford Motor Co.(3),*	149,200	892,216
FPL Group, Inc.	4,800	258,192
GATX Corp.	37,178	1,119,429
General Dynamics Corp.(3)	23,400	1,209,078
Goldman Sachs Group, Inc.	18,200	2,338,700
Halliburton Co.	10,400	210,288
Hartford Financial Services Group, Inc.(3)	51,800	594,146

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments — April 30, 2009 (unaudited)

Security description	Number of shares	Value ($)
Common stocks—(continued)
United States—(continued)
Hess Corp.	2,600	142,454
IntercontinentalExchange, Inc.*	2,800	245,280
Intuitive Surgical, Inc.(3),*	2,100	301,833
ITC Holdings Corp.	3,500	152,355
Itron, Inc.*	2,800	128,800
Jacobs Engineering Group, Inc.(3),*	9,600	365,184
Johnson & Johnson(3)	36,600	1,916,376
Kroger Co.	9,500	205,390
Lance, Inc.	12,500	289,500
Legg Mason, Inc.(3)	11,200	224,784
Liberty Global, Inc., Series C*	40,900	669,124
Lorillard, Inc.(3)	15,100	953,263
Marathon Oil Corp.	4,900	145,530
Mattel, Inc.	78,200	1,169,872
Maxim Integrated Products, Inc.	79,500	1,077,225
Monsanto Co.	4,600	390,494
Moody’s Corp.(3)	21,100	622,872
Newmont Mining Corp.	15,900	639,816
Noble Energy	2,800	158,900
Northeast Utilities	11,200	235,424
NVIDIA Corp.*	20,500	235,340
O’Reilly Automotive, Inc.*	6,600	256,410
Occidental Petroleum Corp.	6,100	343,369
ON Semiconductor Corp.*	34,400	186,448
Peabody Energy Corp.	3,000	79,170
Penske Automotive Group, Inc.	13,400	177,550
Petrohawk Energy Corp.*	7,700	181,720
Pfizer, Inc.	116,200	1,552,432
PG&E Corp.	1,500	55,680
Pharmaceutical Product Development, Inc. (PPD)(3)	22,500	441,225
Pitney Bowes, Inc.(3)	53,700	1,317,798
Procter & Gamble Co.(3)	35,200	1,740,288
Prudential Financial, Inc.	6,800	196,384
Public Storage(3)	13,900	929,354
Quanta Services, Inc.*	6,154	139,880
Questar Corp.	6,400	190,208
Ralcorp Holdings, Inc.*	12,200	697,352
Range Resources Corp.	13,000	519,610
Raytheon Co.(3)	22,500	1,017,675
SEACOR Holdings, Inc.*	4,200	276,024
Sigma-Aldrich Corp.(3)	13,100	574,304
Simcere Pharmaceutical Group, ADR*	9,800	68,796
Sohu.com, Inc.*	1,394	72,697
SPX Corp.(3)	4,300	198,531
St. Mary Land & Exploration Co.	4,500	80,415
Starbucks Corp.*	21,700	313,782
Stryker Corp.(3)	28,500	1,103,235
SunPower Corp., Class A*	8,300	227,254
T. Rowe Price Group, Inc.(3)	67,100	2,584,692

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments — April 30, 2009 (unaudited)

Security description	Number of shares	Value ($)
Common stocks—(concluded)
United States—(concluded)
Terra Industries, Inc.	2,300	60,950
The J.M. Smucker Co.	1,800	70,920
The Mosaic Co.	11,600	469,220
TRW Automotive Holdings Corp.*	7,800	67,236
Tyson Foods, Inc., Class A	36,900	388,926
UniFirst Corp.	6,800	253,572
Valero Energy Corp.	4,000	79,360
Varian Medical Systems, Inc.(3),*	24,900	830,913
VMware, Inc., Class A*	7,000	182,560
Websense, Inc.*	17,800	317,374
Western Union Co.(3)	90,000	1,507,500
Williams Cos., Inc.	6,300	88,830
Wyeth	86,700	3,676,080
Xerox Corp.(3)	28,800	175,968
XTO Energy, Inc.	2,100	72,786
Yum! Brands, Inc.(3)	41,200	1,374,020
Zep, Inc.	23,600	319,308
Zimmer Holdings, Inc.(3),*	24,100	1,060,159
Total United States common stocks		69,151,495
Total common stocks (cost—$141,023,015)		135,379,683

Preferred stock—0.01%
Brazil—0.01%
Companhia de Bebidas das Americas (AmBev), ADR (cost—$27,015)	514	28,979

Investment company—0.43%
United States—0.43%
Energy Select Sector SPDR Fund (cost—$1,775,380)	40,000	1,831,200

Unit trusts—0.16%
Canada—0.16%
Canadian Oil Sands Trust	28,200	582,291
Penn West Energy Trust	9,500	104,211
Total unit trusts (cost—$656,934)		686,502

	Face amount(4) ($)
US government obligations—3.84%
US Treasury Bonds
3.500%, due 02/15/39	700,000	634,263
6.375%, due 08/15/27	2,000,000	2,589,688
6.625%, due 02/15/27	1,200,000	1,591,126
US Treasury Inflation Index Bonds (TIPS)
1.750%, due 01/15/28	506,350	455,557
2.000%, due 01/15/26	1,603,395	1,501,179
2.375%, due 01/15/27	420,812	415,421
3.625%, due 04/15/28	262,344	302,843
US Treasury Inflation Index Notes (TIPS)
0.875%, due 04/15/10	4,703,538	4,663,849

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments — April 30, 2009 (unaudited)

Security description	Face amount(4) ($)	Value ($)
US government obligations—(concluded)
4.250%, due 01/15/10	4,161,333	4,252,362
Total US government obligations (cost—$16,514,007)		16,406,288

Federal fram credit bank certificates—1.16%
FFCB
4.500%, due 05/21/15 (cost—$4,753,372)	4,700,000	4,960,860

Federal home loan mortgage corporation certificates**—2.20%
FHLMC
2.000%, due 03/16/11	3,500,000	3,514,151
2.050%, due 03/09/11	2,800,000	2,818,981
4.500%, due 05/01/23	36,539	37,542
5.000%, due 09/01/38	734,486	755,747
5.500%, due 06/01/38	926,979	959,776
6.000%, due 11/01/36	24,480	25,599
6.000%, due 10/01/37	164,564	171,959
6.000%, due 11/01/37	118,254	123,569
6.000%, due 04/01/38	26,383	27,568
6.000%, due 08/01/38	551,529	576,316
6.000%, due 11/01/38	351,969	367,787
6.000%, due 02/01/39	26,606	27,800
Total federal home loan mortgage corporation certificates (cost—$9,304,125)		9,406,795

Federal national mortgage association certificates**—8.64%
FNMA
1.750%, due 04/15/11	2,000,000	2,002,898
1.875%, due 04/08/11	2,500,000	2,507,140
2.000%, due 04/01/11	3,800,000	3,823,427
4.120%, due 05/06/13	2,000,000	2,033,264
4.500%, due 10/01/18	426,204	441,320
4.500%, due 11/01/18	95,985	99,389
4.500%, due 12/01/18	160,280	165,965
4.500%, due 05/01/19	623,073	644,004
4.500%, due 06/01/19	307,988	318,335
4.500%, due 08/01/19	214,669	221,880
4.500%, due 06/01/23	701,907	722,047
4.651%, due 04/01/37(5)	3,265,058	3,341,346
5.000%, due 06/01/23	6,042,214	6,286,499
5.000%, due 07/01/34	3,844,333	3,964,841
5.500%, due 02/01/38	847,783	879,212
6.000%, due 03/01/32	159	168
6.000%, due 05/01/33	20,126	21,235
6.000%, due 12/01/33	7,132	7,516
6.000%, due 04/01/35	11,780	12,348
6.000%, due 07/01/35	65,423	68,578
6.000%, due 08/01/35	834	874
6.000%, due 11/01/35	147,524	154,638
6.000%, due 01/01/36	193,405	202,732
6.000%, due 02/01/36	17,672	18,508
6.000%, due 07/01/36	11,687	12,240
6.000%, due 09/01/36	99,534	104,239
6.000%, due 10/01/36	46,538	48,738
6.000%, due 11/01/36	224,095	234,692
6.000%, due 12/01/36	771	807
6.000%, due 01/01/37	35,659	37,336
6.000%, due 03/01/37	234,200	245,091
6.000%, due 04/01/37	153,783	160,933
6.000%, due 05/01/37	48,937	51,213
6.000%, due 06/01/37	11,394	11,924
6.000%, due 07/01/37	433,148	453,301

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments — April 30, 2009 (unaudited)

Security description	Face amount(4) ($)	Value ($)
Federal national mortgage association certificates**—(concluded)
6.000%, due 08/01/37	254,440	266,271
6.000%, due 09/01/37	100,405	105,074
6.000%, due 10/01/37	22,506	23,553
6.000%, due 11/01/37	57,107	59,763
6.000%, due 12/01/37	3,512	3,676
6.000%, due 01/01/38	63,540	66,492
6.000%, due 02/01/38	228,901	239,532
6.000%, due 03/01/38	149,407	156,347
6.000%, due 04/01/38	14,300	14,964
6.000%, due 05/01/38	239,517	250,643
6.000%, due 06/01/38	58,997	61,738
6.000%, due 07/01/38	80,540	84,281
6.000%, due 08/01/38	91,558	95,811
6.000%, due 12/01/38	96,144	100,609
6.000%, due 01/01/39	70,020	73,270
6.000%, due 02/01/39	5,716,968	5,982,825
Total federal national mortgage association certificates (cost—$36,206,795)		36,883,527

Collateralized mortgage obligations—6.15%
American Home Mortgage Assets,
Series 2006-3, Class 1A1
2.484%, due 10/25/46(5)	802,743	284,618
Series 2006-3, Class 2A11
2.454%, due 10/25/46(5)	821,306	288,680
Series 2006-4, Class 1A11
0.712%, due 10/25/46(5)	1,437,586	540,449
Series 2007-1, Class A1
2.214%, due 02/25/47(5)	836,242	217,423
American Home Mortgage Investment Trust,
Series 2004-3, Class 1A
0.808%, due 10/25/34(5)	67,173	40,614
Series 2005-4, Class 1A1
0.728%, due 11/25/45(5)	1,107,675	448,267
Banc of America Funding Corp., Series 2007-D, Class 1A5
0.727%, due 06/20/47(5)	600,000	58,440
BCAP LLC Trust, Series 2006-RR1, Class CF
1.078%, due 11/25/36(5)	276,434	144,190
Bear Stearns Alternative Trust-A Trust, Series 2005-8, Class 11A1
0.708%, due 10/25/35(5)	1,018,681	470,785
Citimortgage Alternative Loan Trust, Series 2006-A7, Class 1A12
6.000%, due 12/25/36	1,389,167	805,355
Countrywide Alternative Loan Trust,
Series 2005-46C8, Class A8
5.500%, due 10/25/35	889,580	665,254
Series 2005-61, Class 1A1
0.698%, due 12/25/35(5)	1,315,104	545,422
Series 2006-23CB, Class 1A6
6.000%, due 08/25/36	384,654	251,755
Series 2006-5T2, Class A3
6.000%, due 04/25/36	1,199,774	756,041
Series 2007-0A11, Class A1A
2.894%, due 11/25/47(5)	952,867	287,163
Series 2007-6, Class A4
5.750%, due 04/25/47	1,200,000	449,582
Countrywide Home Loan, Series 2007-14, Class A19
6.000%, due 09/25/37	877,313	566,141
Credit Suisse Mortgage Capital Certificates, Series 2006-8, Class 4A1
6.500%, due 10/25/21	1,477,748	893,576
DSLA Mortgage Loan Trust,
Series 2004-AR2, Class A2A
0.837%, due 11/19/44(5)	1,334,562	555,587
Series 2006-AR2, Class 2A1A
0.647%, due 11/19/37(5)	652,782	230,871
First Horizon Alternative Mortgage Securities, Series 2005-AA9, Class AA9
5.624%, due 11/25/36(5)	1,250,247	535,601
FNMA REMIC,**
Series 2007-22, Class FG
0.798%, due 03/25/37(5)	1,270,915	1,246,368
Series 2008-56, Class FD
1.378%, due 07/25/48(5)	1,854,350	1,820,669

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments — April 30, 2009 (unaudited)

Security description	Face amount(4) ($)	Value ($)
Collateralized mortgage obligations—(concluded)
Greenpoint Mortgage Funding Trust, Series 2007-AR3, Class A1
0.658%, due 06/25/37(5)	671,999	242,041
Harborview Mortgage Loan Trust,
Series 2005-10, Class 2A1A
0.757%, due 11/19/35(5)	2,921,315	1,115,708
Series 2005-11, Class 2A1A
0.757%, due 08/19/45(5)	328,633	136,282
Series 2005-16, Class 3A1A
0.697%, due 01/19/36(5)	766,021	289,534
Series 2005-3, Class 2A1A
0.687%, due 06/19/35(5)	1,579,473	586,734
Series 2005-9, Class 2A1A
0.787%, due 06/20/35(5)	661,662	268,319
Series 2006-1, Class 2A1A
0.687%, due 03/19/37(5)	1,432,501	545,913
Series 2006-12, Class 2A2A
0.637%, due 01/19/38(5)	726,217	259,301
Series 2006-14, Class 2A1A
0.597%, due 01/25/47(5)	2,807,544	987,013
Indymac Index Mortgage Loan Trust, Series 2006-AR4, Class A1A
0.648%, due 05/25/46(5)	2,443,297	859,591
Lehman Mortgage Trust, Series 2006-8, Class 2A1
0.858%, due 12/25/36(5)	1,583,667	650,280
Luminent Mortgage Trust,
Series 2006-2, Class A1A
0.638%, due 02/25/46(5)	2,466,138	891,663
Series 2006-5, Class A1A
0.628%, due 07/25/36(5)	933,509	323,890
Morgan Stanley Capital I, Series 2005-HQ7, Class A4
5.378%, due 11/14/42(5)	500,000	442,161
Morgan Stanley Mortgage Loan Trust, Series 2007-15AR, Class 2A1
6.377%, due 11/25/37(5)	884,027	380,132
MortgageIT Trust, Series 2005-AR1, Class 1A1
0.688%, due 11/25/35(5)	853,213	343,394
Residential Accredit Loans, Inc.,
Series 2005-Q05, Class A1
2.514%, due 01/25/46(5)	2,636,265	1,076,078
Series 2007-QH9, Class A1
6.541%, due 11/25/37(5)	952,424	304,591
Series 2007-QS1, Class 2A2
0.798%, due 01/25/37(5)	2,267,796	1,146,469
Residential Asset Securitization Trust, Series 2007-A2, Class 1A3
6.000%, due 04/25/37	1,365,619	804,490
Sequoia Mortgage Trust, Series 2004-10, Class A3A
1.971%, due 11/20/34(5)	123,308	82,800
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-21, Class 7A1
6.007%, due 11/25/35	2,293,236	1,357,244
WaMu Mortgage Pass Through Certificates, Series 2007-OA6, Class 1A
2.324%, due 07/25/47(5)	900,080	328,857
Wells Fargo Alternative Loan Trust, Series 2007-PA2, Class 1A1
6.000%, due 06/25/37	1,514,504	750,154
Total collateralized mortgage obligations (cost—$45,531,864)		26,275,490

Asset-backed securities—0.34%
CIT Mortgage Loan Trust,
Series 2007-1, Class 2A1
1.438%, due 10/01/37(5),(6),(7)	321,855	241,391
Series 2007-1, Class 2A2
1.688%, due 10/01/37(5),(6),(7)	130,000	37,700
Series 2007-1, Class 2A3
1.888%, due 10/01/37(5),(6),(7)	230,000	63,250
GMAC Mortgage Corp. Loan Trust,
Series 2007-HE3, Class 1A1
7.000%, due 09/25/37	69,006	24,039
Series 2007-HE3, Class 2A1
7.000%, due 09/25/37	112,434	37,483
Household Home Equity Loan Trust, Series 2007-3, Class APT
1.647%, due 11/20/36(5)	379,474	254,306

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments — April 30, 2009 (unaudited)

Security description	Face amount(4) ($)		Value ($)
Asset-backed securities—(concluded)
USAA Auto Owner Trust, Series 2007-2, Class A3
4.900%, due 02/15/12	803,217		814,812
Total asset-backed securities (cost—$2,045,987)			1,472,981

Corporate notes—7.77%
Australia—0.68%
QBE Insurance Group Ltd.
9.750%, due 03/14/14(6),(7)	105,000		106,015
Suncorp-Metway Ltd.
2.381%, due 04/15/11(5),(6),(7)	2,500,000		2,495,710
Westfield Capital/Westfield Financial
4.375%, due 11/15/10(8)	325,000		315,354
Total Australia corporate notes			2,917,079

Bermuda—0.04%
Endurance Specialty Holdings
7.000%, due 07/15/34	125,000		69,734
White Mountains Re Group
6.375%, due 03/20/17(8)	150,000		87,906
Total Bermuda corporate notes			157,640

Canada—0.50%
Canadian Natural Resources
5.150%, due 02/01/13	250,000		245,479
5.700%, due 05/15/17	40,000		38,204
Encana Corp.
6.500%, due 02/01/38	325,000		302,611
Nexen, Inc.
6.400%, due 05/15/37	225,000		163,710
Rogers Communications, Inc.
6.800%, due 08/15/18	450,000		471,557
Thomson Reuters Corp.
6.500%, due 07/15/18	450,000		431,232
TransCanada Pipelines
7.625%, due 01/15/39	275,000		301,039
Transocean, Inc.
6.800%, due 03/15/38	200,000		191,428
Total Canada corporate notes			2,145,260

Cayman Islands—0.04%
Resona Preferred Global Securities
7.191%, due 07/30/15(8),(9),(10)	275,000		151,250

Denmark—0.07%
Nordic Telephone Co. Holdings
8.250%, due 05/01/16	EUR	250,000	296,044

France—0.59%
Societe Financement de l’Economie Francaise
1.500%, due 10/29/17(6),(7)	2,500,000		2,497,650

Ireland—0.03%
VIP Fin (Vimpelcom)
9.125%, due 04/30/18	200,000		141,000

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments — April 30, 2009 (unaudited)

Security description	Face amount(4) ($)		Value ($)
Corporate notes—(continued)
Luxembourg—0.32%
ArcelorMittal
6.125%, due 06/01/18	575,000		463,368
Hellas Telecom V
4.935%, due 10/15/12(5)	EUR	250,000	200,119
Telecom Italia Capital
6.000%, due 09/30/34	200,000		141,915
6.200%, due 07/18/11	325,000		327,451
7.721%, due 06/04/38	275,000		240,116
Total Luxembourg corporate notes			1,372,969

Mexico—0.13%
Petroleos Mexicanos
8.000%, due 05/03/19(8)	510,000		542,529

Netherlands—0.23%
Impress Holdings BV
4.560%, due 09/15/13(5)	EUR	250,000	277,851
LeasePlan Corp. N.V.
3.000%, due 05/07/12(6),(7)	700,000		699,552
Total Netherlands corporate notes			977,403

Norway—0.05%
StatoilHydro ASA
5.250%, due 04/15/19	225,000		230,173

United Kingdom—0.10%
HSBC Holdings PLC
6.500%, due 09/15/37	250,000		213,059
Royal Bank of Scotland Group PLC
9.118%, due 03/31/10(9)	200,000		147,000
Swiss Re Capital I LP
6.854%, due 05/25/16(8),(9),(10)	175,000		69,125
Total United Kingdom corporate notes			429,184

United States—4.99%
AES Corp.
9.500%, due 06/01/09	125,000		125,000
Allied Waste Industries, Inc.
4.250%, due 04/15/34	85,000		79,900
Altria Group, Inc.
9.700%, due 11/10/18	450,000		525,843
Anheuser-Busch InBev Worldwide, Inc.
7.750%, due 01/15/19(6),(7)	550,000		575,834
ANZ Capital Trust II
5.360%, due 12/15/13(8),(9),(10)	200,000		139,994
AT&T, Inc.
6.300%, due 01/15/38	350,000		323,784
Bank of America Corp.
5.750%, due 12/01/17	200,000		163,391

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments — April 30, 2009 (unaudited)

Security description	Face amount(4) ($)	Value ($)
Corporate notes—(continued)
United States—(continued)
Bear Stearns Co., Inc.
6.400%, due 10/02/17	25,000	24,334
7.250%, due 02/01/18	950,000	970,157
Boardwalk Pipelines LP
5.875%, due 11/15/16	225,000	194,287
Cargill, Inc.
5.200%, due 01/22/13(6),(7)	400,000	388,970
Chubb Corp.
6.500%, due 05/15/38	150,000	137,283
Citigroup, Inc.
5.850%, due 07/02/13	400,000	358,007
5.875%, due 05/29/37	400,000	302,986
6.875%, due 03/05/38	125,000	106,412
CNA Financial Corp.
7.250%, due 11/15/23	100,000	59,258
Comcast Corp.
5.500%, due 03/15/11	225,000	232,722
6.450%, due 03/15/37	200,000	185,380
Comcast Holdings Corp.
10.625%, due 07/15/12	250,000	281,640
Commonwealth Edison Co.
5.800%, due 03/15/18	350,000	333,117
5.900%, due 03/15/36	150,000	124,619
Corrections Corp. of America
7.500%, due 05/01/11	500,000	500,000
Countrywide Home Loans MTN
4.125%, due 09/15/09	350,000	347,165
COX Communications, Inc.
4.625%, due 01/15/10	400,000	399,915
6.250%, due 06/01/18(6),(7)	375,000	345,214
CSC Holdings, Inc., Series B
7.625%, due 04/01/11	250,000	250,000
Darden Restaurants, Inc.
5.625%, due 10/15/12	225,000	214,773
Dole Foods Co.
8.625%, due 05/01/09	720,000	720,000
EchoStar DBS Corp.
7.125%, due 02/01/16	250,000	233,750
Energy Transfer Partners
5.950%, due 02/01/15	450,000	423,984
6.700%, due 07/01/18	350,000	327,911
Enterprise Products Operating LLC
6.300%, due 09/15/17	175,000	161,904
6.500%, due 01/31/19	225,000	206,416
8.375%, due 08/01/66(5)	200,000	138,000
Enterprise Products Operating LLC, Series B
5.000%, due 03/01/15	175,000	152,135
FirstEnergy Corp.
7.375%, due 11/15/31	100,000	85,254
Fiserv, Inc.
6.125%, due 11/20/12	250,000	247,780
Florida Gas Transmission Co.
7.900%, due 05/15/19(6),(7)	350,000	348,341

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments — April 30, 2009 (unaudited)

Security description	Face amount(4) ($)	Value ($)
Corporate notes—(continued)
United States—(continued)
Freeport-McMoRan Copper & Gold, Inc.
4.995%, due 04/01/15(5)	125,000	109,688
HCA, Inc.
9.625%, due 11/15/16	125,000	115,938
International Lease Finance Corp. MTN
4.950%, due 02/01/11	175,000	135,702
JPMorgan Chase Bank NA
6.000%, due 10/01/17	250,000	233,244
Merrill Lynch & Co., Inc.
5.450%, due 02/05/13	450,000	393,994
6.400%, due 08/28/17	100,000	81,351
MetLife Capital Trust X
9.250%, due 04/08/33(5),(8)	300,000	192,000
MidAmerican Energy Holdings Co.
5.750%, due 04/01/18	300,000	298,455
6.125%, due 04/01/36	225,000	195,158
Morgan Stanley MTN
5.950%, due 12/28/17	225,000	203,833
6.250%, due 08/28/17	200,000	182,802
6.625%, due 04/01/18	100,000	95,166
Nevada Power Co.
6.500%, due 05/15/18	375,000	366,900
Nisource Finance Corp.
10.750%, due 03/15/16	150,000	160,515
ONEOK Partners, LP
6.150%, due 10/01/16	75,000	67,646
6.850%, due 10/15/37	50,000	37,613
Pfizer, Inc.
6.200%, due 03/15/19	625,000	671,714
Philip Morris International, Inc.
5.650%, due 05/16/18	725,000	733,672
PNC Bank NA
6.875%, due 04/01/18	250,000	238,091
Progress Energy, Inc.
7.050%, due 03/15/19	300,000	318,027
Qwest Capital Funding, Inc.
7.900%, due 08/15/10	375,000	375,000
Reed Elsevier Capital, Inc.
8.625%, due 01/15/19	300,000	314,069
Simon Property Group LP
6.125%, due 05/30/18	725,000	602,300
SLM Corp. MTN
5.125%, due 08/27/12	425,000	293,339
8.450%, due 06/15/18	125,000	76,135
Tennessee Gas Pipeline
8.375%, due 06/15/32	350,000	340,323
TEPPCO Partners LP
6.650%, due 04/15/18	425,000	365,193
Time Warner Cable, Inc.
6.550%, due 05/01/37	425,000	391,830

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments — April 30, 2009 (unaudited)

Security description	Face amount(4) ($)	Value ($)
Corporate notes—(concluded)
United States—(concluded)
Verizon Communications, Inc.
6.400%, due 02/15/38	275,000	256,183
Verizon Wireless Capital
8.500%, due 11/15/18(8)	250,000	299,401
Wachovia Corp. MTN
5.500%, due 05/01/13	975,000	955,872
5.750%, due 02/01/18	250,000	228,758
Wells Fargo & Co.
5.625%, due 12/11/17	100,000	93,232
Wells Fargo Capital XIII
7.700%, due 03/26/13(9),(10)	425,000	272,000
Whirlpool Corp.
8.000%, due 05/01/12	75,000	76,304
8.600%, due 05/01/14	100,000	102,464
XTO Energy, Inc.
6.250%, due 08/01/17	375,000	375,672
6.500%, due 12/15/18	50,000	50,817
ZFS Finance USA Trust I
6.150%, due 12/15/10(8),(10)	550,000	291,500
Total United States corporate notes		21,327,361
Total corporate notes (cost—$35,243,916)		33,185,542

Non-US government obligations—0.10%
Indonesia—0.04%
Republic of Indonesia
11.625%, due 03/04/19(8)	150,000	179,250

Peru—0.06%
Republic of Peru
7.125%, due 03/30/19	250,000	270,000
Total non-US government obligations (cost—$397,681)		449,250

Time deposit—0.52%
Rabobank Nederland N.V.
0.100%, due 05/01/09 (cost—$2,208,228)	2,208,228	2,208,228

Short-term US government obligations(11),(12)—1.98%
US Treasury Bills
0.125%, due 07/30/09	427,000	426,867
0.130%, due 07/30/09	2,853,000	2,852,073
0.140%, due 07/30/09	185,000	184,935
0.175%, due 07/30/09	4,500,000	4,498,031

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments — April 30, 2009 (unaudited)

Security description	Face amount(4) ($)	Value ($)
Short-term US government obligations(11),(12)—(concluded)
0.180%, due 07/30/09	500,000	499,775
Total short-term US government obligations (cost—$8,461,681)		8,461,681

Repurchase agreement—34.95%
Repurchase agreement dated 04/30/09 with State Street Bank & Trust Co., 0.010% due 05/01/09, collateralized by $152,309,611 US Treasury Bills, zero coupon due 08/20/09 to 08/27/09; (value—$152,263,918); proceeds: $149,273,041 (cost—$149,273,000)	149,273,000	149,273,000

	Number of contracts
Options*—0.26%
Call options purchased—0.26%
Russell 2000 Index, strike @ $480, expires 05/16/09	7	14,560
Russell 2000 Index, strike @ $520, expires 05/16/09	7	3,101
S&P 500 Index Futures, strike @ $850, expires 06/18/09	74	1,011,950
S&P 500 Index, strike @ $875, expires 05/16/09	23	43,700
S&P 500 Index, strike @ $950, expires 06/20/09	23	26,450
Total call options purchased		1,099,761

Put options purchased—0.00%
Russell 2000 Index, strike @ $360, expires 06/20/09	11	3,520
S&P 500 Index, strike @ $725, expires 06/20/09	23	17,595
Total put options purchased		21,115
Total options (cost—$1,080,170)		1,120,876
Total investments before investments sold short (cost—$454,503,170)—100.21%		428,030,882

	Number of shares
Investments sold short—(7.36)%
Common stocks—(4.68)%
Bermuda—(0.10)%
Willis Group Holdings Ltd	(16,100)	(442,911)

Canada—(0.11)%
Niko Resources Ltd.	(9,200)	(465,590)

Denmark—(0.03)%
Topdanmark A/S	(993)	(118,174)

France—(0.09)%
PSA Peugeot Citroen	(16,041)	(374,601)

Germany—(0.33)%
Bayerische Motoren Werke (BMW) AG	(14,489)	(503,223)
United Internet AG	(85,222)	(895,292)
		(1,398,515)
Japan—(0.53)%
Amada Co. Ltd.	(43,000)	(263,790)

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments — April 30, 2009 (unaudited)

Security description	Number of shares	Value ($)
Investments sold short—(continued)
Common stocks—(continued)
Japan—(concluded)
East Japan Railway Co.	(4,900)	(276,252)
Haseko Corp.	(739,000)	(464,591)
Hino Motors Ltd.	(39,000)	(111,519)
NSK Ltd.	(38,000)	(168,384)
NTN Corp.	(114,000)	(376,841)
Yamaha Motor Co. Ltd.	(57,800)	(607,773)
Total Japan common stocks		(2,269,150)

Netherlands—(0.23)%
ASML Holding N.V.	(40,043)	(824,382)
Randstad Holding N.V.	(7,373)	(170,131)
Total Netherlands common stocks		(994,513)

Switzerland—(0.50)%
Givaudan SA	(3,339)	(2,126,826)

United Kingdom—(0.23)%
3i Group PLC	(25,780)	(122,422)
Friends Provident PLC	(472,360)	(448,620)
Prudential PLC	(68,958)	(401,166)
Total United Kingdom common stocks		(972,208)

United States—(2.53)%
Activision Blizzard, Inc.	(62,900)	(677,433)
Amylin Pharmaceuticals, Inc.	(143,900)	(1,574,266)
Annaly Capital Management, Inc.	(54,600)	(768,222)
Cadence Design Systems, Inc.	(77,200)	(430,776)
Caterpillar, Inc.	(25,700)	(914,406)
Celanese Corp.	(5,800)	(120,872)
Celgene Corp.	(13,800)	(589,536)
Constellation Energy Group, Inc.	(4,400)	(105,952)
Devon Energy Corp.	(11,500)	(596,275)
Forest City Enterprises, Inc., Class A	(12,900)	(108,747)
Hologic, Inc.	(42,700)	(634,522)
Illumina, Inc.	(16,200)	(605,070)
Leucadia National Corp.	(41,200)	(874,676)
Liberty Global, Inc.	(41,900)	(690,931)
NVIDIA Corp.	(9,100)	(104,468)
Plains Exploration & Production Co.	(27,100)	(511,377)
Regions Financial Corp.	(22,000)	(98,780)
Scripps Networks Interactive, Class A	(4,900)	(134,456)
Terex Corp.	(8,400)	(115,920)
UDR, Inc.	(51,000)	(513,570)

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments — April 30, 2009 (unaudited)

Security description	Number of shares	Value ($)
Investments sold short—(concluded)
Common stocks—(concluded)
United States—(concluded)
Vertex Pharmaceuticals, Inc.	(20,700)	(637,974)
Total United States common stocks		(10,808,229)

Total common stocks (proceeds—$18,614,505)		(19,970,717)

	Face amount(4) ($)
Federal national mortgage association certificates**—(2.68)%
FNMA TBA
5.000%, TBA	(3,000,000)	(3,085,314)
6.000%, TBA	(8,000,000)	(8,362,496)
Total federal national mortgage association certificates (proceeds—$11,345,156)		(11,447,810)
Total investments sold short (proceeds—$29,959,661)—(7.36)%		(31,418,527)
Other assets in excess of liabilities—7.15%		30,501,790
Net assets—100.00%		427,114,145

Aggregate cost for federal income tax purposes, which was substantially the same for book purposes, was $454,503,170; and net unrealized depreciation consisted of:

Gross unrealized appreciation		13,229,640
Gross unrealized depreciation		(39,701,928)
Net unrealized depreciation		(26,472,288)

*	Non-income producing security.
**

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the U.S. Treasury guaranteed the debt issued by those organizations.

(1)	Security is traded on the Toronto Stock Exchange.
(2)	Security is traded on the New York Stock Exchange.
(3)	Security, or portion thereof, pledged as collateral for investments sold short and written options.
(4)	In US Dollars unless otherwise indicated.
(5)	Floating rate security. The interest rate shown is the current rate as of April 30, 2009.
(6)	Illiquid securities representing 3.61% of net assets as of April 30, 2009.
(7)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 1.83% of net assets as of April 30, 2009, are considered illiquid and restricted (see table below for more information).

Illiquid and restricted securities	Acquisition dates	Acquisition cost ($)	Acquisition cost as a percentage of net assets (%)	Value at 04/30/09 ($)	Value as a percentage of net assets (%)
Anheuser-Busch InBev Worldwide, Inc.
7.750%, 01/15/19	01/07/09	549,577	0.13	575,834	0.14
Cargill, Inc.
5.200%, 01/22/13	01/16/08	399,668	0.09	388,970	0.09
CIT Mortgage Loan Trust, Series 2007-1, Class 2A1
1.438%, 10/01/37	10/05/07	321,855	0.08	241,391	0.06
CIT Mortgage Loan Trust, Series 2007-1, Class 2A2
1.688%, 10/01/37	10/05/07	130,000	0.03	37,700	0.01
CIT Mortgage Loan Trust, Series 2007-1, Class 2A3
1.888%, 10/01/37	10/05/07	230,000	0.05	63,250	0.02
COX Communications, Inc.
6.250%, 06/01/18	05/29/08	373,519	0.09	345,214	0.08
Florida Gas Transmission
7.900%, 05/15/19	04/29/09	349,370	0.08	348,341	0.08
LeasePlan Corp. N.V.
3.000%, 05/07/12	04/28/09	699,811	0.16	699,552	0.16
QBE Insurance Group Ltd.
9.750%, 03/14/14	12/30/08	92,264	0.02	106,015	0.03
Societe Financement de l’Economie Francaise
1.500%, 10/29/10	04/15/09	2,500,000	0.59	2,497,650	0.58
Suncorp-Metway Ltd.
2.381%, 04/15/11	04/08/09	2,500,000	0.59	2,495,710	0.58
		8,146,064	1.91	7,799,627	1.83

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments — April 30, 2009 (unaudited)

(8)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.53% of net assets as of April 30, 2009, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(9)	Perpetual bond security. The maturity date reflects the next call date.
(10)	Variable rate security. The interest rate shown is the current rate as of April 30, 2009, and resets at the next call date.
(11)	Rate shown is the discount rate at date of purchase.
(12)	Partial amount delivered to broker as collateral for futures transactions.

ADR	American Depositary Receipt
EUR	Euro
FFCB	Federal Farm Credit Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GDR	Global Depositary Receipt
GMAC	General Motors Acceptance Corporation
MTN	Medium Term Note
REMIC	Real Estate Mortgage Investment Conduit
TBA

(To Be Announced) Security is purchased on a forward commitment basis with an approximate principal amount (generally +/- 1.0%) and no definite maturity date.  The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

TIPS

Treasury inflation protected securities (“TIPS”) are debt securities issued by the US Treasury whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the TIPS is fixed, while the principal value rises or falls based on changes in a published Consumer Price Index (“CPI”). Thus, if inflation occurs, the principal and interest payments on TIPS are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the TIPS principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the TIPS generally pay lower interest rates than typical US Treasury securities. Only if inflation occurs will TIPS offer a higher real yield than a conventional Treasury bond of the same maturity.

Written options

Number of contracts	Currency	Call options written	Expiration dates	Premiums received ($)	Current value ($)	Unrealized appreciation (depreciation) ($)
7	USD	Russell 2000 Index, strike @ $460	05/16/09	15,025	22,680	(7,655)
7	USD	Russell 2000 Index, strike @ $500	05/16/09	9,075	6,944	2,131
74	USD	S&P 500 Index Futures, strike @ $825	05/15/09	896,742	1,000,850	(104,108)
23	USD	S&P 500 Index Futures, strike @ $925	06/18/09	44,077	42,550	1,527
23	USD	S&P 500 Index, strike @ $850	05/16/09	67,767	82,800	(15,033)
				1,032,686	1,155,824	(123,138)

		Put options written
11	USD	Russell 2000 Index, strike @ $380	05/16/09	3,480	704	2,776
23	USD	S&P 500 Index, strike @ $750	05/16/09	14,867	4,140	10,727
				18,347	4,844	13,503
				1,051,033	1,160,668	(109,635)

Witten option activity for the nine months ended April 30, 2009 was as follows:

	Number of contracts	Amounts of premiums received ($)
Options outstanding at July 31, 2008	6,140	3,206,903
Options written	16,539,501	47,163,297
Options terminated in closing purchase transactions	(16,520,403)	(27,889,205)
Options expired prior to exercise	(25,070)	(21,429,962)
Options outstanding at April 30, 2009	168	1,051,033

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments — April 30, 2009 (unaudited)

Futures contracts(13)

Number of contracts	Currency	Buy contracts	Expiration dates	Cost ($)	Current value ($)	Unrealized appreciation (depreciation) ($)
8	EUR	DAX Index Futures	June 2009	1,144,562	1,271,699	127,137
13	EUR	German Euro Bobl Futures	June 2009	1,996,792	1,997,906	1,114
166	EUR	German Euro Bund Futures	June 2009	26,921,064	26,952,508	31,444
19	EUR	S&P MIB Index Futures	June 2009	1,992,490	2,355,928	363,438
57	GBP	FTSE 100 Index Futures	June 2009	3,268,495	3,553,341	284,846
111	JPY	Japan Government Bond 10 Year Mini Futures	June 2009	15,454,810	15,443,083	(11,727)
70	USD	90 Day Euro Dollar Futures	May 2009	17,294,539	17,334,188	39,649
7	USD	S&P 500 Index Futures	June 2009	1,440,585	1,522,500	81,915
146	USD	US Treasury Bond 20 Year Futures	June 2009	18,469,439	17,894,125	(575,314)
12	USD	US Treasury Note 10 Year Futures	June 2009	1,457,283	1,451,250	(6,033)
				89,440,059	89,776,528	336,469

		Sale contracts		Proceeds ($)
13	AUD	ASX SPI 200 Index Futures	June 2009	897,115	899,236	(2,121)
169	AUD	Australian Bond 10 Year Futures	June 2009	13,765,586	13,828,921	(63,335)
247	CAD	Canada Government Bond 10 Year Futures	June 2009	26,063,134	25,751,948	311,186
15	EUR	AEX Index Futures	May 2009	914,468	955,662	(41,194)
5	EUR	CAC 40 Index Futures	May 2009	198,974	206,782	(7,808)
30	EUR	German Euro Bobl Futures	June 2009	4,608,623	4,610,553	(1,930)
10	EUR	German Euro Bund Futures	June 2009	1,624,609	1,623,645	964
8	EUR	German Euro Buxl Futures	June 2009	1,034,922	1,040,999	(6,077)
46	EUR	German Euro Schatz Futures	June 2009	6,607,282	6,586,450	20,832
11	EUR	IBEX 35 Index Futures	May 2009	1,269,631	1,296,617	(26,986)
169	GBP	United Kingdom Long Gilt 10 Year Futures	June 2009	30,505,126	30,201,154	303,972
14	HKD	Hang Seng Index Futures	May 2009	1,341,237	1,389,767	(48,530)
28	JPY	TOPIX Index Futures	June 2009	2,324,952	2,393,454	(68,502)
26	USD	90 Day Euro Dollar Futures	June 2009	6,419,707	6,438,575	(18,868)
10	USD	90 Day Euro Dollar Futures	September 2009	2,469,192	2,475,125	(5,933)
10	USD	90 Day Euro Dollar Futures	December 2009	2,465,128	2,470,125	(4,997)
10	USD	90 Day Euro Dollar Futures	March 2010	2,463,552	2,466,875	(3,323)
433	USD	S&P 500 E Mini Index Futures	June 2009	15,667,421	18,835,500	(3,168,079)
82	USD	US Treasury Bond 20 Year Futures	June 2009	10,381,886	10,050,125	331,761
29	USD	US Treasury Note 10 Year Futures	June 2009	3,540,302	3,507,187	33,115
37	USD	US Treasury Note 2 Year Futures	June 2009	8,048,046	8,049,234	(1,188)
245	USD	US Treasury Note 5 Year Futures	June 2009	28,865,783	28,699,453	166,330
				171,476,676	173,777,387	(2,300,711)
						(1,964,242)

Currency type abbreviations:

AUD       Australian Dollar

CAD       Canadian Dollar

EUR        Euro

GBP        Great Britain Pound

HKD       Hong Kong Dollar

JPY         Japanese Yen

USD        United States Dollar

(13)         Restricted cash of $3,069,556 delivered to broker as initial margin for futures collateral.

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments — April 30, 2009 (unaudited)

Forward foreign currency contracts

					Unrealized
	Contracts to	In			appreciation
	deliver	exchange for		Maturity dates	(depreciation) ($)
Australian Dollar	3,373,000	CAD	2,948,984	06/17/09	27,677
Australian Dollar	8,442,000	JPY	573,316,144	06/17/09	(300,432)
Australian Dollar	643,000	NZD	808,476	06/17/09	(9,778)
Australian Dollar	2,972,893	USD	2,087,007	06/17/09	(67,211)
Australian Dollar	4,126,100	USD	2,957,422	06/17/09	(32,434)
Canadian Dollar	3,771,425	AUD	4,348,000	06/17/09	(10,538)
Canadian Dollar	4,881,096	USD	3,905,782	06/17/09	(185,524)
Canadian Dollar	7,248,200	USD	5,868,513	06/17/09	(206,886)
Chinese Yuan Renminbi	10,650,000	USD	1,552,026	09/02/09	(17,362)
Chinese Yuan Renminbi	34,660,000	USD	4,915,681	09/02/09	(191,828)
Chinese Yuan Renminbi	12,640,000	USD	1,814,207	09/02/09	(48,427)
Euro	1,196,000	CAD	1,924,364	06/17/09	30,828
Euro	669,000	GBP	597,758	06/17/09	(735)
Euro	1,119,000	NOK	9,881,080	06/17/09	22,193
Euro	495,000	NZD	1,118,156	06/17/09	(23,946)
Euro	707,000	SEK	7,792,271	06/17/09	33,373
Euro	2,402,988	USD	3,184,753	05/22/09	5,544
Euro	7,407,900	USD	9,769,732	06/17/09	(30,018)
Euro	8,370,200	USD	11,078,714	06/17/09	5,958
Euro	1,512,000	USD	2,152,332	09/02/09	152,679
Euro	1,054,000	USD	1,343,218	09/02/09	(50,720)
Euro	1,126,000	USD	1,628,196	09/02/09	139,036
Great Britain Pound	845,000	CHF	1,442,039	06/17/09	14,233
Great Britain Pound	1,628,354	EUR	1,805,000	06/17/09	(21,046)
Great Britain Pound	1,435,000	JPY	208,242,210	06/17/09	(10,005)
Great Britain Pound	1,697,635	USD	2,482,689	05/29/09	(28,640)
Great Britain Pound	1,477,465	USD	2,128,882	06/17/09	(56,748)
Great Britain Pound	6,669,000	USD	9,821,280	06/17/09	(44,242)
Japanese Yen	223,401,841	AUD	3,238,000	06/17/09	79,706
Japanese Yen	80,368,980	CHF	955,000	06/17/09	21,842
Japanese Yen	154,315,220	EUR	1,160,000	06/17/09	(31,129)
Japanese Yen	262,747,584	GBP	1,803,000	06/17/09	1,385
Japanese Yen	112,833,565	NOK	7,663,000	06/17/09	20,419
Japanese Yen	48,386,000	USD	484,107	05/01/09	(6,524)
Japanese Yen	544,197,280	USD	5,580,907	06/17/09	59,532
Japanese Yen	114,400,000	USD	1,169,519	06/17/09	8,827
New Zealand Dollar	1,033,753	AUD	833,000	06/17/09	20,351
New Zealand Dollar	13,139,334	USD	7,109,185	06/17/09	(304,204)
New Zealand Dollar	2,180,600	USD	1,238,498	06/17/09	8,174
Norwegian Krone	8,171,530	USD	1,152,624	06/17/09	(89,920)
Peruvian Nouveau Sol	6,760,000	USD	2,116,478	06/05/09	(144,014)
Saudi Arabian Riyal	4,786,000	USD	1,271,351	06/04/09	(4,610)
Swedish Krona	10,948,686	EUR	987,450	06/17/09	(54,743)
Swedish Krona	30,556,968	USD	3,669,357	06/17/09	(129,143)
Swiss Franc	1,664,453	AUD	2,060,000	06/17/09	33,475
Swiss Franc	1,749,333	EUR	1,175,000	06/17/09	20,724
Swiss Franc	623,993	GBP	372,000	06/17/09	3,243
Swiss Franc	1,326,000	JPY	109,965,180	06/17/09	(46,821)
Swiss Franc	3,526,645	USD	3,078,744	06/17/09	(13,102)
Swiss Franc	5,539,700	USD	4,787,539	06/17/09	(69,173)
Taiwan Dollar	43,475,000	USD	1,294,015	06/17/09	(33,802)
United Arab Emirates Dirham	4,687,000	USD	1,263,070	06/04/09	(12,790)
United States Dollar	1,297,799	AED	4,687,000	06/04/09	(21,938)
United States Dollar	8,553,344	AUD	12,389,804	06/17/09	424,559
United States Dollar	6,623,298	AUD	9,359,700	06/17/09	158,930
United States Dollar	831,144	CAD	1,006,576	06/17/09	12,562
United States Dollar	1,918,072	CAD	2,331,500	06/17/09	36,178
United States Dollar	502,000	CHF	587,892	06/17/09	13,411
United States Dollar	3,071,980	CNY	20,997,000	09/02/09	22,144
United States Dollar	3,753,862	CNY	25,613,000	09/02/09	20,478
United States Dollar	1,703,214	CNY	11,340,000	09/02/09	(32,148)
United States Dollar	11,439,717	EUR	8,656,249	06/17/09	11,447

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments — April 30, 2009 (unaudited)

					Unrealized
	Contracts to	In			appreciation
	deliver	exchange for		Maturity dates	(depreciation) ($)
United States Dollar	1,083,109	EUR	825,200	06/17/09	8,530
United States Dollar	790,316	EUR	610,000	09/02/09	16,422
United States Dollar	2,301,753	EUR	1,802,000	09/02/09	81,431
United States Dollar	1,861,120	EUR	1,280,000	09/02/09	(168,292)
United States Dollar	8,894,215	GBP	6,070,594	06/17/09	86,080
United States Dollar	1,078,614	GBP	738,900	06/17/09	14,449
United States Dollar	1,212,337	JPY	119,124,264	05/01/09	(4,425)
United States Dollar	735,792	JPY	70,738,264	06/10/09	(18,168)
United States Dollar	1,583,682	JPY	155,941,477	06/17/09	(1,515)
United States Dollar	5,236,519	JPY	524,000,000	06/17/09	79,936
United States Dollar	2,076,755	NOK	13,591,209	06/17/09	(10,107)
United States Dollar	3,930,734	NZD	7,348,257	06/17/09	215,251
United States Dollar	11,553,732	NZD	20,051,600	06/17/09	(240,349)
United States Dollar	2,105,686	PEN	6,760,000	06/05/09	154,805
United States Dollar	1,287,944	SAR	4,786,000	06/04/09	(11,984)
United States Dollar	1,554,000	SEK	12,715,760	06/17/09	26,681
United States Dollar	4,042,868	SEK	33,383,800	06/17/09	107,033
United States Dollar	614,793	TWD	21,337,000	06/17/09	36,883
United States Dollar	637,799	TWD	22,138,000	06/17/09	38,341
					(510,671)

Currency type abbreviations:
AED	United Arab Emirates Dirham
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
EUR	Euro
GBP	Great Britain Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nouveau Sol
SAR	Saudi Arabian Riyal
SEK	Swedish Krona
TWD	Taiwan Dollar
USD	United States Dollar

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments — April 30, 2009 (unaudited)

Interest rate swaps(5)

				Rate type
Counterparty	Notional amount (000)		Termination dates	Payments made by the Portfolio (%)		Payments received by the Portfolio (%)		Upfront payments received (made) ($)	Value ($)	Unrealized appreciation (depreciation) ($)
Bank of America	USD	10,700	06/17/19	1.016	(14)	3.500		155,882	207,091	362,973
Citigroup	GBP	1,350	06/17/14	1.658	(15)	4.000		(76,192)	85,528	9,336
Citigroup	GBP	4,170	06/17/14	1.658	(15)	4.000		(237,815)	264,187	26,372
Citigroup	JPY	693,000	06/17/14	1.250		0.734	(16)	99,270	(110,021)	(10,751)
Citigroup	JPY	1,325,000	06/17/14	0.734	(16)	1.250		(196,958)	210,357	13,399
Citigroup	JPY	1,739,000	06/17/14	1.250		0.734	(16)	214,842	(276,084)	(61,242)
Citigroup	MXN	10,000	12/08/10	6.248	(17)	8.210		—	27,017	27,017
Citigroup	MXN	30,000	12/09/10	6.248	(17)	8.210		—	82,573	82,573
Citigroup	USD	800	06/18/29	3.500		1.016	(14)	72,487	13,515	86,002
Credit Suisse First Boston	GBP	6,280	06/17/14	4.000		1.658	(15)	280,701	(397,864)	(117,163)
Credit Suisse First Boston	GBP	2,710	06/17/14	4.000		1.658	(15)	120,996	(171,690)	(50,694)
Credit Suisse First Boston	JPY	2,091,000	12/17/13	1.500		0.734	(16)	79,998	(582,780)	(502,782)
Deutsche Bank AG	GBP	10	12/17/11	5.250		1.658	(15)	963	(1,089)	(126)
Deutsche Bank AG	KRW	660,000	01/28/11	2.410	(18)	2.820		—	(1,543)	(1,543)
Deutsche Bank AG	USD	9,200	06/18/12	1.016	(14)	2.750		(193,562)	197,850	4,288
Deutsche Bank AG	USD	1,200	06/18/29	3.500		1.016	(14)	105,070	20,273	125,343
Deutsche Bank AG	USD	2,100	06/18/29	3.500		1.016	(14)	189,632	35,478	225,110
Deutsche Bank AG	USD	10,700	06/18/29	3.500		1.016	(14)	763,294	180,768	944,062
Deutsche Bank AG	USD	600	06/17/39	3.500		1.016	(14)	72,701	16,778	89,479
JPMorgan Chase Bank	BRL	4,000	01/04/10	10.120	(19)	10.059		—	1,905	1,905
JPMorgan Chase Bank	EUR	9,100	12/17/13	1.568	(20)	4.500		247,968	965,433	1,213,401
JPMorgan Chase Bank	GBP	4,220	06/17/14	1.658	(15)	4.000		(252,416)	267,355	14,939
JPMorgan Chase Bank	JPY	571,000	06/17/14	0.734	(16)	1.250		(85,550)	90,652	5,102
JPMorgan Chase Bank	KRW	641,000	01/28/11	2.410	(18)	2.830		—	(1,399)	(1,399)
JPMorgan Chase Bank	MXN	10,000	12/01/10	6.248	(17)	8.420		—	29,263	29,263
JPMorgan Chase Bank	MXN	13,000	12/03/10	6.248	(17)	8.380		—	37,476	37,476
JPMorgan Chase Bank	USD	9,200	06/18/12	2.750		1.016	(14)	159,668	(197,850)	(38,182)
JPMorgan Chase Bank	USD	3,100	06/17/14	3.250		1.016	(14)	155,551	(90,909)	64,642
JPMorgan Chase Bank	USD	4,150	06/17/14	3.250		1.016	(14)	192,542	(121,701)	70,841
JPMorgan Chase Bank	USD	4,200	06/18/29	3.500		1.016	(14)	443,418	70,956	514,374
								2,312,490	851,525	3,164,015

(14)	Rate based on 3 Month LIBOR (London Interbank Offered Rate).
(15)	Rate based on 6 Month LIBOR (GBP on Interbank Offered Rate).
(16)	Rate based on 6 Month LIBOR (JPY on Interbank Offered Rate).
(17)	Rate based on Mexican 28-day TIIE, Tasa de Internes Interbancoria de Equilibro (Interbank Equilibrium Interest Rate).
(18)	Rate based on 3 Month Korean Won CD.
(19)

At the maturity date, the Portfolio will make or receive a payment depending on the movement of the Brazil CETIP (Central of Custody and Settlement of Private Bonds) Interbank Deposit Rate versus the fixed rate set at inception of the swap.

(20)	Rate based on 6 Month LIBOR (EUR on Interbank Offered Rate).

BRL	Brazilian Real
EUR	Euro
GBP	Great Britain Pound
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
USD	United States Dollar

Credit default swaps on credit indicies—buy protection(5), (21)

				Rate type
	Notional amount		Termination	Payments made by		Payments received by		Upfront payments		Unrealized
Counterparty	(000)		dates	the Portfolio (%)		the Portfolio (%)		made ($)	Value ($)	depreciation ($)
Deutsche Bank AG	USD	37,000	12/20/13	1.500	(22)	0.000	(23)	(1,139,841)	761,239	(378,602)

(21)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of the particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (ii) received a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(22)	Payments are made based on the notional amount.
(23)	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or by a restructuring event with respect to the CDX North America Investment Grade Index.

USD	United States Dollar

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments — April 30, 2009 (unaudited)

Credit default swaps on credit indicies—sell protection(5),(24)

	Notional			Rate type
Counterparty	amount (000)		Termination dates	Payments made by the Portfolio (%)		Payments received by the Portfolio (%)		Upfront payments received ($)	Value ($)	Unrealized depreciation ($)	Credit spread(25)
Deutsche Morgan Grenfell	USD	1,000	08/25/37	0.000	(26)	0.090	(27)	464,875	(1,482,000)	(1,017,125)	8.08%
Deutsche Morgan Grenfell	USD	1,500	08/25/37	0.000	(26)	0.090	(27)	772,526	(1,111,500)	(338,974)	8.08%
Deutsche Morgan Grenfell	USD	1,500	08/25/37	0.000	(26)	0.090	(27)	776,276	(1,111,500)	(335,224)	8.08%
Salomon Smith Barney	USD	1,500	08/25/37	0.000	(26)	0.090	(27)	761,276	(1,111,500)	(350,224)	8.08%
Salomon Smith Barney	USD	1,500	08/25/37	0.000	(26)	0.090	(27)	772,526	(1,111,500)	(338,974)	8.08%
Salomon Smith Barney	USD	3,000	08/25/37	0.000	(26)	0.090	(27)	1,545,053	(2,223,000)	(677,947)	8.08%
Salomon Smith Barney	USD	4,500	08/25/37	0.000	(26)	0.090	(27)	2,295,079	(3,334,500)	(1,039,421)	8.08%
								7,387,611	(11,485,500)	(4,097,889)

(24)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of the particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(25)

Credit spreads, where applicable, represented in absolute terms, utilized in determining the market value as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity.

(26)	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or by a restructuring event with respect to the bonds on the Asset Backed Securities Index.
(27)	Payments received are based on the notional amount.
N/A	Not Applicable.
USD	United States Dollar

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments — April 30, 2009 (unaudited)

On August 1, 2008, the Portfolio adopted the Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Portfolio’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical investments.

Level 2 - Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3 - Unobservable inputs inclusive of the Portfolio’s own assumptions in determining the value of investments.

The following is a summary of the inputs used as of April 30, 2009 in valuing the Portfolio’s investments:

	Quoted prices in active markets for identical investments (Level 1) ($)	Significant other observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Investments, at value(28)	139,047,241	288,641,300	342,341	428,030,882
Investments sold short, at value	(19,970,717)	(11,447,810)	—	(31,418,527)
Other financial instruments(28), (29)	(2,073,877)	(1,823,147)	—	(3,897,024)
Total	117,002,647	275,370,343	342,341	392,715,331

The following is a rollforward of the Portfolio’s investments that used unobservable inputs (Level 3) during the nine months ended April 30, 2009.

Investments, at value ($)
Beginning balance at 07/31/08	521,265
Net purchases/(sales)	(99,045)
Accrued discounts/(premiums)	0
Total realized gain/(loss)	0
Total unrealized appreciation (depreciation)	(79,879)
Net transfers in/(out) of Level 3	0
Ending balance at 04/30/09	342,341

(28)

The Portfolio may hold securities which are periodically fair valued in accordance with the Portfolio’s fair valuation policy. This may result in movements between Level 1 and Level 2 throughout the fiscal year.

(29)	Other financial instruments include open futures contracts, swap contracts, written options and forward foreign currency contracts.

In April 2009, the FASB issued FASB Staff Position No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”). FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157, when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the Portfolio’s financial statement disclosures.

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s semiannual report to shareholders dated January 31, 2009.

UBS PACE Select Advisors Trust

Each Portfolio (except UBS PACE Money Market Investments) calculates its net asset value based on the current market value for its portfolio securities. The Portfolios normally obtain market values for their securities from independent pricing sources. Independent pricing sources may use last reported sale prices, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities. Securities traded in the over-the-counter (“OTC”) market and listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price available prior to valuation. Securities which are listed on US and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. Securities listed on foreign stock exchanges (and certain related derivatives) may be fair valued based on significant events that have occurred subsequent to the close of the foreign markets. UBS PACE International Equity Investments, UBS PACE International Emerging Markets Equity Investments, UBS PACE Global Real Estate Securities Investments and UBS PACE Alternative Strategies Investments may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets (and certain related derivatives) in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. If a security is valued at a “fair value”, that value is likely to be different from the last quoted market price for the security. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by UBS Global Asset Management (Americas) Inc. (“UBS Global AM”). If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”). Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; and changes in overall market conditions. If events occur that materially affect the value of securities (particularly non-US securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange (“NYSE”), the securities are fair valued. The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the Board determines that this does not represent fair value. Investments of the UBS PACE Money Market Investments Portfolio are valued using the amortized cost method of valuation. All investments quoted in foreign currencies will be valued daily in US dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by the Portfolios’ custodian. Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company.

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). The standard requires enhanced disclosures about the Portfolios’ derivative and hedging activities. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of FAS 161 may have on the Portfolios’ financial statement disclosures.

Item 2.  Controls and Procedures.

(a)            The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)           The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)                Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS PACE Select Advisors Trust

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	June 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	June 29, 2009

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	June 29, 2009